As filed with the Securities and Exchange Commission on May 15, 1998
                                                      Registration No. 333-34537

                                                              File No. 811-08343
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549
                                 -------------
                                   FORM N-1A
                            REGISTRATION STATEMENT
                                   Under the
                            SECURITIES ACT OF 1933                           [X]

                           Pre-Effective Amendment No.                       [ ]
                         Post-Effective Amendment No. 1                      [X]

                                     and/or

                            REGISTRATION STATEMENT
                                   Under the
                         INVESTMENT COMPANY ACT OF 1940                      [X]

                                 Amendment No. 2                             [X]

                        (Check appropriate box or boxes)

                                  -------------
                           Phoenix Investment Trust 97
               (Exact Name of Registrant as Specified in Charter)
                                  -------------
               101 Munson Street, Greenfield, Massachusetts            01301
                    (Address of Principal Executive Offices)        (Zip Code)

                                 (800) 243-1574
              (Registrant's Telephone Number, including Area Code)

                                 -------------
                              Thomas N. Steenburg
                     Vice President, Counsel and Secretary

                       Phoenix Investment Partners, Ltd.
                              56 Prospect Street
                       Hartford, Connecticut 06115-0479
                    (name and address of Agent for Service)

                                -------------
It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on May 19, 1998 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed effective amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          PHOENIX INVESTMENT TRUST 97


                   Cross Reference Sheet Pursuant to Rule 495
                        Under the Securities Act of 1993


                                     PART A
                       Information Required in Prospectus



                          Item Number                             Prospectus Caption
---------------------------------------------------------------   -----------------------------------------------------
  1.     Cover Page ...........................................   Cover Page
  2.     Synopsis .............................................   Introduction; Fund Expenses
  3.     Condensed Financial Information ......................   Financial Highlights
  4.     General Description of Registrant ....................   Cover Page; Introduction; Investment Objective
                                                                  and Policies; Additional Information
  5.     Management of the Funds ..............................   Management of the Funds
 5A.     Management's Discussion of Fund Performance ..........   Performance Information
  6.     Capital Stock and Other Securities ...................   Dividends, Distributions and Taxes; Net Asset Value;
                                                                  How to Buy Shares; Additional Information
  7.     Purchase of Securities Being Offered .................   How to Buy Shares; Distribution Plans; Net Asset
                                                                  Value; Investor Account Services
  8.     Redemption or Repurchase .............................   How to Redeem Shares
  9.     Pending Legal Proceeding .............................   Not Applicable


                                     PART B
          Information Required in Statement of Additional Information



                             Item Number                                 Statement of Additional Information Caption
----------------------------------------------------------------------   -----------------------------------------------------
10.     Cover Page ...................................................   Cover Page
11.     Table of Contents ............................................   Table of Contents
12.     General Information and History ..............................   Cover Page; The Trust
13.     Investment Objectives and Policies ...........................   Investment Objectives and Policies;
                                                                         Investment Restrictions
14.     Management of the Funds ......................................   The Investment Adviser; Trustees and Officers; Other
                                                                         Information
15.     Control Persons and Principal Holders of Securities ..........   Directors and Officers; Principal Shareholders
16.     Investment Advisory and Other Services .......................   The Investment Adviser
17.     Brokerage Allocation .........................................   Portfolio Transactions and Brokerage
18.     Capital Stock and Other Securities ...........................   Net Asset Value; How to Buy Shares
19.     Purchase, Redemption and Pricing of Securities                   How to Buy Shares; Investor Account Services;
        Being Offered ................................................   Redemption of Shares; Net Asset Value
20.     Tax Status ...................................................   Dividends, Distributions and Taxes
21.     Underwriter ..................................................   The Distributor
22.     Calculations of Performance Data .............................   Performance Information
23.     Financial Statements .........................................   Not Applicable



                                     PART C

The information required to be in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                    P H O E N I X
                                            FUNDS

Prospectus                                  May 19, 1998


                               [Arrow Graphic] PHOENIX VALUE
                               [Arrow Graphic] EQUITY FUND


                                            -- PHOENIX SMALL CAP
                                               VALUE FUND



[logo] PHOENIX
       INVESTMENT PARTNERS

                           PHOENIX VALUE EQUITY FUND
                          PHOENIX SMALL CAP VALUE FUND
                               101 Munson Street
                              Greenfield, MA 01301

                                   PROSPECTUS

                                  May 19, 1998



     Phoenix Value Equity Fund's (the "Value Equity Fund" or "Fund") primary investment objective is to seek long-term capital appreciation and its secondary objective is to seek current income by investing in a diversified portfolio of common stocks.

     Phoenix Small Cap Value Fund (the "Small Cap Value Fund" or "Fund") seeks long-term capital appreciation.


     Phoenix Investment Trust 97 (the "Trust") is an open-end management investment company whose shares are offered in two series (each a "Fund" and collectively the "Funds"). Each Fund represents an investment in a separate diversified fund with its own investment objectives and policies designed to meet its specific investment goals. There can be no assurance that any Fund will achieve its objective.


     This Prospectus sets forth concisely the information about the Funds that a prospective investor should know before investing. No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds, Adviser or Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state in which, or to any person to whom, it is unlawful to make such offer. Neither the delivery of this Prospectus nor any sale hereunder shall, under any circumstances, create any implication that information herein is correct at any time subsequent to its date. Investors should read and retain this Prospectus for future reference. Additional information about the Funds and the Trust is contained in the Statement of Additional Information, dated May 19, 1998, which has been filed with the Securities and Exchange Commission (the "Commission") and is available upon request at no charge by calling (800) 243-4361 or by writing to Phoenix Equity Planning Corporation at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200. The Statement of Additional Information is incorporated herein by reference.

     The Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.


     Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank, credit union, or affiliated entity, and are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency, and involve investment risk, including possible loss of principal.

--------------------------------------------------------------------------------
LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
                        CUSTOMER SERVICE: (800) 243-1574
                           MARKETING: (800) 243-4361
                        TELEPHONE ORDERS: (800) 367-5877
                 TELECOMMUNICATION DEVICE (TTY) (800) 243-1926

                               TABLE OF CONTENTS




                                                    Page
                                                   -----
INTRODUCTION .....................................   3
FUND EXPENSES ....................................   4
FINANCIAL HIGHLIGHTS .............................   6
PERFORMANCE INFORMATION ..........................   8
INVESTMENT OBJECTIVES AND POLICIES ...............   8
INVESTMENT TECHNIQUES AND RELATED RISKS ..........   9
INVESTMENT RESTRICTIONS ..........................  14
PORTFOLIO TURNOVER ...............................  14
MANAGEMENT OF THE FUNDS ..........................  14
DISTRIBUTION PLANS ...............................  15
HOW TO BUY SHARES ................................  16
INVESTOR ACCOUNT SERVICES ........................  20
NET ASSET VALUE ..................................  21
HOW TO REDEEM SHARES .............................  22
DIVIDENDS, DISTRIBUTIONS AND TAXES ...............  23
ADDITIONAL INFORMATION ...........................  24

                                 INTRODUCTION

     This Prospectus describes certain of the shares offered by and the operations of Phoenix Investment Trust 97 (the "Trust"). The Trust is a diversified, open-end management investment company established as a Massachusetts business trust. Shares of the Trust are divided into two series, each a "Fund" and collectively the "Funds." Each Fund has a different investment objective, and is designed to meet different investment needs.

The Investment Advisers

     Phoenix Investment Counsel, Inc. ("PIC" or the "Adviser") serves as investment adviser to the Funds. PIC is a subsidiary of Phoenix Investment Partners, LTD. (previously known as Phoenix Duff & Phelps Corporation). See "Management of the Fund" for a description of the Investment Advisory Agreement and management fees.


Distributor and Distribution Plans
     Phoenix Equity Planning Corporation ("Equity Planning" or the "Distributor"), serves as national distributor of the Funds' shares. See "Distribution Plans" and the Statement of Additional Information. Equity Planning also acts as financial agent of the Funds and as such receives a fee. See "The Financial Agent." Equity Planning also serves as the Funds' transfer agent. See "The Custodian and Transfer Agent."


     The Funds have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") for all classes of all Funds. Pursuant to the distribution plan adopted for Class A Shares, Class B Shares, Class C Shares and Class M Shares, the Funds pay the Distributor 0.25% of the average daily net assets of each Class for furnishing shareholder services (the "Service Fee") and for Class B, C and M Shares the Funds will reimburse the Distributor up to a maximum annual rate of 0.75%, 0.75% and 0.25%, respectively, of the average daily net assets of each Class for distribution expenditures incurred in connection with the sale and promotion of each Class of Shares of each Fund. See "Distribution Plans."


Purchase of Shares

     Each Fund currently offers four classes of shares which may be purchased at a price equal to their net asset value per share, plus a sales charge which, at the election of the purchaser, may be imposed (i) at the time of the purchase ("Class A Shares" and "Class M Shares") or (ii) on a contingent deferred basis ("Class B Shares" and "Class C Shares"). Class M Shares are currently closed to new investors.

     Class A and M Shares are offered to the public at the next determined net asset value after receipt of the order by State Street Bank and Trust Company ("State Street Bank"), or an authorized agent, plus a sales charge. The maximum initial sales charge is 4.75% and 3.50%, respectively, of the offering price on single purchases of less than $50,000. The sales charges are reduced on a graduated scale on single purchases of $50,000 or more.

     Class B and C Shares are offered to the public at the next determined net asset value after receipt of an order by State Street Bank, or an authorized agent, with no sales charge. Class B Shares are subject to a sales charge if they are redeemed within five years of purchase. Class C Shares redeemed within one year of purchase are subject to a 1% sales charge.


     Shares of each Class represent an identical interest in the investment portfolio of a Fund and have the same rights. For more information on fees and charges applicable for each Fund and Class, refer to "Fund Expenses" and "How to Buy Shares."


     Completed applications for the purchase of shares should be mailed to the Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.


Minimum Initial and Subsequent Investments

     The minimum initial investment is $500 ($25 if using the bank draft investment program designated "Investo-Matic") and the minimum subsequent investment is $25. Exceptions to the minimum and subsequent investment amounts are available under certain circumstances. See "How to Buy Shares."


Redemption of Shares


     Class A and M Shares of a Fund may be redeemed at any time at the net asset value per share next computed after receipt of a redemption request by State Street Bank or an authorized agent. Class B and C shareholders redeeming shares within certain time periods of the date of purchase will normally be assessed a contingent deferred sales charge. See "How to Redeem Shares."



Risk Factors

     There can be no assurances that a Fund will achieve its investment objectives. As a result of each Fund's substantial investment in the stock market, the net asset value of a Fund's shares will fluctuate significantly in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which each Fund invests. In addition, the Funds may borrow from banks at fixed amounts of interest to increase their ownership of securities. There can be no assurance, however, that the income earned from the additional securities purchased will cover the cost of the borrowed funds.

     See "Investment Objectives and Policies" and "Investment Techniques and Related Risks" for more information on relevant risks.

                                 FUND EXPENSES


     The following table illustrates all fees and expenses a shareholder is expected to incur. In the table the expenses and fees set forth were for the period ended February 28, 1998 and have been pro-rated to reflect a full year of operation.




                                                                    Value Equity Fund
                                    ----------------------------------------------------------------------------------
                                       Class A                   Class B                     Class C          Class M
                                        Shares                    Shares                      Shares          Shares
Shareholder Transaction
 Expenses
 Maximum Sales Load Imposed
  on Purchases (as a percentage
  of offering price)                    4.75%                     None                        None             3.50%
 Maximum Sales Load Imposed
  on Reinvested Dividends               None                      None                        None             None
 Deferred Sales Load (as a              None        5% during the first year,           1% during the          None
  percentage of original                            decreasing 1% annually to 2%          first year
  purchase price or                                 during the fourth and fifth
  redemption proceeds,                              years; decreasing to 0% after
  as applicable)                                    the fifth year
 Redemption Fee                         None                      None                        None             None
 Exchange Fee                           None                      None                        None             None
Annual Fund Operating
 Expenses
 (as a percentage of average net
 assets)
 Management Fees                        0.75%                     0.75%                       0.75%            0.75%
 12b-1 Fees (a)                         0.25%                     1.00%                       1.00%            0.50%
 Other Expenses (After Expense
  Reimbursement) (b)                    0.25%                     0.25%                       0.25%            0.25%
                                       -----                      ----                        ----            -----
 Total Fund Operating Expenses          1.25%                     2.00%                       2.00%            1.50%
                                       =====                      ====                        ====            =====




                                                                   Small Cap Value Fund
                                    ----------------------------------------------------------------------------------
                                       Class A                   Class B                     Class C          Class M
                                        Shares                    Shares                      Shares          Shares
Shareholder Transaction
 Expenses
 Maximum Sales Load Imposed
  on Purchases (as a percentage
  of offering price)                    4.75%                     None                        None             3.50%
 Maximum Sales Load Imposed
  on Reinvested Dividends               None                      None                        None             None
 Deferred Sales Load (as a              None        5% during the first year,           1% during the          None
  percentage of original                            decreasing 1% annually to 2%          first year
  purchase price or                                 during the fourth and fifth
  redemption proceeds,                              years; decreasing to 0% after
  as applicable)                                    the fifth year
 Redemption Fee                         None                      None                        None             None
 Exchange Fee                           None                      None                        None             None
Annual Fund Operating
 Expenses
 (as a percentage of average net
 assets)
 Management Fees                        0.90%                     0.90%                       0.90%            0.90%
 12b-1 Fees (b)                         0.25%                     1.00%                       1.00%            0.50%
 Other Expenses (After Expense
  Reimbursement) (c)                    0.25%                     0.25%                       0.25%            0.25%
                                       -----                      ----                        ----             -----
 Total Fund Operating Expenses          1.40%                     2.15%                       2.15%            1.65%
                                       =====                      ====                        ====             =====


-----------

     (a) "12b-1 Fees" represent an asset based sales charge that, for a long term shareholder, may be higher than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD"). 12b-1 Fees as stated include a Service Fee. See "Distribution Plans."
     (b) The Adviser has agreed to reimburse the Value Equity Fund's operating expenses other than Management Fees and Rule 12b-1 Fees for the amount by which such operating expenses of each Class of shares exceed 0.25% of the average net assets of each Class of shares through the fiscal year ended August 31, 1998. Other expenses are estimated to be 0.60% for each Class of shares, absent such waiver or reimbursement for the fiscal year ended August 31, 1998. Total Fund Operating Expenses for Class A, Class B, Class C and Class M shares are estimated to be 1.60%, 2.35%, 2.35% and 1.85%, respectively, absent such waiver or reimbursement for the fiscal year ended August 31, 1998.
     (c) The Adviser has agreed to reimburse the Small Cap Value Fund's operating expenses other than Management Fees and Rule 12b-1 Fees for the amount by which such operating expenses of each Class of shares exceed 0.25% of the average net assets of each Class of shares through the fiscal year ended August 31, 1998. Other expenses are estimated to be 0.60% for each Class of shares, absent such waiver or reimbursement for the fiscal year ended August 31, 1998. Total Fund Operating Expenses for Class A, Class B, Class C and Class M shares are estimated to be 1.75%, 2.50%, 2.50% and 2.00%, respectively, absent such waiver or reimbursement for the fiscal year ended August 31, 1998.

                                                                                    Cumulative Expenses
                                                                                    Paid for the Period
                                                                             Value Equity         Small Cap Value
                                                                                 Fund                  Fund
                                                                         --------------------   -------------------
Example*                                                                  1 year     3 years     1 year     3 years
--------                                                                 --------   ---------   --------   --------
An investor would pay the following expenses on a hypothetical $1,000 investment assuming (1) a 5% annual return and (2) redemption at the end of each time period.
 Class A Shares                                                             $60        $85         $61        $90
 Class B Shares                                                             $60        $83         $62        $87
 Class C Shares                                                             $30        $63         $32        $67
 Class M Shares                                                             $50        $81         $51        $85

An investor would pay the following expenses on the same $1,000 investment assuming no redemption at the end of each period:
 Class A Shares                                                             $60        $85         $61        $90
 Class B Shares                                                             $20        $63         $22        $67
 Class C Shares                                                             $20        $63         $22        $67
 Class M Shares                                                             $50        $81         $51        $85

*The purpose of the table above is to help the investor understand the various costs and expenses that the investor will bear directly or indirectly. The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. See "Management of the Funds", "Distribution Plans" and "How to Buy Shares."

                              FINANCIAL HIGHLIGHTS

     The following table sets forth certain financial information of the Trust. The Funds' unaudited Financial Statements and notes thereto are incorporated by reference in the Statement of Additional Information. The Statement of Additional Information and the Funds' most recent Semiannual Report (containing additional information relating to each Fund's performance) are available at no charge upon request by calling (800) 243-4361.


                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)
                               Value Equity Fund


                                                Class A
                                        ----------------------
                                            From Inception
                                              11/5/97 to
                                                2/28/98
                                              (Unaudited)
                                        ----------------------
Net asset value, beginning of period          $ 10.00
Income from investment operations
 Net investment income (loss)                    0.02(4)(5)
 Net realized and unrealized gain                0.87
                                              -------
  Total from investment operations               0.89
                                              -------
Less distributions
 Dividends from net investment income           (0.02)
                                              -------
  Total distributions                           (0.02)
                                              -------
Change in net asset value                        0.87
                                              -------
Net asset value, end of period                $ 10.87
                                              =======
Total return(1)                                  8.96%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)         $10,086
Ratio to average net assets of:
 Operating expenses                              1.25%(2)
 Net investment income (loss)                    0.61%(2)
Portfolio turnover                                 31%(3)
Average commission rate paid(6)               $0.0326



                                                Class B                Class C                Class M
                                        ---------------------- ---------------------- ----------------------
                                            From Inception         From Inception         From Inception
                                              11/5/97 to             11/5/97 to             11/5/97 to
                                                2/28/98                2/28/98                2/28/98
                                              (Unaudited)            (Unaudited)            (Unaudited)
                                        ---------------------- ---------------------- ----------------------
Net asset value, beginning of period          $ 10.00                $ 10.00               $  10.00
Income from investment operations
 Net investment income (loss)                   (0.01)(4)(5)           (0.01)(4)(5)            0.01(4)(5)
 Net realized and unrealized gain                0.88                   0.89                   0.88
                                              -------                -------               --------
  Total from investment operations               0.87                   0.88                   0.89
                                              -------                -------               --------
Less distributions
 Dividends from net investment income           (0.02)                 (0.02)                 (0.01)
                                              -------                -------               --------
  Total distributions                           (0.02)                 (0.02)                 (0.01)
                                              -------                -------               --------
Change in net asset value                        0.85                   0.86                   0.88
                                              -------                -------               --------
Net asset value, end of period                $ 10.85                $ 10.86               $  10.88
                                              =======                =======               ========
Total return(1)                                  8.72%(3)               8.78%(3)               8.95%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)         $ 4,079                $ 1,396               $    133
Ratio to average net assets of:
 Operating expenses                              2.00%(2)               2.00%(2)               1.50%(2)
 Net investment income (loss)                   (0.28%)(2)             (0.28%)(2)              0.44%(2)
Portfolio turnover                                 31%(3)                 31%(3)                 31%(3)
Average commission rate paid(6)               $0.0326                $0.0326                $0.0326

-----------
(1) Maximum sales charges are not reflected in the total return calculation.
(2) Annualized
(3) Not annualized
(4) Computed using average shares outstanding.
(5) Includes reimbursement of operating expenses by investment adviser of $0.11, $0.11, $0.11 and $0.11, respectively.
(6) A fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                             Small Cap Value Fund



                                                 Class A
                                        ------------------------
                                             From Inception
                                               11/20/97 to
                                                 2/28/98
                                               (Unaudited)
                                        ------------------------
Net asset value, beginning of period           $ 10.00
Income from investment operations
 Net investment income (loss)                     0.01(4)(5)
 Net realized and unrealized gain                 0.85
                                               -------
  Total from investment operations                0.86
                                               -------
Less distributions
 Dividends from net investment income            (0.03)
                                               -------
  Total distributions                            (0.03)
                                               -------
Change in net asset value                         0.83
                                               -------
Net asset value, end of period                 $ 10.83
                                               =======
Total return(1)                                   8.45%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)          $12,869
Ratio to average net assets of:
 Operating expenses                               1.40%(2)
 Net investment income                            0.44%(2)
Portfolio turnover                                  38%(3)
Average commission rate paid(6)                $0.0377


                                                 Class B                  Class C                  Class M
                                        ------------------------ ------------------------ ------------------------
                                             From Inception           From Inception           From Inception
                                               11/20/97 to              11/20/97 to              11/20/97 to
                                                 2/28/98                  2/28/98                  2/28/98
                                               (Unaudited)              (Unaudited)              (Unaudited)
                                        ------------------------ ------------------------ ------------------------
Net asset value, beginning of period           $ 10.00                  $ 10.00                  $ 10.00
Income from investment operations
 Net investment income (loss)                    (0.01)(4)(5)             (0.01)(4)(5)              0.01(4)(5)
 Net realized and unrealized gain                 0.85                     0.85                     0.85
                                               -------                  -------                  -------
  Total from investment operations                0.84                     0.84                     0.86
                                               -------                  -------                  -------
Less distributions
 Dividends from net investment income            (0.03)                   (0.03)                   (0.03)
                                               -------                  -------                  -------
  Total distributions                            (0.03)                   (0.03)                   (0.03)
                                               -------                  -------                  -------
Change in net asset value                         0.81                     0.81                     0.83
                                               -------                  -------                  -------
Net asset value, end of period                 $ 10.81                  $ 10.81                  $ 10.83
                                               =======                  =======                  =======
Total return(1)                                   8.21%(3)                 8.18%(3)                 8.37%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)          $ 3,460                  $ 1,740                  $   148
Ratio to average net assets of:
 Operating expenses                               2.15%(2)                 2.15%(2)                 1.65%(2)
 Net investment income                           (0.53%)(2)               (0.50%)(2)                0.25%(2)
Portfolio turnover                                  38%(3)                   38%(3)                   38%(3)
Average commission rate paid(6)                $0.0377                  $0.0377                  $0.0377

-----------
(1) Maximum sales charges are not reflected in the total return calculation.
(2) Annualized
(3) Not annualized
(4) Computed using average shares outstanding.
(5) Includes reimbursement of operating expenses by investment adviser of $0.09, $0.09, $0.09 and $0.09, respectively.
(6) A fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                            PERFORMANCE INFORMATION

     Each Fund may, from time to time, include its yield and total return in advertisements, sales literature or reports to shareholders or prospective investors. Both yield and total return figures are computed separately for each Class of Shares of each Fund in accordance with formulas specified by the Securities and Exchange Commission and are based on historical earnings and are not intended to indicate future performance.

     The yield of each Fund will be computed by dividing the Fund's net investment income over a 30-day period by an average value of invested assets (using the average number of shares entitled to receive dividends and the maximum offering price per share at the end of the period), all in accordance with applicable regulatory requirements. Such amount will be compounded for six months and then annualized for a twelve-month period to derive the Fund's yield.

     Standardized quotations of average annual total return for each Class of Shares of a Fund will be expressed in terms of the average annual compound rate of return of a hypothetical investment in such Class of Shares over a period of 1, 5 and 10 years (or up to the life of the Fund). Standardized total return quotations reflect the deduction of a proportional share of each class's expenses (on an annual basis), deduction of the maximum initial sales load in the case of Class A and M Shares and the maximum contingent deferred sales charge applicable to a complete redemption of the investment in the case of Class B and C Shares, and assume that all dividends and distributions are reinvested when paid. Each Fund may also quote supplementally a rate of total return over different periods of time by means of aggregate, average, and year-by-year or other types of total return figures. In addition, each Fund may from time to time publish materials citing historical volatility for shares of that Fund.


     Each Fund may from time to time include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and Morningstar, Inc. Additionally, each Fund may compare that Fund's performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week, Investor's Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor's The Outlook, and Personal Investor. The Funds may from time to time illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of each Fund against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Russell 1000 Value Index, Russell 2000 Value Index, Dow Jones Industrial Average, Europe Australia Far East Index (EAFE), Consumer Price Index, Lehman Brothers Corporate Index and Lehman Brothers T-Bond Index. The S&P 500 is a commonly quoted measure of stock market performance and represents common stocks of companies of varying sizes segmented across 90 different industries which are listed on the New York Stock Exchange, the American Stock Exchange or traded over the NASDAQ National Market System.


     Advertisements, sales literature and other communications may contain information about a Fund or the Adviser's current investment strategies and management style. Current strategies and style may change to allow a Fund to respond quickly to changing market and economic conditions. From time to time, a Fund may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, a Fund may separate its cumulative and average annual returns into income and capital gains components.

     Performance information for a Fund reflects only the performance of a hypothetical investment in Class A, Class B, Class C or Class M Shares of the Fund during the particular time period in which the calculations are based. Performance information should be considered in light of each Fund's investment objectives and policies, characteristics and quality of its portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine total return for each Fund, see the Statement of Additional Information.

     The Trust's Annual Report, available upon request and without charge, will contain a discussion of the performance of each Fund and a comparison of that performance to a securities market index.


                             INVESTMENT OBJECTIVES
                                 AND POLICIES

     The investment objective of each Fund is a fundamental policy and may not be changed without the approval of a majority of the outstanding shares of each Fund. There can be no assurance that either Fund will achieve its investment objective.

Value Equity Fund
     The Value Equity Fund's primary investment objective is to seek long-term capital appreciation and its secondary objective is to seek current income by investing in a diversified portfolio of common stocks. The Fund seeks to achieve its objective by investing in common stocks that meet certain quantitative standards that in the judgment of the Adviser indicates above average financial soundness and intrinsic value relative to price. Under normal market conditions, at least 65% of the Fund's total assets will be invested in common stocks.

Small Cap Value Fund
     The Small Cap Value Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its objective by investing in a diversified portfolio of common stocks and securities convertible into common stocks of small companies with market capitalization ranging from $100 million to $1 billion that the Adviser believes to be undervalued. Under normal market conditions, at least 65% of the Fund's total assets will be invested in securities of companies whose market capitalization is less than $1 billion at the time of acquisition.


     The Trust commenced operations on November 5, 1997 based on initial capitalization of $400,000 provided by Phoenix Home Life Mutual Insurance Company. The experience of the Trust in raising additional capital for investment purposes may directly affect the spectrum of portfolio holdings and performance of each Fund.

Selection of Investments
     In each of the Funds, the Adviser applies a selection process which selects stocks that, at the time of purchase, meet certain investment criteria relating to price, dividend yield, going concern value and debt levels. In selecting the securities, the Adviser screens a universe of over 2500 companies for the Value Equity Fund and 5,000 for the Small Cap Value Fund. From this universe, the Adviser anticipates that only a few hundred companies will meet one or more of its investment criteria. Each of these companies is analyzed on the basis of the Adviser's projections of the companies' growth in earnings and dividends, earnings momentum, and undervaluation based on a dividend discount model. Target prices and value ranges are developed from this analysis and portfolio selection is made from among the top-rated securities. The securities selected for the Funds are generally traded on the New York Stock exchange, the American Stock Exchange and in over-the-counter markets.

     A security normally will be sold once it reaches its target price, when negative changes occur with respect to the company or its industry, or when there is significant change in the security with respect to one or more of the investment criteria. The Funds may at times continue to hold equity securities that no longer meet the criteria but that are believed suitable in view of the Fund's objectives.


                             INVESTMENT TECHNIQUES
                               AND RELATED RISKS

     In addition to the investment policies described above, the Trust may utilize the following investment practices.

Convertible Securities
     The Funds may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics such as
(1) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (2) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. The Funds will invest in convertible securities rated in the four highest categories which are commonly called "investment grade" securities. The Fund may, but is not required to, dispose of convertible securities whose rating falls below investment grade.

Investment Companies


     Each Fund may invest for liquidity purposes up to 10% of its total assets in the shares of other investment companies, however, no more than 5% of a Fund's assets will be invested in any one investment company. Investors should recognize that a Fund's purchase of the securities of other investment companies results in the layering of expenses, including operating costs, advisory fees and administrative fees, that investors indirectly bear.

     Standard & Poor's Depositary Receipts. Standard & Poor's Depositary Receipts ("SPDRs") are shares of a unit investment trust that are traded on the American Stock Exchange. SPDRs represent a proportionate interest, in substantially the same weighting, as the component common stocks of the Standard & Poor's 500 Index ("S&P 500"). SPDR's trade much like common stock. SPDRs seek to provide investment results that generally correspond to the yield and price performance of the component stocks of the S&P 500. The unit investment trust from which SPDR's are issued is a form of an investment company, and each Fund is subject to the limitations pertaining to investing in other investment companies described above.


     SPDRs are subject to the risk that the financial condition of the issuers of the component stocks of the S&P 500 may deteriorate, which may impact such issuers ability to pay dividends or the value of its common stock. General market risks will also exist including market confidence, economic, political, monetary and fiscal policies. As SPDRs are not actively "managed," common stocks held by the trust will not be disposed of as the result of any market fluctuations.


     While most of the common stocks in the S&P 500 are actively traded, there can be no assurance that a liquid market will continue to exist for all of the common stocks represented in the index. The price at which the component S&P 500 common stocks are purchased and/or sold may adversely affect SPDRs if trading markets in those stocks are limited or absent.


     The S&P 500 itself is subject to periodic review by the Standard & Poor's Committee, who may choose to replace component stocks. Any such changes will require the rebalancing of the SPDRs portfolio to match the weighting and composition of the S&P 500. The transaction costs of SPDRs will reduce their total return and prevent them from exactly replicating the performance of the S&P 500.


     Each Fund may invest in other unit investment trusts (such as Diamonds and S&P 400 Mid-Cap Depositary Receipts) that have similar characteristics and risks to SPDRs. S&P 400 Mid-Cap Depositary Receipts represent a proportionate interest in substantially the same weighting, as the component stocks in the Standard & Poor's Mid-Cap 400 Index. Diamonds are a unit investment trust which represents a proportionate, weighted interest in the component stocks of the Dow Jones Industrial Average.


Futures and Options Transactions

     Financial Futures. Each Fund may enter into financial futures contracts as a hedge against anticipated changes in the market value of the Fund's portfolio securities or securities which it intends to purchase or in the exchange rate of foreign currencies. Hedging is the initiation of an offsetting position in the futures market which is intended to minimize the risk associated with a position's underlying securities in the cash market. Investment techniques related to financial futures and options are summarized below and are described more fully in the Statement of Additional Information.

     Financial futures contracts consist of interest rate futures contracts, foreign currency futures contracts and securities index futures contracts. An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and a specified price. A foreign currency futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the foreign currency called for in the contract at a specified future time and at a specified price. See "Foreign Currency Transactions." A securities index assigns relative values to the securities included in the index, and the index fluctuates with changes in the market values of the securities so included. A securities index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.


     Each Fund may purchase and sell financial futures contracts which are traded on a recognized exchange or board of trade and may enter into financial futures contracts on foreign currencies.


     Engaging in transactions in financial futures contracts involves certain risks, such as the possibility of an imperfect correlation between futures market prices and cash market prices and the possibility that the Adviser could be incorrect in its expectation as to the direction or extent of various interest rate movements or foreign currency exchange rates, in which case the return might have been greater had hedging not taken place. There is also the risk that a liquid secondary market may not exist, and the loss from investing in futures contracts is potentially unlimited because the Fund may be unable to close its position.

     Writing Covered Options. Each Fund may, from time to time, write covered call option contracts as a means of increasing the yield on the Fund's portfolio and also as a means of providing limited protection against decreases in the market value of the Fund's portfolio. Options are technically forms of "derivatives" in that their value is dependent upon fluctuations in the value of other securities. Such contracts will be written on securities in which the Fund has authority to invest and on securities indices listed on an organized national securities exchange.

     A call option on a security gives the purchaser of the option the right to buy the underlying security from the writer at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the security during the option period. A call option is "covered" if, throughout the life of the option, (1) the Fund owns the optioned securities, (2) the Fund maintains in a pledged account with its Custodian, any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily, with a value sufficient to meet its obligations under the call, or (3) if the Fund owns an offsetting call option. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The writer forgoes the opportunity to profit from any increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit. The Fund will write only call option contracts when it is believed that the total return to the Fund can be increased through such premiums consistent with the Fund's investment objective.

     Each Fund may also write covered call options on securities indices. Through the writing of call index options the Fund can achieve many of the same objectives as through the use of call options on individual securities. Call options on securities indices are similar to call options on a security except that, rather than the right to take delivery of a security at a specified price, a call option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the call option is based is greater than the exercise price of the option. The writing of option contracts is a highly specialized activity which involves investment techniques and risks different from those ordinarily associated with investment companies, and the restrictions listed above would tend to reduce such risks.

     Each Fund may purchase options to close out a position (i.e., enter into a "closing purchase transaction" (the purchase of a call option on the same security with the same exercise price and expiration date as the call option which it has previously written on any particular security)). When a security is sold from the Fund's portfolio, the Fund will effect a closing purchase transaction so as to close out any existing call option on that security, realizing a profit or loss depending on whether the amount paid to purchase a call option is less or more than the amount received from the sale thereof. In addition, each Fund may wish to purchase a call option to hedge its portfolio against an anticipated increase in the price of securities it intends to purchase or to purchase a put option to hedge its portfolio against an anticipated decline in securities prices.

     Purchasing Call and Put Options, Warrants and Stock Rights. Each Fund may invest in exchange-traded or over-the-counter call and put options on securities and securities indices and foreign currencies. Purchases of such options may be made for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies or if in the opinion of the Adviser, a hedging transaction is consistent with the Fund's investment objectives. The Fund may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security or foreign currency. Any such sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the call or put which is sold. Purchasing a call or put option involves the risk that the Fund may lose the premium it paid plus transaction costs.

     Warrants and stock rights are almost identical to call options in their nature, use and effect except that they are issued by the issuer of the underlying security, rather than an option writer, and they generally have longer expiration dates than call options.

     Over-the-Counter ("OTC") Options. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. However, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and in a wider range of expiration dates and exercise prices, than exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker, which information is carefully monitored or caused to be monitored by the Adviser and verified in appropriate cases.

     A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising its OTC option or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.


     Restrictions on Use of Futures and Options. Each Fund may enter into futures contracts and options, provided that such obligations represent no more than 50% of such Fund's net assets. Under the Commodity Exchange Act, a Fund may enter into futures and options transactions for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums and for other than hedging purposes provided that assets committed to initial margin and option premiums do not exceed 5% of the Fund's net assets. To the extent required by law, the Fund will set aside cash and appropriate liquid assets in a pledged account to cover its obligations related to futures contracts and options. The extent to which the Fund may enter into financial futures contracts and related options may also be limited by requirements of the Internal Revenue Code for qualification as a regulated investment company.

Short-Term Instruments

For liquidity purposes, each Fund may invest in high-quality money market instruments with remaining maturities of one year or less. Such instruments may include U.S. Government Securities, Certificates of Deposit, Commercial Paper and Bankers Acceptances. Each Fund may also invest in repurchase agreements with maturities of seven days or less to generate income from its excess cash balances. Each Fund may invest up to 15% of its net assets in repurchase agreements having maturities of more than seven days (together with any other illiquid securities held). Securities acquired through repurchase agreements will be subject to resale to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. A repurchase agreement acquired by the Fund will always be fully collateralized by the underlying instrument, which will be marked to market every business day. The underlying instrument will be held for the Fund's account by the Funds' custodian bank until repurchased.


     The use of repurchase agreements involves certain risks such as default by or the insolvency of the other party to the repurchase agreement. Repurchase agreements will be entered into only with commercial banks, brokers and dealers considered by the Adviser to be creditworthy.

Lending Portfolio Securities

     In order to increase the return on its investment, each Fund may lend its portfolio securities to broker-dealers and other financial institutions in amounts up to one-third of the value of its total assets. Loans of portfolio securities will always be fully collateralized and will be made only to borrowers considered by the Adviser to be credit-worthy. Lending portfolio securities involves risk of delay in the recovery of the loaned securities and in some cases the loss of rights in the collateral should the borrower fail financially.

Foreign Securities

     Each Fund may invest up to 30% of total assets in the securities of foreign issuers. Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, differences and inefficiencies in transaction settlement systems, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility, and changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Exchange rates are determined by forces of supply and demand in the foreign exchange markets, and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the Fund's net asset value and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the short and long term.


     Foreign securities held by the Fund may not be registered with the Securities and Exchange Commission ("SEC") and the issuers thereof will not be subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of Gross National Product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.


     Although the Funds may buy securities of foreign issuers in foreign markets, most of their foreign securities investments are made by purchasing American Depositary Receipts (ADRs), "ordinary shares," or "New York Shares." ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer. They are issued by U.S. banks and traded on exchanges or over the counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S dollars, which protects the Fund from the foreign settlement risks described below.

     In investing in securities denominated in foreign currencies, the Fund will be subject to the additional risk of currency fluctuations. An adverse change in the value of a particular foreign currency as against the U.S. dollar, to the extent that such change is not offset by a gain in other foreign currencies, will result in a decrease in the Fund's assets. Any such change may also have the effect of decreasing or limiting the income available for distribution. Foreign currencies may be affected by revaluation, adverse political and economic developments, and governmental restrictions. Although the Fund will invest only in securities denominated in foreign currencies that are fully convertible into U.S. dollars without legal restriction at the time of investment, no assurance can be given that currency exchange controls will not be imposed on any particular currency at a later date.

     Securities of U.S. issuers denominated in foreign currencies may be less liquid and their prices more volatile than securities issued by domestic issuers and denominated in U.S. dollars. In addition, investing in securities denominated in foreign currencies often entails costs not associated with investment in U.S. dollar-denominated securities of U.S. issuers, such as the cost of converting foreign currency to U.S. dollars, higher brokerage commissions, custodial expenses and other fees. Non-U.S. dollar denominated securities may be subject to certain withholding and other taxes of the relevant jurisdiction, which may reduce the yield on the securities to the Fund and which may not be recoverable by the Fund or its investors.

     Each Fund will calculate its net asset value and complete orders to purchase, exchange or redeem shares only on a Monday-Friday basis (excluding holidays on which the New York Stock Exchange is closed). Foreign securities in which a Fund may invest may be primarily listed on foreign stock exchanges which may trade on other days (such as Saturdays). As a result, the net asset value of the Fund's portfolio may be affected by such trading on days when a shareholder has no access to the Fund.

     Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund should have more than 50% of the value of its assets invested in securities of foreign corporations at the close of its taxable year, the Fund may elect to pass through to its shareholders their proportionate shares of foreign income taxes paid. Investors are urged to consult their tax attorney with respect to specific questions regarding foreign, federal, state or local taxes.

Foreign Currency Transactions
     The value of the assets of each Fund, as measured in United States dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and may incur costs in connection with conversions between various currencies. Each Fund may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. At the time of the purchase of a forward foreign currency exchange contract, any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the market value of the contract, minus the Fund's initial margin deposit with respect thereto, will be deposited in a pledged account with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged.

     When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward contract in United States dollars for the purchase or sale of the amount of foreign currency involved in the underlying security transaction, it is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. Utilizing this investment technique may also hedge the foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

     When the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency. The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

     It is impossible to forecast with precision the market value of portfolio securities at the expiration of a contract. Accordingly, it may be necessary to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

     If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund would realize gains to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Fund will have to convert its holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

Private Placements
     "Private Placement" securities are those that are not sold to investors through a public offering but instead are sold in direct, private transactions. Federal and state law imposes restrictions on the resale of private placements.


     Securities such as private placements and other restricted securities tend to be illiquid. Illiquid securities are those that the Funds would not likely be able to sell in any given seven day period and are limited to no more than 15% of each Fund's net assets. The Board of Trustees of the Funds have adopted procedures for evaluating the liquidity of securities. The procedures take into account the frequency of trades and quotes for the security, the number of dealers willing to purchase and sell the security and the number of other, qualified purchasers, dealer undertakings to make a market in the security, and the nature of the marketplace for effecting trades (i.e. the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

     Such securities may ordinarily be re-sold in privately negotiated transactions to a limited number of purchasers or in a public offering made pursuant to an effective registration statement under the Securities Act of 1933. Public sales of such securities may involve significant delays and expense. Private sales often require negotiation with one or more purchasers and may produce less favorable prices than the sale of similar unrestricted securities. Public sales generally involve the time and expense of the preparation and processing of a registration statement under the 1933 Act (and the possible decline in value of the securities during such period) and may involve the payment of underwriting commissions.

Leverage
     The Funds may from time to time increase their ownership of securities holdings above the amounts otherwise possible by borrowing from banks at fixed amounts of interest and investing the borrowed funds. The Funds will borrow only from banks, and only if immediately after such borrowing the value of the assets of each Fund (including the amount borrowed) less its liabilities (not including any borrowings) is at least three times the amount of funds borrowed for investment purposes. The effect of this provision is to permit each Fund to borrow up to 331/3% of the net assets of such Fund, not including the proceeds of any such borrowings. However, the amount of the borrowings will be dependent upon the availability and cost of credit from time to time. If, due to market fluctuations or other reasons, the value of such Fund's assets computed as provided above become less than three times the amount of the borrowings for investment purposes, the Fund, within three business days, is required to reduce bank debt to the extent necessary to meet the required 300% asset coverage.

     Interest on money borrowed will be an expense of each Fund with respect to which the borrowing has been made. Because such expense would not otherwise be incurred, the net investment income of such Fund is not expected to be as high as it otherwise would be during periods when borrowings for investment purposes are substantial.

     Bank borrowings for investment purposes must be obtained on an unsecured basis. Any such borrowing must also be made subject to an agreement by the lender that any recourse is limited to the assets of such Fund with respect to which the borrowing has been made.

     Any investment gains made with the additional monies borrowed in excess of interest paid will cause the net asset value of such Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the monies borrowed) to such Fund, the net asset value of the Fund will decrease faster than would otherwise be the case.

Other Techniques
     The Adviser may buy other types of securities or employ other portfolio management techniques on behalf of each Fund. See the Statement of Additional Information for more information on these investment techniques and their related risks.


                            INVESTMENT RESTRICTIONS

     The investment restrictions to which each Fund is subject, together with the investment objective of each Fund, are fundamental policies of the Funds which may not be changed without the approval of such Fund's shareholders. There is no assurance that any Fund will be able to meet its investment objective. A detailed description of the investment restrictions for each Fund is contained in the Statement of Additional Information.


                               PORTFOLIO TURNOVER

     The Funds pay brokerage commissions for purchases and sales of portfolio securities. A high rate of portfolio turnover involves a correspondingly greater amount of brokerage commissions and other costs which must be borne directly by a Fund and thus indirectly by its shareholders. It may also result in the realization of larger amounts of short-term capital gains, which are taxable to shareholders as ordinary income.

     The rate of portfolio turnover is not a limiting factor when the Adviser deems changes appropriate. Although the portfolio turnover rate of each Fund cannot be accurately predicted, it is anticipated that the annual turnover rate will likely not exceed 100%. Portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of each Fund's securities (excluding short-term securities). The turnover rate may vary greatly from year to year and may be affected by cash requirements for redemptions of shares of each Fund and by compliance with provisions of the Internal Revenue Code, relieving investment companies which distribute substantially all of their net income from federal income taxation on the amounts distributed. For more information regarding the consequences relating to a high portfolio turnover rate, see "Portfolio Transactions and Brokerage" and "Dividends, Distributions and Taxes" in the Statement of Additional Information.


                            MANAGEMENT OF THE FUNDS

     The Trust is an open-end management investment company known as a mutual fund. The Trustees of the Trust are responsible for the overall supervision of the Funds and perform the various duties imposed on Trustees by the 1940 Act and Massachusetts business trust law.

The Adviser

     Phoenix Investment Counsel, Inc. ("PIC") is the investment adviser for the Funds. PIC is located at 56 Prospect Street, Hartford, Connecticut 06115-0480. PIC was originally organized in 1932 as John P. Chase, Inc. In addition to these Funds, PIC also serves as investment adviser to other entities including Phoenix Duff & Phelps Institutional Mutual Funds (except Real Estate Equity Securities Portfolio, Enhanced Reserves Portfolio and Core Equity Portfolio), Phoenix Series Fund, Phoenix Multi-Portfolio Fund (all portfolios other than the Phoenix Real Estate Securities Portfolio), Phoenix Growth and Income Fund of the Phoenix Equity Series Fund, Phoenix Strategic Allocation Fund, Inc., Phoenix Strategic Equity Series Fund (all funds except Phoenix Equity Opportunities Fund) and The Phoenix Edge Series Fund (all series other than the Phoenix Real Estate Securities Series and Phoenix-Aberdeen New Asia Series) and as subadviser to the SunAmerica Series Trust, among other investment advisory clients. As of December 31, 1997, PIC had approximately $20.5 billion in assets under management.

     All of the outstanding stock of PIC is owned by Phoenix Equity Planning Corporation ("Equity Planning"), a subsidiary of Phoenix Investment Partners, LTD., each indirect subsidiaries of Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") of Hartford, Connecticut. Phoenix Home Life is a majority shareholder of Phoenix Investment Partners, LTD. and is in the business of writing ordinary and group life and health insurance and annuities. Its principal offices are located at One American Row, Hartford, Connecticut 06115. Phoenix Investment Partners, LTD. is a New York Stock Exchange traded company that provides various financial advisory services to institutional investors, corporations and individuals through operating subsidiaries.

Management Fees
     The Adviser continuously furnishes an investment program for each Fund and manages the investment and reinvestment of the assets subject at all times to the supervision of the Trustees. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to a prescribed fee, payable monthly, at the following annual rates based on the aggregate net asset values of each Fund.


                          1st Billion     1-2 Billion     2+ Billion
                         -------------   -------------   -----------
Value Equity Fund             0.75%           0.70%          0.65%
Small Cap Value Fund          0.90            0.85           0.80

     The Adviser has voluntarily agreed to assume Total Fund Operating Expenses of each Fund excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until August 31, 1998, to the extent that such expenses exceed the following percentages of the average annual net asset values for each Fund:



                          Class A     Class B     Class C      Class M
                           Shares      Shares      Shares      Shares
                         ---------   ---------   ---------   ----------
Value Equity Fund           1.25%       2.00%       2.00%        1.50%
Small Cap Value Fund        1.40        2.15        2.15         1.65

The Portfolio Manager


     Mr. Christian C. Bertelsen serves as Portfolio Manager of both the Value Equity Fund and Small Cap Value Fund, and as such is primarily responsible for the day to day management of the Funds' investments. Mr. Bertelsen joined Phoenix Investment Partners, LTD. in July 1997. Previously, from 1996 to July 1997, Mr. Bertelsen was employed by Dreman Value Advisors where he served as chief investment officer and portfolio manager of the Kemper-Dreman Contrarian and Small Cap Value Funds. From 1993 to 1996, Mr. Bertelsen was a Senior Vice President of Eagle Asset Management where he managed private and institutional assets, as well as the Heritage Value Equity Fund.


The Financial Agent
     Equity Planning also acts as financial agent of the Funds and, as such, performs administrative, bookkeeping and pricing functions for the Funds. As compensation, Equity Planning is entitled to a fee, payable monthly and based upon (a) the average of the aggregate daily net asset values of each Fund, at the following incremental annual rates:


First $100 million                    .05%
$100 million to $300 million          .04%
$300 million through $500 million     .03%
Greater than $500 million             .015%

     (b) a minimum fee of $50,000 for each Fund; and (c) an annual fee of $12,000 for each class of shares beyond one.

     PFPC has been retained by Equity Planning to perform certain administrative and pricing services for the funds for which Equity Planning pays PFPC a fee. While Equity Planning has delegated certain responsibilities to PFPC, Equity Planning retains full responsibility for performance of all duties as financial agent.

The Custodian and Transfer Agent

     The custodian of the assets of the Funds is State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts 02101 (the "Custodian").


     Pursuant to a Transfer Agent and Service Agreement with the Phoenix Funds, Equity Planning acts as transfer agent for the Funds (the "Transfer Agent"). As compensation, Equity Planning receives a fee equivalent to $14.95 for each designated daily dividend shareholder account and $14.95 plus certain out of pocket expenses for each designated shareholder account. The Transfer Agent engages sub-agents to perform certain shareholder servicing functions for which such agents are paid a fee by Equity Planning.


Brokerage Commissions
     Although the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such Rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such Rules and to obtaining best prices and executions, effected through dealers (excluding Equity Planning) who sell shares of the Funds.


                               DISTRIBUTION PLANS


     The offices of Equity Planning, the national distributor of the Funds' shares, are located at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200. Philip R. McLoughlin is a Trustee and President of the Funds and a director and officer of Equity Planning. Michael E. Haylon and William R. Moyer directors of Equity Planning, are officers of the Funds. G. Jeffrey Bohne, Nancy G. Curtiss, William E. Keen, III, Jacqueline M. Porter, Leonard J. Saltiel and Thomas N. Steenburg are officers of the Funds and officers of Equity Planning.



     Equity Planning and the Funds have entered into distribution agreements under which Equity Planning has agreed to use its best efforts to find purchasers for Funds shares sold subject to an initial sales charge and those sold subject to a contingent deferred sales charge. The Funds have granted Equity Planning the exclusive right to purchase from the Funds and resell, as principal, shares needed to fill unconditional orders for Funds shares. Equity Planning may sell Funds shares through its registered representatives or through securities dealers with whom it has sales agreements. Equity Planning may also sell Funds shares pursuant to sales agreements entered into with banks or bank-affiliated securities brokers who, acting as agent for their customers, place orders for Funds shares with Equity Planning. Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting, distributing or selling securities (including mutual fund shares), banking regulators have not indicated that such institutions are prohibited from purchasing mutual fund shares upon the orderand for the account of their customers. If, because of changes in law or regulations, or because of new interpretations of existing law, it is determined that agency transactions of banks or bank-affiliated securities brokers are not permitted under the Glass-Steagall Act, the Trustees will consider what action, if any, is appropriate. It is not anticipated that termination of sales agreements with banks or bank-affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of a Fund.

     The sale of Fund shares through a securities broker affiliated with a particular bank is not expected to preclude the Funds from borrowing from such bank or from availing itself of custodial or transfer agency services offered by such bank.


     The Trustees have adopted separate distribution plans under Rule 12b-1 of the 1940 Act for each class of shares of each Fund of the Trust (the "Class A Plan," the "Class B Plan," the "Class C Plan," the "Class M Plan," and collectively the "Plans"). The Plans permit the Funds to reimburse the Distributor for expenses incurred in connection with the sale and promotion of Fund shares and the furnishing of shareholder services. A 12b-1 fee paid by one Fund may be used to finance distribution of the shares of another Fund based on the number of shareholder accounts within the Funds. Pursuant to the Plans, the Funds will pay the Distributor 0.25% annually of the average daily net assets of the Funds for providing services to shareholders, including assistance in connection with inquiries related to shareholder accounts (the "Service Fee"). Pursuant to the Class B, Class C and Class M Plans, the Funds may reimburse the Distributor monthly for actual expenses of the Distributor up to 0.75% annually for the average daily net assets of the Funds' Class B and C Shares, and up to 0.25% annually for the average daily net assets of the Funds' Class M Shares.

     Expenditures incurred under the Plans may consist of: (i) commissions to sales personnel for selling shares of the Funds (including underwriting commissions and finance charges related to the payment of commissions; (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions which have entered into agreements with the Distributor for services rendered in connection with the sale and distribution of shares of the Funds and provision of shareholder services; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Funds' Prospectus and Statement of Additional Information for distribution to potential investors; (vii) such other similar services that the Trustees determine are reasonably calculated to result in the sale of shares of the Funds. From the Service Fee, the Distributor expects to pay a quarterly fee to qualifying broker/ dealer firms, as compensation for providing personal services to shareholders and/or maintaining shareholder accounts, with respect to shares sold by such firms. This fee will not exceed on an annual basis 0.25% of the average annual net asset value of such shares, and will be in addition to sales charges on Fund shares which are reallowed to such firms. To the extent that the entire amount of the Service Fee is not paid to such firms, the balance will serve as compensation for personal and account maintenance services furnished by the Distributor. The Distributor also pays to dealers, as additional compensation with respect to sales of Class C and M shares, 0.75% and 0.25% of the average annual net asset value of each class, respectively.


     In order to receive payments under the Plans, participants must meet such qualifications as are to be established in the sole discretion of the Distributor, such as services to the Funds' shareholders; or services providing the Funds with more efficient methods of offering shares to groups of clients, members or prospects of a participant; or services permitting bulking of purchases or sales, or transmission of such purchases or sales by computerized tape or other electronic equipment; or other batch processing.

     On a quarterly basis, the Funds' Trustees review a report on expenditures under each Plan and the purposes for which expenditures were made. The Trustees conduct an additional, more extensive review annually in determining whether each Plan will be continued. By its terms, continuation of each Plan from year to year is contingent on annual approval by a majority of the Trustees and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of any Plan or any related agreements (the "Plan Trustees"). Each Plan provides that it may not be amended to increase materially the costs which the Funds may bear without approval of the applicable class of shareholders of the affected Fund of the Trust and that other material amendments must be approved by a majority of the Plan Trustees by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan further provides that while it is in effect, the selection and nomination of Trustees who are not "interested persons" shall be committed to the discretion of the Trustees who are not "interested persons." Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or a majority of the applicable class of outstanding shares of each Fund.

     The NASD regards certain distribution fees as asset-based sales charges subject to NASD sales load limits. The NASD's maximum sales charge rule may require the Trustees to suspend distribution fees or amend any or all of the Plans.


                               HOW TO BUY SHARES

How do you invest?

     You may open a fund account with an initial investment of $500. This amount is reduced to $25 for investments made under the "Investo-Matic" plan (see the Funds' Application), individual retirement accounts or under the systematic exchange privilege described below. The initial investment requirement is waived for investments made under pension, profit sharing or employee benefit plans as well as in connection with reinvested dividends and distributions.

     You may make additional investments at any time with at least $25. The subsequent investment minimum is waived for investments made under pension, profit sharing or employee benefit plans as well as in connection with reinvested dividends and distributions.


     An application should be completed to open a new Phoenix Funds account. A check for the amount you wish to invest, made payable to the "Phoenix Funds," (along with the completed application if opening a new account), must be sent to: Phoenix Funds, c/o State Street Bank and Trust Company ("State Street Bank"), P.O. Box 8301, Boston, MA 02266-8301. You may contact the Distributor at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-2200 or call (800) 243-1574 with any questions relating to establishing a Phoenix Fund account.

     Shares are sold at the public offering price based on the net asset value for the class of shares bought next determined after State Street Bank or an authorized agent receives your order. In most cases, in order to receive that day's public offering price, State Street Bank or an authorized agent must receive your order before the close of trading on the New York Stock Exchange (normally 4:00 PM eastern time). See "Net Asset Value." Shares purchased will be recorded electronically in book-entry form by the Transfer Agent. No share certificates are available.


What are the classes and how do they differ?

     Each Fund presently offers investors four classes of shares which bear sales and distribution charges in different amounts.


     Class A Shares. If you buy Class A Shares, you will pay a sales charge at the time of purchase equal to 4.75% of the offering price (4.99% of the amount invested). The sales charge may be reduced or waived under certain conditions. Class A Shares are not subject to any charges by the Fund when they are sold. Class A Shares have lower Rule 12b-1 fees and pay higher dividends than any other class.



     Class B Shares. If you buy Class B Shares, you will not pay a sales charge at the time of purchase. If you sell your Class B Shares within the first 5 years after they are bought, you will pay a sales charge of up to 5% of your shares' value. See "Deferred Sales Charge Alternative--Class B and C Shares." This charge declines to zero over a five year period and may be waived under certain conditions. Class B shares have higher Rule 12b-1 fees and pay lower dividends than Class A and M Shares. Class B Shares automatically convert to Class A Shares eight years after purchase. The Distributor intends to limit investments in Class B Shares to: (a) $250,000 for any person; (b) $1 million for any unallocated employer sponsored plan; and (c) $250,000 for each participant in any allocated qualified employer sponsored plan, including 401(k) plans, provided such plan uses an approved participant tracking system. Class B Shares will not be sold to any qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, such entity has assets of over $10 million or more than 200 participant employees. Class B Shares will not be sold to anyone who is over 85 years old.

     Class C Shares. If you buy Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are bought, you will pay a sales charge of 1% of your shares' value. See "Deferred Sales Charge Alternative--Class B and C Shares." Class C Shares have the same Rule 12b-1 fees and pay comparable dividends as Class B Shares. Class C Shares do not convert to any other class of shares of the Funds. Class C Shares are not currently offered for all Phoenix Funds.

     Class M Shares. Class M Shares are currently closed to new investors. If you buy Class M Shares, you will pay a sales charge at the time of purchase equal to 3.50% of the offering price (3.63% of the amount invested). Class M Shares are not subject to any charges by the Fund when they are sold. Class M Shares have lower Rule 12b-1 fees and pay higher dividends than Class B and C Shares. Class M Shares do not convert to any other class of shares of the Fund. Class M Shares are not currently offered for all Phoenix Funds.


What arrangement is best for you?
     The alternative purchase arrangement permits you to choose the method of buying shares that is most beneficial to you given the amount of the purchase, the length of time you expect to hold the shares, whether you wish to receive distributions in cash or to reinvest them in additional shares, and other circumstances. You should consider whether, during the anticipated term of your investment, the accumulated continuing distribution and service fees and contingent deferred sales charges of one class would be more than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. See "Distribution Plans" and "Fund Expenses."

Initial Sales Charge Alternative--Class A and M Shares
     The public offering price of Class A and M Shares is the net asset value plus a sales charge that varies depending on the size of any "person's" (see "How To Obtain Reduced Initial Sales Charges--Class A and M Shares: Combination Purchase Privilege") purchase. Shares issued based on the automatic reinvestment of income dividends or capital gains distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the Distributor as shown on the following tables.


Class A Shares



                                  Sales Charge as
                                  a percentage of
                        -----------------------------------
      Amount of                                   Net            Dealer Discount
     Transaction            Offering            Amount            Percentage of
  at Offering Price           Price            Invested          Offering Price
--------------------------------------------------------------------------------
Under $50,000                  4.75%              4.99%                4.25%
$50,000 but under
  $100,000                     4.50               4.71                 4.00
$100,000 but under
  $250,000                     3.50               3.63                 3.00
$250,000 but under
  $500,000                     3.00               3.09                 2.75
$500,000 but under
  $1,000,000                   2.00               2.04                 1.75
$1,000,000 or more             None               None                 None

Class M Shares (closed to new investors)



                                  Sales Charge as
                                  a percentage of
                        -----------------------------------
      Amount of                                   Net            Dealer Discount
     Transaction            Offering            Amount            Percentage of
  at Offering Price           Price            Invested          Offering Price
--------------------------------------------------------------------------------
Under $50,000                  3.50%              3.63%                3.00%
$50,000 but under
  $100,000                     2.50               2.56                 2.00
$100,000 but under
  $250,000                     1.50               1.52                 1.00
$250,000 but under
  $500,000                     1.00               1.01                 1.00
$500,000 or more               None               None                 None

Deferred Sales Charge Alternative--Class B and C Shares

     Class B and C Shares are purchased without an initial sales charge; however, shares sold within a specified time period are subject to a declining contingent deferred sales charge (the "CDSC") at the rates set forth below. The charge will be multiplied by the then current market value or the initial cost of the Shares being redeemed, whichever is less. No sales charge will be imposed on increases in net asset value. In addition, shares issued based on the automatic reinvestment of income dividends or capital gains distributions are not subject to any sales charges. To minimize the CDSC, shares not subject to any charge will be redeemed first, followed by shares held the longest time. The Distributor will add up all shares bought in any month and use the last day of the preceding month in calculating the amount of shares owned and time period held for Class B Shares. The trade date will be used for purposes of aging Class C Share investments.

Deferred Sales charge you may pay to sell Class B Shares


 Year      1      2      3      4      5     6+
-----------------------------------------------
CDSC     5%     4%     3%     2%     2%     0%

Deferred Sales charge you may pay to sell Class C Shares



 Year      1     2+
-------------------
CDSC     1%     0%

Dealer Concessions
     In addition to the dealer discount on purchases of Class A and M Shares, the Distributor intends to pay investment dealers a sales commission of 4% of the sale price of Class B Shares and a sales commission of 1% of the sale price of Class C Shares sold by such dealers. Your broker, dealer or investment adviser may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.

     Dealers and other entities who enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of the Funds and/or for providing other shareholder services. Depending on the nature of the services, these fees may be paid either from the Trust through distribution fees, service fees or transfer agent fees, or in some cases, the Distributor may pay certain fees from its own profits and resources. From its own profits and resources, the Distributor does intend to: (a) sponsor sales contests, training and educational meetings and provide additional compensation to qualifying dealers in the form of trips, merchandise or expense reimbursements; (b) from time to time pay special incentive and retention fees to qualified wholesalers, registered financial institutions and third party marketers; (c) pay broker/dealers an amount equal to 1% of the first $3 million of Class A Share purchases by an account held in the name of a qualified employee benefit plan with at least 100 eligible employees, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million; and (d) excluding purchases as described in (c) above, pay broker/dealers an amount equal to 1% of the amount of Class A Shares sold above $1 million but under $3 million, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million. If part or all of such investment, including investments by qualified employee benefit plans, is subsequently redeemed within one year of the investment date, the broker-dealer will refund to the Distributor such amounts paid with respect to the investment. In addition, the Distributor may pay the entire applicable sales charge on purchases of Class A Shares to selected dealers and agents.



How To Obtain Reduced Initial Sales Charges--Class A and M Shares

     Investors choosing Class A or M Shares may be entitled to reduced sales charges. The five ways in which sales charges may be avoided or reduced are described below.


     Qualified Purchasers. If you fall within any one of the following categories, you will not have to pay a sales charge on your purchase of Class A or M Shares: (1) trustee, director or officer of the Phoenix Funds, Phoenix-Engemann Funds, Phoenix-Seneca Funds or any other mutual fund advised, subadvised or distributed by the Adviser, Distributor or any of their corporate affiliates (an "Affiliated Phoenix Fund"); (2) any director or officer, or any full-time employee or sales representative (for at least 90 days), of the Adviser or Distributor; (3) registered representatives and employees of securities dealers with whom the Distributor has sales agreements; (4) any qualified retirement plan exclusively for persons described above; (5) any officer, director or employee of a corporate affiliate of the Adviser or Distributor; (6) any spouse, child, parent, grandparent, brother or sister of any person named in (1), (2), (3) or (5) above; (7) employee benefit plans for employees of the Adviser, Distributor and/or their corporate affiliates; (8) any employee or agent who retires from Phoenix Home Life, Distributor and/or their corporate affiliates; (9) any account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees; (10) any person with a direct rollover transfer of shares from an established Phoenix Fund, Phoenix-Engemann Fund or Phoenix-Seneca Fund qualified plan; (11) any Phoenix Home Life separate account which funds group annuity contracts offered to qualified employee benefit plans; (12) any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge; (13) any fully matriculated student in any U.S. service academy; (14) any unallocated account held by a third party administrator, registered investment adviser, trust company, or bank trust department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts held by such entity equal or exceed $1,000,000; (15) any person who is investing redemption proceeds from investment companies other than the Phoenix Funds, Phoenix-Engemann Fund or Phoenix-Seneca Fund if, in connection with the purchases or redemption of the redeemed shares, the investor paid a prior sales charge provided such investor supplies verification that the redemption occurred within 90 days of the Phoenix Fund purchase and that a sales charge was paid; (16) any deferred compensation plan established for the benefit of any Phoenix Fund, Phoenix-Engemann Fund or Phoenix-Seneca Fund trustee or director; provided that sales to persons listed in (1) through (15) above are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund; (17) purchasers of Class A or M Shares bought through investment advisors and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients; (18) retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for such purchases; or (19) clients of investment advisors or financial planners who buy shares for their own accounts but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of the investors described in (17) through (19) may be charged a fee by the broker, agent or financial intermediary for purchasing shares).


     Combination Purchase Privilege. Your purchase of any class of shares of this or any other Affiliated Phoenix Fund (other than Phoenix Money Market Fund Series Class A Shares), if made at the same time by the same "person," will be added together to determine whether the combined sum entitles you to an immediate reduction in sales charges. A "person" is defined in this and the following sections as (a) any individual, their spouse and minor children purchasing shares for his or their own account (including an IRA account) including his or their own trust; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple employer trusts or Section 403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to funds over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.


     Letter of Intent. If you sign a Letter of Intent, your purchase of any class of shares of this or any other Affiliated Phoenix Fund (other than Phoenix Money Market Fund Series Class A Shares), if made by the same person within a thirteen month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and the Distributor. Since the Distributor doesn't know whether you will ultimately fulfill the Letter of Intent, shares worth 5% of the amount of each purchase will be set aside until you fulfill the Letter of Intent. When you buy enough shares to fulfill the Letter of Intent, these shares will no longer be restricted. If, on the other hand, you do not satisfy the Letter of Intent, or otherwise wish to sell any restricted shares, you will be given the choice of either buying enough shares to fulfill the Letter of Intent or paying the difference between any sales charge you previously paid and the otherwise applicable sales charge based on the intended aggregate purchases described in the Letter of Intent. You will be given 20 days to make this decision. If you do not exercise either election, the Distributor will automatically redeem the number of your restricted shares needed to make up the deficiency in sales charges received. The Distributor will redeem restricted Class A or M Shares before Class C or B Shares, respectively. Oldest shares will be redeemed before selling newer shares. Any remaining shares will then be deposited to your account.


     Right of Accumulation. Your purchase of any class of shares of this or any other Affiliated Phoenix Fund, if made over time by the same person may be added together to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Distributor to exercise this right.



     Associations. Certain groups or associations may be treated as a "person" and qualify for reduced Class A Share sales charges. The group or association must: (1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge;
(3) work through an investment dealer; or (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

How To Obtain Reduced Deferred Sales Charges--
Class B and C Shares

     The CDSC is waived on the redemption (sale) of Class B and C Shares if the redemption is made (a) within one year of death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act

(UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account; (b) within one year of disability, as defined in Code Section 72(m)(7); (c) as a mandatory distribution upon reaching age 701/2 under any retirement plan qualified under Code Sections 401, 408 or 403(b) or resulting from the tax-free return of an excess contribution to an IRA; (d) by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid; (e) based on the exercise of exchange privileges among Class B and C Shares of this or any other Affiliated Phoenix Fund; (f) based on any direct rollover transfer of shares from an established Affiliated Phoenix Fund qualified plan into an Affiliated Phoenix Fund IRA by participants terminating from the qualified plan; and (g) based on the systematic withdrawal program (Class B Shares only). If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If the Class B or C Shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC.


Conversion Feature--Class B Shares
     Class B Shares will automatically convert to Class A Shares of the same Fund eight years after they are bought. Conversion will be on the basis of the then prevailing net asset value of Class A and B Shares. There is no sales load, fee or other charge for this feature. Class B Shares acquired through dividend or distribution reinvestments will be converted into Class A Shares at the same time that other Class B Shares are converted based on the proportion that the reinvested shares bear to purchased Class B Shares. The conversion feature is subject to the continuing availability of an opinion of counsel or a ruling of the Internal Revenue Service that the assessment of the higher distribution fees and associated costs with respect to Class B Shares does not result in any dividends or distributions constituting "preferential dividends" under the Code, and that the conversion of shares does not constitute a taxable event under federal income tax law. If the conversion feature is suspended, Class B Shares would continue to be subject to the higher distribution fee for an indefinite period. Even if the Funds were unable to obtain such assurances, it might continue to make distributions if doing so would assist in complying with its general practice of distributing sufficient income to reduce or eliminate federal taxes otherwise payable by the Funds.


                           INVESTOR ACCOUNT SERVICES


     The Funds mail periodic statements and reports to shareholders. In order to reduce the volume and cost of mailings, to the extent possible, only one copy of most Fund reports will be mailed to households for multiple accounts with the same surname at the same household address. Please contact Equity Planning to request additional copies of shareholder reports toll free at (800) 243-4361.


     In most cases, changes to any shareholder account may be accomplished by calling Shareholder Services at (800) 243-1574. More information relating to the shareholder account services can be found in the Fund's Statement of Additional Information ("SAI").

     Bank Draft Investing Program (Investo-Matic Plan). By completing the Investo-Matic Section of the New Account Application, you may authorize the bank named in the form to draw $25 or more from your personal checking or savings account to be used to purchase additional shares for your account. The amount you designate will be made available, in form payable to the order of the Transfer Agent, by the bank on the date the bank draws on your account and will be used to purchase shares at the applicable offering price.

     Distribution Option. The Funds currently declare all income dividends and all capital gain distributions, if any, payable in shares of the Fund at net asset value or, at your option, in cash. By exercising the distribution option, you may elect to: (1) receive both dividends and capital gain distributions in additional shares or (2) receive dividends in cash and capital gain distributions in additional shares or (3) receive both dividends and capital gain distributions in cash. If you elect to receive dividends and/or distributions in cash and the check cannot be delivered or remains uncashed due to an invalid address, then the dividend and/or distribution will be reinvested after the Transfer Agent has been informed that the proceeds are undeliverable. Additional shares will be purchased in your account at the then current net asset value. Dividends and capital gain distributions received in shares are taxable to you and credited to your account in full and fractional shares computed at the closing net asset value on the next business day after the record date. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     Systematic Withdrawal Program. The Systematic Withdrawal Program allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual or annual basis. A sufficient number of full and fractional shares will be redeemed so that the designated payment is made on or about the 20th day of the month. Shares are tendered for redemption by the Transfer Agent, as agent for the shareowner, on or about the 15th of the month at the closing net asset value on the date of redemption. The Systematic Withdrawal Program also provides for redemptions to be tendered on or about the 10th, 15th or 25th of the month with proceeds to be directed through Automated Clearing House (ACH) to your bank account. In addition to the limitations stated below, withdrawals may not be less than $25 and minimum account balance requirements shall continue to apply.

     Shareholders participating in the Systematic Withdrawal Program must own shares of a Fund worth $5,000 or more, as determined by the then current net asset value per share, and elect to have all dividends reinvested. Participants in the Program redeeming Class C Shares will be subject to any applicable contingent deferred sales charge. The purchase of shares while participating in the withdrawal program will ordinarily be disadvantageous to the Class A or M Shares investor since a sales charge will be paid by the investor on the purchase of Class A or M Shares at the same time as other shares are being redeemed. For this reason, investors in Class A or M Shares may not participate in an automatic investment program while participating in the Systematic Withdrawal Program.

     Through the Program, Class B shareholders may withdraw up to 1% of their aggregate net investments (purchases, at initial value, to date net of non-Program redemptions) each month or up to 3% of their aggregate net investments each quarter without incurring otherwise applicable contingent deferred sales charges. Class B shareholders redeeming more shares than the percentage permitted by the withdrawal program will be subject to any applicable contingent deferred sales charge on all shares redeemed. Accordingly, the purchase of Class B Shares will generally not be suitable for an investor who anticipates withdrawing sums in excess of the above limits shortly after purchase.


     Tax Sheltered Retirement Plans. Shares of the Funds are offered in connection with the following retirement plans or programs: IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k), Profit-Sharing, Money Purchase Pension Plans and 403(b) Retirement Programs. Write or call Equity Planning at (800) 243-4361 for further information about the plans.


Exchange Privileges

     You may exchange shares of one Phoenix Fund for shares of another Phoenix Fund or any other Affiliated Phoenix Fund without paying any fees or sales charges. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply. Shares held in book-entry form may be exchanged for shares of the same class of other Phoenix Funds or any other Affiliated Phoenix Fund, provided the following conditions are met: (1) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale; (2) the Acquired Shares are the same class as the shares to be surrendered (the "Exchanged Shares"); (3) the Acquired Shares will be registered to the same shareholder account as the Exchanged Shares; (4) the account value of the Fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by that Phoenix Fund after the exchange is made; and (5) if you have elected not to use the telephone exchange privilege (see below), a properly executed exchange request must be received by the Distributor. Exchanges may be made over the telephone or in writing and may be made at one time or systematically over a period of time. Note, each Phoenix Fund has different investment objectives and policies. You should read the prospectus of the Fund into which the exchange is to be made before making any exchanges. This privilege may be modified or terminated at any time on 60 days' notice.

     Market Timer Restrictions. Because excessive trading can hurt Fund performance and harm shareholders, the Funds reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a fund within any 30-day period. The Distributor has entered into agreements with certain market timer entities permitting them to exchange their clients' shares by telephone. These privileges are limited under those agreements. The Distributor has the right to reject or suspend these privileges upon reasonable notice.


     Telephone Exchanges. If permitted in your state and unless you waive this privilege in writing, you or your broker may sell or exchange your shares over the phone by calling the Distributor at (800) 243-1574. Reasonable procedures will be used to confirm that telephone instructions are genuine. In addition to requiring that the exchange is only made between accounts with identical registrations, the Distributor may require address or other forms of identification and will record telephone instructions. All exchanges will be confirmed in writing to you. If procedures reasonably designed to prevent unauthorized telephone exchanges are not followed, the Funds and/or Distributor may be liable for following telephone instructions that prove to be fraudulent. Broker/dealers other than the Distributor assume the risk of any loss resulting from any unauthorized telephone exchange instructions from their firm or their registered representatives. You assume the risk if the Distributor acts upon unauthorized instructions it reasonably believes to be genuine. During times of severe economic or market changes, this privilege may be difficult to exercise or may be temporarily suspended. In such event, an exchange may be effected by written request by the registered shareowner(s).


                                NET ASSET VALUE


     The net asset value per share of each Fund is determined as of the close of trading of the New York Stock Exchange (the "Exchange") on days when the Exchange is open for trading. The net asset value per share of a Fund is determined by adding the values of all securities and other assets of the Fund, subtracting liabilities, and dividing by the total number of outstanding shares of the Fund. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Fund, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.


     The Funds' investments are valued at market value or, where market quotations are not available, at fair value as determined in good faith by the Trustees or their delegates. Foreign and domestic debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service approved by the Trustees when such prices are believed to reflect the fair value of such securities. Foreign and domestic equity securities are valued at the last sale price or, if there has been no sale that day, at the last bid price, generally. Short-term investments having a remaining maturity of less than sixty-one days are valued at amortized cost, which the Trustees have determined approximates market value. For further information about security valuations, see the Statement of Additional Information.


                             HOW TO REDEEM SHARES


     You have the right to have the Funds buy back shares at the net asset value next determined after receipt of a redemption order, and any other required documentation in proper form, by Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301, or an authorized agent. In the case of a Class B or C Share redemption, you will be subject to the applicable deferred sales charge, if any, for such shares (see "Deferred Sales Charge Alternative--Class B and C Shares," above). Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The Funds do not charge any redemption fees. Payment for shares redeemed is made within seven days, provided that redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.



     The requirements to redeem shares are outlined in the table below. Additional documentation may be required for redemptions by corporations, partnerships or other organizations, executors, administrators, trustees, custodians, guardians, or from IRA's or other retirement plans, or if redemption is requested by anyone but the shareholder(s) of record. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the Funds at (800) 243-1574. Redemption requests will not be honored until all required documents in proper form have been received.

How can I sell my Shares?

[icon of phone]
By Phone         [bullet] Sales up to $50,000
                 [bullet] Not available on most retirement accounts

(800) 243-1574   [bullet] Requests received after 4PM will be
                          executed on the following business day
[icon of envelope]
In Writing       [bullet] Letter of instruction from the registered
                          owner including the fund and account
                          number and the number of shares or dollar
                          amount you wish to sell
                 [bullet] No signature guarantee is required if your
                          shares are registered individually, jointly, or
                          as custodian under the Uniform Gifts to
                          Minors Act or Uniform Transfers to Minors
                          Act, the proceeds of the redemption do not
                          exceed $50,000, and the proceeds are
                          payable to the registered owner(s) at the
                          address of record

     Telephone Redemptions. The Funds and the Transfer Agent will employ reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information will be verified, telephone redemption instructions will be recorded on tape, and all redemptions will be confirmed in writing to you. If there has been an address change within the past 60 days, a telephone redemption will not be authorized. To the extent that procedures reasonably designed to prevent unauthorized telephone redemptions are not followed, the Funds and/or the Transfer Agent may be liable for following telephone instructions for redemption transactions that prove to be fraudulent. Broker/dealers other than Equity Planning have agreed to bear the risk of any loss resulting from any unauthorized telephone redemption instruction from the firm or its registered representatives. However, you would bear the risk of loss resulting from instructions entered by an unauthorized third party that the Funds and/or the Transfer Agent reasonably believe to be genuine. The Telephone Redemption Privilege may be modified or terminated at any time on 60 days' notice to shareholders. In addition, during times of drastic economic or market changes, the Telephone Redemption Privilege may be difficult to exercise or may be temporarily suspended. In such event, a redemption may be effected by written request by following the procedure outlined above.

     Written Redemptions. If you elect not to use the telephone redemption or telephone exchange privileges, you must submit your request in writing. If the shares are being exchanged between accounts that are not identically registered, the signature on such request must be guaranteed by an eligible guarantor institution as defined by the Transfer Agent in accordance with its signature guarantee procedures. Currently, such procedures generally permit guarantees by banks, broker dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Account Reinstatement Privilege

     You have a one time privilege of using redemption proceeds from Class A, B, C and M Shares to purchase Class A Shares of any Phoenix Fund with no sales charge (at net asset value next determined after the request for reinvestment is made). For Federal income tax purposes, a redemption and reinvestment will be treated as a sale and purchase of shares. Special rules may apply in computing the amount of gain or loss in these situations. (See "Dividends, Distributions and Taxes" for information on the Federal income tax treatment of a disposition of shares.) A written request to reinstate your account must be received by the Transfer Agent within 180 days of the redemption, accompanied by payment for the shares (not in excess of the redemption value). Class B shareholders who have had the contingent deferred sales charge waived through participation in the Systematic Withdrawal Program are not eligible to use the Reinstatement Privilege.

Redemption of Small Accounts

     Due to the relatively high cost of maintaining small accounts, the Funds reserve the right to redeem, at net asset value, the shares of any shareholder whose account has a value, due to redemptions, of less than $200. Before the Funds redeem these shares, the shareholder will be given notice that the value of the shares in the account is less than the minimum amount and will be allowed 30 days to make an additional investment in an amount which will increase the value of the account to at least $200.


Redemption in Kind
     To the extent consistent with state and federal law, the Trust may make payment of the redemption price either in cash or in kind. However, the Trust has elected to pay in cash all requests for redemption by any shareholder of record, limited in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Trust at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 Act and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits the withdrawal thereof. In case of a redemption in kind, securities delivered in payment for shares would be readily marketable and valued at the same value assigned to them in computing the net asset value per share of a Portfolio. A shareholder receiving such securities would incur brokerage costs when he sold the securities.



                            DIVIDENDS, DISTRIBUTIONS
                                   AND TAXES

     Each Fund is treated as a separate entity for Federal income tax purposes. Each Fund intends to elect to be treated as a regulated investment company ("RIC") and qualify annually as such under Subchapter M of the Internal Revenue Code (the "Code"). In addition, each Fund intends to distribute annually to shareholders all or substantially all of its net investment income and net realized capital gains, after utilization of any capital loss carryover. As a result, each Fund will not be subject to Federal income tax on the net investment income and net capital gains that it distributes. The discussion below is based upon the assumption that each Fund will qualify as a RIC.

     Each Fund intends to make distributions from net investment income semi-annually, and intends to distribute net realized capital gains, if any, on an annual basis.

     Each Fund will be subject to a nondeductible 4% excise tax if it fails to meet certain calendar year distribution requirements. In order to prevent imposition of the excise tax, it may be necessary for the Funds to make distributions more frequently than described in the previous paragraph.


     Unless a shareholder elects to receive distributions in cash, dividends and capital gain distributions will be paid in additional shares of the Funds credited at the net asset value per share on the ex-date. Dividends and distributions, whether received in cash or in additional shares of the Funds, generally are subject to Federal income tax and may be subject to state, local, and other taxes. Shareholders will be notified annually about the amount and character of distributions made to them by the Funds.


     Long-term capital gains, if any, distributed to shareholders and which are designated by the Funds as capital gain distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time shares of the Funds have been held by the shareholder. Distributions of short-term capital gains and net investment income, if any, are taxable to shareholders as ordinary income.


     Dividends and distributions generally will be taxable to shareholders in the taxable year in which they are received. However, dividends and distributions declared by the Funds in October, November or December of any calendar year, with a record date in such a month, and paid during the following January, will be treated as if they were paid by the Funds and received by shareholders on December 31 of the calendar year in which they were declared.


     A redemption or other disposition (including an exchange) of shares of the Funds generally will result in the recognition of a taxable gain or loss, which will be a long- or short-term capital gain or loss (assuming the shares were a capital asset in the hands of the shareholder), depending upon a shareholder's holding period for his or her shares. In addition, if shares of a Fund are disposed of at a loss and are replaced (either through purchases or through reinvestment of dividends) within a period commencing thirty days before and ending thirty days after the disposition of such shares, the realized loss will be disallowed and appropriate adjustments to the tax basis of the new shares will be made. In addition, special rules may apply to determine the amount of gain or loss realized on any exchange.


     The foregoing is only a summary of some of the important tax considerations generally affecting a Fund and its shareholders. In addition to the Federal income tax consequences described above, which are applicable to any investment in a Fund, there may be state or local tax considerations, and estate tax considerations, applicable to the circumstances of a particular investor. Also, legislation may be enacted in the future that could affect the tax consequences described above. Investors are urged to consult their attorneys or tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign shareholders may be subject to U.S. Federal income tax rules that differ from those described above. For more information regarding distributions and taxes, see "Dividends, Distributions and Taxes" in the Statement of Additional Information.

Important Notice Regarding Taxpayer IRS Certification

     Pursuant to IRS regulations, the Funds may be required to withhold 31% of all reportable payments including any taxable dividends, capital gain distributions or share redemption proceeds for any account which does not have a taxpayer identification number or social security number and certain required certifications.


     The Funds reserve the right to refuse to open an account for any person failing to provide a taxpayer identification number along with the required certifications.


     Each Fund will send to its shareholders, within 31 days after the end of the calendar year, information which is required by the Internal Revenue Service for preparing federal income tax returns. Investors are urged to consult their attorney or tax adviser regarding specific questions as to federal, foreign, state or local taxes.



                            ADDITIONAL INFORMATION

Description of Shares

     The Trust was established on August 25, 1997 as a Massachusetts business trust. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Trust currently offers shares in different Funds and different classes of those Funds. Holders of shares of a Fund have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Fund, except that Class B and C Shares of any Fund, which bear higher distribution plan fees and certain incrementally higher expenses associated with the deferred sales arrangement, pay correspondingly lower dividends per share than Class A and M Shares of the same Fund. Shareholders of all Funds vote on the election of Trustees. On matters affecting an individual Fund (such as approval of an investment advisory agreement or a change in fundamental investment policies) and on matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that Fund or class is required. Trustees will call a meeting when at least 10% of the outstanding shares so request in writing. If the Trustees fail to call a meeting after being so notified, the Shareholders may call the meeting. The Trustees will assist the Shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the Investment Company Act of 1940.


     Shares are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights. The assets received by the Funds for the issue or sale of shares of each Fund, and any class thereof and all income, earnings, profits and proceeds thereof, are allocated to such Fund, and class, respectively, subject only to the rights of creditors, and constitute the underlying assets of such Fund or class. The underlying assets of each Fund are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund or class will be allocated by or under the direction of the Trustees as they determine fair and equitable.


     Unlike the stockholders of a corporation, there is a possibility that the shareholders of a business trust such as the Trust may be personally liable for debts or claims against the Trust. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every written agreement, undertaking or obligation made or issued by the Trust shall contain a provision to that effect. The Declaration of Trust provides for indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Trust itself would be unable to meet its obligations.

Registration Statement

     This Prospectus omits certain information included in the Statement of Additional Information and Part C of the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act. A copy of the Registration Statement may be obtained from the Securities and Exchange Commission in Washington, D.C.

                         BACKUP WITHHOLDING INFORMATION

Step 1. Please make sure that the social security number or taxpayer identification number (TIN) which appears on the Application complies with the following guidelines:

Account Type                          Give Social Security Number or Tax Identification Number of:
-------------------------------------------------------------------------------------------------------------
Individual                            Individual
-------------------------------------------------------------------------------------------------------------
Joint (or Joint Tenant)               Owner who will be paying tax
-------------------------------------------------------------------------------------------------------------
Uniform Gifts to Minors               Minor
-------------------------------------------------------------------------------------------------------------
Legal Guardian                        Ward, Minor or Incompetent
-------------------------------------------------------------------------------------------------------------
Sole Proprietor                       Owner of Business (also provide owner's name)
-------------------------------------------------------------------------------------------------------------
Trust, Estate, Pension Plan Trust     Trust, Estate, Pension Plan Trust (not personal TIN of fiduciary)
-------------------------------------------------------------------------------------------------------------
Corporation, Partnership,
Other Organization                    Corporation, Partnership, Other Organization
-------------------------------------------------------------------------------------------------------------
Broker/Nominee                        Broker/Nominee
-------------------------------------------------------------------------------------------------------------

Step 2. If you do not have a TIN, you must obtain Form SS-5 (Application for Social Security Number) or Form SS-4 (Application for Employer Identification Number) from your local Social Security or IRS office and apply for one. Write "Applied For" in the space on the application.

Step 3. If you are one of the entities listed below, you are exempt from backup withholding.
        [bullet] A corporation
        [bullet] Financial institution
        [bullet] Section 501(a) exempt organization (IRA, Corporate Retirement
                 Plan, 403(b), Keogh)
        [bullet] United States or any agency or instrumentality thereof [bullet] A State, the District of Columbia, a possession of the United
                 States, or any subdivision or instrumentality thereof
        [bullet] International organization or any agency or instrumentality thereof
        [bullet] Registered dealer in securities or commodities registered in the U.S. or a possession of the U.S.
        [bullet] Real estate investment trust
        [bullet] Common trust fund operated by a bank under section 584(a) [bullet] An exempt charitable remainder trust, or a non-exempt trust described in section 4947(a)(1)
        [bullet] Regulated Investment Company

If you are in doubt as to whether you are exempt, please contact the Internal
      Revenue Service.

Step 4. IRS Penalties--If you do not supply us with your TIN, you will be subject to an IRS $50 penalty unless your failure is due to reasonable cause and not willful neglect. If you fail to report interest, dividend or patronage dividend income on your federal income tax return, you will be treated as negligent and subject to an IRS 5% penalty tax on any resulting underpayment of tax unless there is clear and convincing evidence to the contrary. If you falsify information on this form or make any other false statement resulting in no backup withholding on an account which should be subject to a backup withholding, you may be subject to an IRS $500 penalty and certain criminal penalties including fines and imprisonment.


-----------
This Prospectus sets forth concisely the information about the Phoenix Investment Trust 97 (the "Trust") which you should know before investing. Please read it carefully and retain it for future reference.


Phoenix Investment Trust 97 has filed with the Securities and Exchange Commission a Statement of Additional Information about the Trust, dated May 19, 1998. The Statement contains more detailed information about the Trust and is incorporated into this Prospectus by reference. You may obtain a free copy of the Statement by writing the Trust c/o Phoenix Equity Planning Corporation, 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200 or by calling (800) 243-4361.

Financial information relating to the Trust is contained in the Semiannual Report to Shareholders for the period ended February 28, 1998 and is incorporated into the Statement of Additional Information by reference.




                   [recycle symbol]Printed on recycled paper using soybean ink

Phoenix Funds
PO Box 2200
Enfield CT 06083-2200


[logo] PHOENIX
       INVESTMENT PARTNERS





PXP 2053 (5/98)

                            PHOENIX VALUE EQUITY FUND
                          PHOENIX SMALL CAP VALUE FUND


                               101 Munson Street
                              Greenfield, MA 01301



                      Statement of Additional Information

                                 May 19, 1998


     This Statement of Additional Information is not a prospectus, but expands upon and supplements the information contained in the current Prospectus of the Phoenix Value Equity Fund and Phoenix Small Cap Value Fund, dated May 19, 1998 (the "Prospectus"), and should be read in conjunction with it. Such Prospectus may be obtained by calling Phoenix Equity Planning Corporation ("Equity Planning") at (800) 243-4361 or by writing to Equity Planning at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, CT 06083-2200.





                               TABLE OF CONTENTS


                                                PAGE
                                                -----
THE TRUST .....................................   1
INVESTMENT OBJECTIVES AND POLICIES ............   1
INVESTMENT RESTRICTIONS .......................   1
PERFORMANCE INFORMATION .......................   7
PORTFOLIO TRANSACTIONS AND BROKERAGE ..........   8
THE INVESTMENT ADVISER ........................   9
NET ASSET VALUE ...............................  10
HOW TO BUY SHARES .............................  10
ALTERNATIVE PURCHASE ARRANGEMENTS .............  11
INVESTOR ACCOUNT SERVICES .....................  12
HOW TO REDEEM SHARES ..........................  12
DIVIDENDS, DISTRIBUTIONS AND TAXES ............  13
TAX SHELTERED RETIREMENT PLANS ................  14
THE DISTRIBUTOR ...............................  14
PLANS OF DISTRIBUTION .........................  15
TRUSTEES AND OFFICERS .........................  15
OTHER INFORMATION .............................  23


                        Customer Service: (800) 243-1574
                           Marketing: (800) 243-4361
                        Telephone Orders: (800) 367-5877
                 Telecommunications Device (TTY)-(800) 243-1926













PXP 2053B (5/98)

                                   THE TRUST



     Phoenix Investment Trust 97 (the "Trust") is a diversified open-end management investment company which was organized under Massachusetts law in 1997 as a business trust. The Trust presently comprises two series: the Phoenix Value Equity Fund and Phoenix Small Cap Value Fund, each a "Fund" and collectively the "Funds."



                       INVESTMENT OBJECTIVES AND POLICIES


 The investment objective of each Fund is deemed to be a fundamental policy which may not be changed without the approval of the holders of a majority of the outstanding shares of each Fund. Investment restrictions described in this Statement of Additional Information are fundamental policies of each Fund and may not be changed without the approval of each Fund's shareholders. Notwithstanding the foregoing, certain investment restrictions affect more than one series of the Trust and therefore modifications may require the consent of other shareholders. There is no assurance that any Fund will meet its investment objective.


                            INVESTMENT RESTRICTIONS

Fundamental Policies
     The following investment restrictions constitute fundamental policies of each Fund which may be changed only upon approval by the holders of a majority of the outstanding shares of such Fund's shareholders. Each Fund may not:

     (1) issue senior securities, as such term is defined in the Investment Company Act of 1940, as amended, except as otherwise permitted under these fundamental investment restrictions;

     (2) make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions; provided, however, the deposit or payment of an initial or maintenance margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin;

     (3) borrow money in excess of 25% of the value of its total assets (including any borrowings). Any such borrowings shall be from banks subject to an agreement by the lender that any recourse is limited to the value of the assets of the Fund with respect to which the borrowing has been made. Deposits in escrow in connection with the writing of covered call options or in connection with the purchase or sale of financial futures contracts and related options shall not be deemed to be a pledge or other encumbrance;

     (4) engage in the business of underwriting the securities of others;

     (5) concentrate its investments in the securities of issuers all of which conduct their principal business activities in the same industry provided that this restriction shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

     (6) make any investment in real estate, real estate mortgage loans and/or commodities, except that the Fund may (a) purchase or sell readily marketable securities which are secured by interests in real estate, or issued by companies which deal in real estate including real estate investment and mortgage investment trusts, and (b) engage in financial futures contracts and related options transactions, provided that the sum of the initial margin deposits on the Fund's futures and related options positions and the premiums paid for related options do not exceed 5% of the value of the Fund's net assets;

     (7) make loans, except that the Fund may (a) invest up to 15% of its total assets in repurchase agreements of a type regarded as "liquid" which are fully collateralized as to principal and interest and which are entered into only with commercial banks, brokers and dealers considered by the Fund to be creditworthy and (b) loan its portfolio securities in amounts up to one-third of the value of its total assets; and

     (8) purchase securities which are not deemed liquid pursuant to procedures adopted by the Board of Trustees if as a result of such purchase more than 15% of the Fund's net assets would be invested in the aggregate in such securities.

     If a percentage restriction on investment or utilization of assets as set forth is adhered to at the time an investment is made, a later change in the percentage resulting from a change in the values or costs of the Fund's assets will not be considered violate of the restriction with the exception of the Fund's policy on borrowing.

Investment Techniques
     The Funds may utilize the following practices or techniques in pursuing its investment objectives.

     U.S. Government Securities. Each Fund may invest in U.S. government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others such as securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

     Repurchase Agreements. Repurchase Agreements are agreements by which a Fund purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the Investment Company Act of 1940, a recognized securities dealer) that the seller will repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security.

     A repurchase transaction is usually accomplished either by crediting the amount of securities purchased to the account of the custodian of the Fund maintained in a central depository of book-entry system or by physical delivery of the securities to the Fund's custodian in return for delivery of the purchase price to the seller. Repurchase transactions are intended to be short-term transactions with the seller repurchasing the securities, usually within seven days.

     Even though repurchase transactions usually do not impose market risks on the purchasing Fund, if the seller of the repurchase agreement defaults and does not repurchase the underlying securities, the Fund might incur a loss if the value of the underlying securities declines, and disposition costs may be incurred in connection with liquidating the underlying securities. In addition, if bankruptcy proceedings are commenced regarding the seller, realization upon the underlying securities may be delayed or limited, and a loss may be incurred if the underlying securities decline in value.

     Securities and Index Options. Each Fund may write covered call options and purchase call and put options. Options and the related risks are summarized below.

     Writing and Purchasing Options. Call options written by the Funds normally will have expiration dates between three and nine months from the date written. During the option period the Funds may be assigned an exercise notice by the broker-dealer through which the call option was sold, requiring the Funds to deliver the underlying security (or cash in the case of securities index calls) against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time as a Fund effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once a Fund has received an exercise notice.

     The exercise price of a call option written by a Fund may be below, equal to or above the current market value of the underlying security or securities index at the time the option is written.

     A multiplier for an index option performs a function similar to the unit of trading for an option on an individual security. It determines the total dollar value per contract of each point between the exercise price of the option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

     Securities indices for which options are currently traded include the Standard & Poor's 100 and 500 Composite Stock Price Indices, Computer/Business Equipment Index, Major Market Index, Amex Market Value Index, Computer Technology Index, Oil and Gas Index, NYSE Options Index, Gaming/Hotel Index, Telephone Index, Transportation Index, Technology Index, and Gold/ Silver Index. Each Fund may write call options and purchase call and put options on any other indices traded on a recognized exchange.

     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option written by a Fund to prevent an underlying security from being called, or to enable a Fund to write another call option with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. If a call option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium on the option less the commission paid.

     Limitations on Options. Each Fund may write call options only if they are covered and if they remain covered so long as the Fund is obligated as a writer. If the Fund writes a call option on an individual security, the Fund will own the underlying security at all times during the option period. Each Fund will write call options on indices only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts. Call options on securities indices written by a Fund will be "covered" by identifying the specific portfolio securities being hedged.

     To secure the obligation to deliver the underlying security, the writer of a covered call option on an individual security is required to deposit the underlying security or other assets in escrow with the broker in accordance with clearing corporation and exchange rules. In the case of an index call option written by a Fund, the Fund will be required to deposit qualified securities. A "qualified security" is a security against which the Fund has not written a call option and which has not been hedged by the Fund by the sale of a financial futures contract. If at the close of business on any day the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts, the Fund will deposit any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal in value to the difference. In addition, when the Funds write a call on an index which is "in-the-money" at the time the call is written, the Funds will pledge with its custodian bank any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal in value to the amount by which the call is "in-the-money" times the multiplier times the number of contracts. Any amount pledged may be applied to the Fund's obligation to pledge additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts.

     Each Fund may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security. Any such sale of a call option or a put option would result in a net gain or loss, depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid.

     Each Fund may enter into futures contracts and options, provided that such obligations represent no more than 50% of the Fund's net assets. Under the Commodity Exchange Act, a Fund may enter into futures and options transactions for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums and for other than hedging purposes provided that assets committed to initial margin and option premiums do not exceed 5% of the Fund's net assets. To the extent required by law, each Fund will set aside cash and appropriate liquid assets in a pledged account to cover its obligations related to futures contracts and options. In connection with each Fund qualifying as a regulated investment company under the Internal Revenue Code, other restrictions on the Funds' ability to enter into option transactions may apply from time to time. See "Dividends, Distributions and Taxes."

     Risks Relating to Options. During the option period, the writer of a call option has, in return for the premium received on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option.

     An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Funds will write and purchase options only when the Adviser believes that a liquid secondary market will exist for options of the same series, there can be no assurance that a liquid secondary market will exist for a particular option at a particular time and that the Fund, if it so desires, can close out its position by effecting a closing transaction. If the writer of a covered call option is unable to effect a closing purchase transaction, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call writer may not be able to sell the underlying security at a time when it might otherwise be advantageous to do so.

     Possible reasons for the absence of a liquid secondary market on an exchange include: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) inadequacy of the facilities of an exchange or the clearing corporation to handle trading volume; and (v) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on orders.

     Each exchange has established limitations governing the maximum number of call options, whether or not covered, which may be written by a single investor acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions.

     Risks of Options on Indices. Because the value of an index option depends upon movements in the level of the index rather than movements in the price of a particular security, whether each Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than upon movements in the price of an individual security. Accordingly, successful use by the Funds of options on indices will be subject to the Adviser's ability to predict correctly movements in the direction of the market generally or in the direction of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

     Index prices may be distorted if trading of certain securities included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities included in the index. If this occurred, the Fund would not be able to close out options which it had written or purchased and, if restrictions on exercise were imposed, might be unable to exercise an option it purchased, which would result in substantial losses to the Fund. However, it is the Trust's policy to write or purchase options only on indices which include a sufficient number of securities so that the likelihood of a trading halt in the index is minimized.

     Because the exercise of an index option is settled in cash, an index call writer cannot determine the amount of its settlement obligation in advance and, unlike call writing on portfolio securities, cannot provide in advance for its potential settlement obligation by holding the underlying securities. Consequently, the Funds will write call options on indices only subject to the limitations described above.

     Price movements in securities in the Funds' portfolios will not correlate perfectly with movements in the level of the index and, therefore, the Funds bear the risk that the price of the securities held by a Fund may not increase as much as the level of the index. In this event, the Fund would bear a loss on the call which would not be completely offset by movements in the prices of the Fund's portfolio securities. It is also possible that the index may rise when the value of the Fund's portfolio securities does not. If this occurred, the Fund would experience a loss on the call which would not be offset by an increase in the value of its portfolio and might also experience a loss in the market value of portfolio securities.

     Unless the Fund has other liquid assets which are sufficient to satisfy the exercise of a call on an index, the Fund will be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if the Fund fails to anticipate an exercise, to the extent permissible, it may have to borrow from a bank pending settlement of the sale of securities in its portfolio and pay interest on such borrowing.

     When a Fund has written a call on an index, there is also a risk that the market may decline between the time the Fund has the call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell securities in its portfolio. As with options on portfolio securities, the Fund will not learn that a call has been exercised until the day following the exercise date but, unlike a call on a portfolio security where the Fund would be able to deliver the underlying security in settlement, the Fund may have to sell part of its portfolio securities in order to make settlement in cash, and the price of such securities might decline before they could be sold.


     If a Fund exercises a put option on an index which it has purchased before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If this change causes the exercised option to fall "out-of-the-money" the Fund will be required to pay the difference between the closing index value and the exercise price of the option (multiplied by the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.


     Financial Futures Contracts and Related Options. Each Fund may use financial futures contracts to hedge against changes in the market value of its portfolio securities or securities which it intends to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges--long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in a Fund's portfolio may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities which the Fund may wish to purchase in the future by purchasing futures contracts.


     The Funds may purchase or sell any financial futures contracts which are traded on a recognized exchange or board of trade. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the Standard & Poor's 500 Composite Stock Price Index and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.


     In contrast to the situation when a Fund purchases or sells a security, no security is delivered or received by the Fund upon the purchase or sale of a financial futures contract. Initially, the Fund will be required to deposit in a pledged account with its custodian bank any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market.


     The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.


     Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

     The Funds will pay commissions on financial futures contracts and related options transactions. These commissions may be higher than those which would apply to purchases and sales of securities directly.

     Limitations on Futures Contracts. Each Fund may enter into futures contracts, provided that such obligations represent no more than 50% of the Fund's net assets. Under the Commodity Exchange Act, a Fund may enter into futures and options transactions for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums and for other than hedging purposes provided that assets committed to initial margin and option premiums do not exceed 5% of the Fund's net assets. To the extent required by law, the Fund will set aside cash and appropriate liquid assets in a pledged account to cover its obligations related to futures contracts and options.

     The extent to which the Funds may enter into financial futures contracts and related options also may be limited by the requirements of the Internal Revenue Code for qualifications as a regulated investment company. See "Dividends, Distributions and Taxes."

     Risks Relating to Futures Contracts. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such contracts or options. Each Fund will enter into a futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close out a futures position. In the case of a futures position, in the event of adverse price movements each Fund would continue to be required to make daily margin payments. In this situation, if each Fund has insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, each Fund may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability to hedge its portfolio effectively.

     There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger's opportunity to benefit from a favorable market movement. In addition, investing in futures contracts will cause the Fund to incur additional brokerage commissions and may cause an increase in the Fund's portfolio turnover rate.

     The successful use of futures contracts also depends on the ability of the Adviser to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract is held by the Fund or such prices move in a direction opposite to that anticipated, the Fund may realize a potential unlimited loss on the hedging transaction which is not offset by an increase in the value of its portfolio securities. As a result, the Fund's return for the period may be less than if it had not engaged in the hedging transaction.

     Utilization of futures contracts by the Fund involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the securities. It is possible that, where the Fund has sold futures contracts to hedge its portfolio against decline in the market, the market may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the Fund then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

     The market prices of futures contracts may be affected if participants in the futures market also elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such cases, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful hedging transaction.

     Leverage. Each Fund may borrow for temporary, extraordinary or emergency purposes. Each Fund will borrow only from banks, and only if immediately after such borrowing the value of the assets of the Fund (including the amount borrowed) less its liabilities (not including any borrowings) is at least three times the amount of funds borrowed. The effect of this provision is to permit the Fund to borrow up to 25% of the total assets (including any borrowings) of the Fund. If, due to market fluctuations or other reasons, the value of the Fund's assets computed as provided above becomes at any time less than three times the amount of the borrowings, the Fund, within three business days, is required to reduce bank debt to the extent necessary to meet the required 300% asset coverage.

     Interest on money borrowed will be an expense of the Fund with respect to which the borrowing has been made. Because such expense would not otherwise be incurred, the net investment income of the Fund is not expected to be as high as it otherwise would be during periods when borrowings for investment purposes are substantial. Bank borrowings must be obtained on an unsecured basis. Any such borrowing must also be made subject to an agreement by the lender that any recourse is limited to the assets of the Fund with respect to which the borrowing has been made.

     Foreign Securities. Each Fund may purchase foreign securities, including those issued by foreign branches of U.S. banks. In any event, such investments in foreign securities will be limited to 30% of the total assets of each Fund. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issues. These considerations include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information, the difficulty of interpreting financial information prepared under foreign securities markets, the impact of political, social or diplomatic developments, difficulties in invoking legal process abroad and the difficulty of assessing economic trends in foreign countries.


     The Funds may use a foreign custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Funds' foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriations, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.


     Although the Funds may buy securities of foreign issuers in foreign markets, most of their foreign securities investments are made by purchasing American Depositary Receipts (ADRs), "ordinary shares," or "New York Shares." The Funds may invest in foreign-currency-denominated securities that trade in foreign markets if the Adviser believes that such investments will be advantageous to the Funds.


     ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer. They are issued by U.S. banks and traded on exchanges or over the counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Fund from the foreign settlement risks described below.


     Lending Portfolio Securities. In order to increase its return on investments, each Fund may make loans of its portfolio securities, as long as the market value of the loaned securities does not exceed one-third of the value of the Fund's total assets. Loans of portfolio securities will always be fully collateralized by cash or securities issued or guaranteed by the U.S. Government and marked to market daily, at no less than 100% of the market value of the loaned securities (as marked to market daily) and made only to borrowers considered by the Adviser to be creditworthy. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities and possibly the loss of the collateral if the borrower fails financially.


     Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. These contracts will only be used to facilitate settlements.


     Each Fund does not intend to enter into such forward contracts if it would have more than 5% of the value of its net assets committed to the initial margin and option premiums on such contracts on a regular or continuous basis. A Fund will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the best interests of the Fund. The Funds' custodian bank will pledge any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily, in an amount not less than the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign currency. If the value of the securities pledged declines, additional cash or securities will be added so that the pledged amount is not less than the amount of the Fund's commitments with respect to such contracts. Generally, the Funds will not enter into forward contracts with a term longer than one year.

     Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period for such options any time prior to expiration.

     A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect a Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if a Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

     Foreign Currency Futures Transactions. Each Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.

     Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

     Regulatory Restrictions. To the extent required to comply with Securities and Exchange Commission Release No. IC-10666, when purchasing a futures contract or writing a put option, each Fund will maintain in a pledged account any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal to the value of such contracts.

     Each Fund may enter into futures contracts and options, provided that such obligations represent no more than 50% of a Fund's net assets. Under the Commodity Exchange Act, a Fund may enter into futures and options transactions for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums and for other than hedging purposes provided that assets committed to initial margin and option premiums do not exceed 5% of a Fund's net assets. To the extent required by law, the Funds will set aside cash and appropriate liquid assets in a pledged account to cover its obligations related to futures contracts and options.

     Derivative Investments. In order to hedge various portfolio positions, including to hedge against price movements in markets in which the Funds anticipate increasing their exposure, the Funds may invest in certain instruments which may be characterized as derivative investments. These investments include various types of interest rate transactions, options and futures. Such investments also may consist of indexed securities. Other of such investments have no express quantitative limitations, although they may be made solely for hedging purposes, not for speculation, and may in some cases be limited as to the type of counter-party permitted. Interest rate transactions involve the risk of an imperfect correlation between the index used in the hedging transactions and that pertaining to the securities which are the subject of such transactions. Similarly, utilization of options and futures transactions involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of the securities or interest rates which are the subject of the hedge. Investments in indexed securities, including inverse securities, subject the Funds to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal.


                            PERFORMANCE INFORMATION


     The Funds may, from time to time, include total return in advertisements, sales literature or reports to shareholders or prospective investors. Performance information in advertisements and sales literature may be expressed as yield of a class or Fund and as total return of any Class or Fund.



     Standardized quotations of average annual total return for each Class of Shares of a Fund will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in either Class A, Class B, Class
C or Class M Shares of a Fund over periods of 1, 5 and 10 years or up to the life of the class of shares of a Fund, calculated for each class separately pursuant to the following formula: P(1 + T)((n)) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of each class's expenses (on an annual basis), deduction of the maximum initial sales load in the case of Class A and M Shares and the maximum contingent deferred sales charge applicable to a complete redemption of the investment in the case of Class B and C Shares, and assume that all dividends and distributions are reinvested when paid.

     The Funds may from time to time include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and Morningstar, Inc. Additionally, the Funds may compare performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week, Investor's Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor's The Outlook, and Personal Investor. The Funds may from time to time illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of the Funds against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Russell 1000 Value Index, Russell 2000 Value Index, Dow Jones Industrial Average, Europe Australia Far East Index (EAFE), Consumer Price Index, Lehman Brothers Corporate Index and Lehman Brothers T-Bond Index.



     Advertisements, sales literature and other communications may contain information about the Funds and Adviser's current investment strategies and management style. Current strategies and style may change to allow the Funds to respond quickly to changing market and economic conditions. From time to time the Funds may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Funds may separate its cumulative and average annual returns into income and capital gains components.


     Performance information reflects only the performance of a hypothetical investment in each class during the particular time period on which the calculations are based. Performance information should be considered in light of each Fund's investment objectives and policies, characteristics and quality of the portfolio, and the market condition during the given time period, and should not be considered as a representation of what may be achieved in the future.


     The Funds may also compute aggregate cumulative total return for specified periods based on a hypothetical Class A, Class B, Class C or Class M account with an assumed initial investment of $10,000. The aggregate total return is determined by dividing the net asset value of this account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return reflects payment of the Class A and M Shares' maximum sales charge of 4.75% and 3.50%, respectively, and assumes reinvestment of all income dividends and capital gain distributions during the period.


     The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data, for each class of shares of the Funds, both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods other than those noted below. Such data will be computed as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return and (2) the maximum applicable sales charge will not be included with respect to annual, annualized or aggregate rate of return calculations.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE


     The Adviser places orders for the purchase and sale of securities, supervises their execution and negotiates brokerage commissions on behalf of the Funds. It is the practice of the Adviser to seek the best prices and execution of orders and to negotiate brokerage commissions which in the Adviser's opinion are reasonable in relation to the value of the brokerage services provided by the executing broker. Brokers who have executed orders for the Funds are asked to quote a fair commission for their services. If the execution is satisfactory and if the requested rate approximates rates currently being quoted by the other brokers selected by the Adviser, the rate is deemed by the Adviser to be reasonable. Brokers may ask for higher rates of commission if all or a portion of the securities involved in the transaction are positioned by the broker, if the broker believes it has brought the Funds an unusually favorable trading opportunity, or if the broker regards its research services as being of exceptional value, and payment of such commissions is authorized by the Adviser after the transaction has been consummated. If the Adviser more than occasionally differs with the broker's appraisal of opportunity or value, the broker would not be selected to execute trades in the future. The Adviser believes that the Funds benefit with a securities industry comprised of many and diverse firms and that the long-term interest of shareholders of the Funds is best served by brokerage policies which include paying a fair commission rather than seeking to exploit its leverage to force the lowest possible commission rate. The primary factors considered in determining the firms to which brokerage orders are given are the Adviser's appraisal of: the firm's ability to execute the order in the desired manner; the value of research services provided by the firm; and the firm's attitude toward and interest in mutual funds in general including the sale of mutual funds managed and sponsored by the Adviser. The Adviser does not offer or promise to any broker an amount or percentage of brokerage commissions as an inducement or reward for the sale of shares of the Funds. Over-the-counter purchases and sales are transacted directly with principal market-makers except in those circumstances where in the opinion of the Adviser better prices and execution are available elsewhere.


     In general terms, the nature of research services provided by brokers encompasses statistical and background information, and forecasts and interpretations with respect to U.S. and foreign economies, U.S. and foreign money markets, fixed income markets and equity markets, specific industry groups, and individual issues. Research services will vary from firm to firm, with broadest coverage generally from the large full-line firms. Smaller firms in general tend to provide information and interpretations on a smaller scale, frequently with a regional emphasis. In addition, several firms monitor federal, state, local and foreign political developments; many of the brokers also provide access to outside consultants. The outside research assistance is particularly useful to the Adviser's staff since the brokers as a group tend to monitor a broader universe of securities and other matters than the Adviser's staff can follow. In addition, it provides the Adviser with a diverse perspective on financial markets. Research and investment information is provided by these and other brokers at no cost to the Adviser and is available for the benefit of other accounts advised by the Adviser and its affiliates and not all of this information will be used in connection with the Funds. While this information may be useful in varying degrees and may tend to reduce the Adviser's expenses, it is not possible to estimate its value and in the opinion of the Adviser it does not reduce the Adviser's expenses in a determinable amount. The extent to which the Adviser makes use of statistical, research and other services furnished by brokers is considered by the Adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The Adviser does so in accordance with its judgment of the best interest of the Funds and shareholders.

     A high rate of portfolio turnover involves a correspondingly higher amount of brokerage commissions and other costs which must be borne directly by the Funds and indirectly by shareholders.

     The Funds have adopted a policy and procedures governing the execution of aggregated advisory client orders ("bunching procedures") in an attempt to lower commission costs on a per-share and per-dollar basis. According to the bunching procedures, the Adviser shall aggregate transactions unless it believes in its sole discretion that such aggregation is inconsistent with its duty to seek best execution (which shall include the duty to seek best price) for the Funds. No advisory account of the Adviser is to be favored over any other account and each account that participates in an aggregated order is expected to participate at the average share price for all transactions of the Adviser in that security on a given business day, with all transaction costs shared pro rata based on the Funds' participation in the transaction. If the aggregated order is filled in its entirety, it shall be allocated among the Adviser's accounts in accordance with the allocation order, and if the order is partially filled, it shall be allocated pro rata based on the allocation order. Notwithstanding the foregoing, the order may be allocated on a basis different from that specified in the allocation order if all accounts of the Adviser whose orders are allocated receive fair and equitable treatment and the reason for such different allocation is explained in writing and is approved in writing by the Adviser's compliance officer as soon as practicable after the opening of the markets on the trading day following the day on which the order is executed. If an aggregated order is partially filled and allocated on a basis different from that specified in the allocation order, no account that is benefited by such different allocation may intentionally and knowingly effect any purchase or sale for a reasonable period following the execution of the aggregated order that would result in it receiving or selling more shares than the amount of shares it would have received or sold had the aggregated order been completely filled. The Trustees will annually review these procedures or as frequently as shall appear appropriate.

                             THE INVESTMENT ADVISER


     The offices of Phoenix Investment Counsel, Inc. ("PIC") are located at 56 Prospect Street, Hartford, Connecticut 06115-0480. PIC was organized in 1932 as John P. Chase, Inc. All of the outstanding shares of the Investment Adviser are owned by Phoenix Equity Planning Corporation ("Equity Planning"). All of the outstanding shares of Equity Planning are owned by Phoenix Investment Partners, Ltd. (previously known as Phoenix Duff & Phelps Corporation). A majority of the outstanding shares of Phoenix Investment Partners, Ltd. are owned by PM Holdings, Inc. ("Holdings"), a wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life"). In addition to the Funds, PIC also serves as investment adviser to The Phoenix Edge Series Fund (all Series other than Phoenix Real Estate Securities Series and Aberdeen New Asia Series), Phoenix Series Fund, Phoenix Multi-Portfolio Fund (other than the Phoenix Real Estate Securities Portfolio), Phoenix Strategic Allocation Fund, Inc., Phoenix Strategic Equity Series Fund (except Phoenix Equity Opportunities Fund), Phoenix Duff & Phelps Institutional Mutual Funds (except Real Estate Equity Securities Portfolio, Core Equity Portfolio and Enhanced Reserves Portfolio), Phoenix Growth and Income Fund of Phoenix Equity Series Fund and as subadviser to SunAmerica Series Trust among others. PIC also serves as Subadviser to the Phoenix-Aberdeen New Asia Fund of Phoenix-Aberdeen Series Fund and the Aberdeen New Asia Series of the Phoenix Edge Series Fund.

     Philip R. McLoughlin, a director and officer of the Fund, is also a director of the Adviser. Michael E. Haylon, an officer of the Fund, is also a director and officer of the Adviser. Christian C. Bertelsen, G. Jeffrey Bohne, William E. Keen, III, William R. Moyer and William J. Newman, officers of the Fund, are officers of the Adviser.


     The Adviser provides certain services and facilities required to carry on the day-to-day operations of the Funds (for which it receives management fees) other than the costs of printing and mailing proxy materials, reports and notices to shareholders; legal, auditing and accounting services; regulatory filing fees and expenses of printing the Funds' registration statement (but the Distributor purchases such copies of the Funds' prospectuses and reports and communications to shareholders as it may require for sales purposes); insurance expense; association membership dues; brokerage fees; and taxes.

     All costs and expenses (other than those specifically referred to as being borne by the Adviser) incurred in the operation of the Funds are borne by the Funds. Each Fund pays expenses incurred in its own operation and also pays a portion of the Trust's general administration expenses allocated on the basis of the asset size of the respective Fund, except where an allocation using an alternative method can be more fairly made. Such expenses include, but shall not be limited to, all expenses incurred in the operation of the Funds and any public offering of its shares, including, among others, interest, taxes, brokerage fees and commissions, fees of Trustees who are not employees of the Adviser or any of its affiliates, expenses of Trustees' and shareholders' meetings, including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, expenses of repurchase and redemption of shares, expenses of issue and sale of shares (to the extent not borne by Equity Planning under its agreement with the Funds), association membership dues, charges of custodians, transfer agents, dividend disbursing agents and financial agents, bookkeeping, auditing, and legal expenses. The Funds will also pay the fees and bear the expense of registering and maintaining the registration of the Trust and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders.

     The investment advisory agreement provides that the Adviser shall not be liable to the Funds or to any shareholder of the Funds for any error of judgment or mistake of law or for any loss suffered by the Funds or by any shareholder of the Funds in connection with the matters to which the investment advisory agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of the Adviser in the performance of its duties thereunder.

     As full compensation for the services and facilities furnished to the Funds, the Adviser is entitled to a fee, payable monthly, as described in the Prospectus. There is no assurance that the Funds will reach net asset levels high enough to realize reductions in the rates of the advisory fees. Any reduction in the rate of the advisory fee on each Fund will be in proportion to the averages of the aggregate daily net asset values for each class of shares for the period for which the fee had been paid.

     The advisory agreement continues in force from year to year for each Fund, provided that, with respect to each Fund, the agreement must be approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of each Fund. In addition, and in either event, the terms of the agreement and any renewal thereof must be approved by the vote of a majority of the Trustees who are not parties to the agreement or interested persons (as that term is defined in the Investment Company Act of 1940) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreement will terminate automatically if assigned and may be terminated at any time, without payment of any penalty, either by the Trust or by the Adviser, on sixty (60) days written notice.


                                NET ASSET VALUE


     The net asset value per share of each Fund is determined as of the close of trading of the New York Stock Exchange (the "Exchange") on days when the Exchange is open for trading. The Exchange will be closed on the following observed national holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Funds do not price securities on weekends or United States national holidays, the net asset value of a Fund's foreign assets may be significantly affected on days when the investor has no access to the Funds. The net asset value per share of a Fund is determined by adding the values of all securities and other assets of the Fund, subtracting liabilities, and dividing by the total number of outstanding shares of the Fund. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the Securities and Exchange Commission. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Fund, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.



     A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place for any Fund which invests in foreign securities contemporaneously with the determination of the prices of the majority of the portfolio securities of such Fund. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and ask quotations of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Trustees or their delegates. If at any time a Fund has investments where market quotations are not readily available, such investments are valued at the fair value thereof as determined in good faith by the Trustees although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.


                               HOW TO BUY SHARES


     The minimum initial investment is $500 and the minimum subsequent investment is $25. However, both the minimum initial and subsequent investment amounts are $25 for investments pursuant to the "Investo-Matic" plan, a bank draft investing program administered by Distributor, or pursuant to the Systematic Exchange privilege or for an individual retirement account (IRA). In addition, there are no subsequent investment minimum amounts in connection with the reinvestment of dividend or capital gain distributions. Completed applications for the purchase of shares should be mailed to: Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.


     The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are accepted by an authorized broker or the broker's authorized designee.


                       ALTERNATIVE PURCHASE ARRANGEMENTS

     Shares may be purchased from investment dealers at a price equal to their net asset value per share, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase (the "initial sales charge alternative") or (ii) on a contingent deferred basis (the "deferred sales charge alternative"). Orders received by dealers prior to the close of trading on the New York Stock Exchange are confirmed at the offering price effective at that time, provided the order is received by the Distributor prior to its close of business.


     The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of the Funds, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Funds, the accumulated continuing distribution plan fees and contingent deferred sales charges on Class B or C Shares would be less than the initial sales charge and accumulated distribution plan fees on Class A or M Shares purchased at the same time.

     Dividends paid by the Funds, if any, with respect to each Class of Shares will be calculated in the same manner at the same time on the same day, except that fees such as higher distribution plan fees and any incremental transfer agency costs relating to each Class of Shares will be borne exclusively by that class. See "Dividends, Distributions and Taxes."


Class A Shares

     Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed. Class A Shares are subject to an ongoing distribution services fee at an annual rate of 0.25% of the Funds' aggregate average daily net assets attributable to the Class A Shares. In addition, certain purchases of Class A Shares qualify for reduced initial sales charges. See the Funds' current Prospectus for additional information.


Class B Shares
     Class B Shares do not incur a sales charge when they are purchased, but they are subject to a sales charge if they are redeemed within five years of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. See the Funds' current Prospectus for additional information.


     Class B Shares are subject to an ongoing distribution services fee at an annual rate of up to 1.00% of the Fund's aggregate average daily net assets attributable to the Class B Shares. Class B Shares enjoy the benefit of permitting all of the investor's dollars to work from the time the investment is made. The higher ongoing distribution plan fees paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends, to the extent any dividends are paid, than those related to Class A Shares. Class B Shares will automatically convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted, in the circumstances and subject to the qualifications described in the Funds' Prospectus. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time sufficient for the adviser and the Distributor to have been compensated for distribution expenses related to the Class B Shares from most of the burden of such distribution related expenses.

     Class B Shares include all shares purchased pursuant to the deferred sales charge alternative which have been outstanding for less than the period ending eight years after the end of the month in which the shares were issued. At the end of this period, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the higher distribution plan fees. Such conversion will be on the basis of the relative net asset value of the two classes without the imposition of any sales load, fee or other charge.

     For purposes of conversion to Class A Shares, shares purchased through the reinvestment of dividends and distributions paid in respect of Class B Shares in a shareholder's Trust account will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's Trust account (other than those in the sub-account) convert to Class A, an equal pro rata portion of the Class B Share dividends in the sub-account will also convert to Class A Shares.


Class C Shares
     Class C Shares are purchased without an initial sales charge but are subject to a deferred sales charge if redeemed within one year of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. Shares issued in conjunction with the automatic reinvestment of income distributions and capital gain distributions are not subject to any sales charges. Class C Shares are subject to an ongoing distribution services fee of up to 1.00% of the Funds' aggregate average daily net assets attributable to Class C Shares. See the Funds' current Prospectus for more information.

Class M Shares

     Class M Shares are currently closed to new investors. Class M Shares incur a sales charge at the time of purchase but are not subject to any sales charge when redeemed. Certain purchases of Class M Shares may qualify for reduced initial sales charges as described in the Funds' Prospectus. Class M Shares are subject to an ongoing distribution services fee of up to 0.50% of the Funds' aggregate average daily net assets attributable to Class M Shares.



                           INVESTOR ACCOUNT SERVICES

     The Funds offer combination purchase privileges, letters of intent, accumulation plans, withdrawal plans and reinvestment and exchange privileges as described in the Funds' current Prospectus. Certain privileges may not be available in connection with all classes. In most cases, changes to account services may be accomplished over the phone. Inquiries regarding policies and procedures relating to shareholder account services should be directed to Shareholder Services at (800) 243-1574.


     Exchanges. Under certain circumstances, shares of any Phoenix Fund may be exchanged for shares of the same Class of another Phoenix Fund or any other Affiliated Phoenix Fund on the basis of the relative net asset values per share at the time of the exchange. Exchanges are subject to the minimum initial investment requirement of the designated Fund, Series, or Portfolio, except if made in connection with the Systematic Exchange privilege. Shareholders may exchange shares held in book-entry form for an equivalent number (value) of the same class of shares of any other Affiliated Phoenix Fund, if currently offered. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply. The exchange of shares is treated as a sale and purchase for federal income tax purposes (see also "Dividends, Distributions and Taxes").

     Systematic Exchanges. If the conditions above have been met, you or your broker may, by telephone or written notice, elect to have shares exchanged for the same class of shares of another Affiliated Phoenix Fund automatically on a monthly, quarterly, semi-annual or annual basis or may cancel this privilege at any time. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that shares be automatically exchanged at predetermined intervals for shares of the same class of another Affiliated Phoenix Fund. This requirement does not apply to Phoenix "Self Security" program participants. Systematic exchanges will be executed upon the close of business on the 10th day of each month or the next succeeding business day. Systematic exchange forms are available from the Distributor. Exchanges will be based upon each Fund's net asset value per share next computed after the close of business on the 10th day of each month (or next succeeding business day), without sales charge.

     Dividend Reinvestment Across Accounts. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that any dividends and distributions paid with respect to shares in that account be automatically reinvested in a single account of one of the other Phoenix Fund or any other Affiliated Phoenix Fund at net asset value. You should obtain a current prospectus and consider the objectives and policies of each Fund carefully before directing dividends and distributions to another Fund. Reinvestment election forms and prospectuses are available from Equity Planning. Distributions may also be mailed to a second payee and/or address. Requests for directing distributions to an alternate payee must be made in writing with a signature guarantee of the registered owner(s). To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in your account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, you will receive cash for the dividend or distribution regardless of the distribution option selected.


                              HOW TO REDEEM SHARES

     Under the 1940 Act, payment for shares redeemed must ordinarily be made within seven days after tender. The right to redeem shares may be suspended and payment therefor postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or if permitted by rules of the Securities and Exchange Commission, during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the Securities and Exchange Commission for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days or more. See the Funds' current Prospectus for further information.

     The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are accepted by an authorized broker or the broker's authorized designee.

     Redemptions by Class B and C shareholders will be subject to the applicable deferred sales charge, if any.



     Each shareholder account in the Funds which has been in existence for at least one year and has a value of less than $200 may be redeemed upon the giving of not less than 30 days written notice to the shareholder mailed to the address of record. During the 30-day period the shareholder has the right to add to the account to bring its value to $200 or more. See the Funds' current Prospectus for more information.

By Mail
     Shareholders may redeem shares by making written request, executed in the full name of the account, directly to Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. However, when certificates for shares are in the possession of the shareholder, they must be mailed or presented, duly endorsed in the full name of the account, with a written request to Equity Planning that the Trust redeem the shares. See the Funds' current Prospectus for more information.


Telephone Redemptions

     Shareholders may redeem up to $50,000 worth of their shares by telephone. See the Funds' current Prospectus for additional information.

Reinvestment Privilege

     Shareholders who may have overlooked features of their investment at the time they redeemed have a privilege of reinvestment of their investment at net asset value. See the Funds' current Prospectus for more information and conditions attached to this privilege.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


     Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to elect to be treated as a regulated investment company ("RIC") and qualify annually as such under certain provisions of the Internal Revenue Code (the "Code"). Under such provisions, each Fund will not be subject to federal income tax on such part of its ordinary income and net realized capital gains which it distributes to shareholders provided it meets certain distribution requirements. To qualify for treatment as a regulated investment company, each Fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities. If in any taxable year each Fund does not qualify as a regulated investment company, all of its taxable income will be taxed at corporate rates.


     The Code imposes a 4% nondeductible excise tax on a regulated investment company if it does not distribute to its shareholders during the calendar year an amount equal to 98% of the Fund's net ordinary income, with certain adjustments, for such calendar year, plus 98% of each Fund' net capital gains for the 12-month period ending on October 31 of such calendar year. In addition, an amount equal to any undistributed investment company taxable income or capital gain net income from the previous calendar year must also be distributed to avoid the excise tax. The excise tax is imposed on the amount by which the regulated investment company does not meet the foregoing distribution requirements. If each Fund has taxable income that would be subject to the excise tax, each Fund intends to distribute such income so as to avoid payment of the excise tax.


     Under another provision of the Code, any dividend declared by each Fund to shareholders of record in October, November and December of any year will be deemed to have been received by, and will be taxable to shareholders as of December 31 of such year, provided that the dividend is actually paid by each Fund before February 1, of the following year.


     The Funds' policy is to distribute to its shareholders substantially all investment company taxable income as defined in the Code and any net realized capital gains for each year and consistent therewith to meet the distribution requirements of Part I of subchapter M of the Code. The Funds intend to meet the other requirements of Part I of subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Funds will pay no taxes on net investment income and net realized capital gains distributed to shareholders.


     Under certain circumstances, the sales charge incurred in acquiring shares of the Funds may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of the Funds are disposed of within 90 days after the date on which they were acquired and new shares of a regulated investment company are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss realized on the disposition will be determined by excluding from the tax basis of the shares disposed of all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of the shareholder having incurred a sales charge initially. The portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.


     Distributions by the Funds reduce the net asset value of the Funds' shares. Should a distribution reduce the net asset value of a share below a shareholder's cost for the shares, such a distribution nevertheless generally would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time may include the amount of the forthcoming distribution, but the distribution generally would be taxable to them.

     Transactions in options on stock indices are subject to the Code rules of section 1256. Pursuant to these rules, such options, whether sold by the Funds during a taxable year or held by the Funds at the close of its taxable year, will be treated as if sold for their market value, with 40% of any resulting gain or loss treated as short-term and 60% long-term.

     A high portfolio turnover rate may result in the realization of larger amounts of short-term gains, which are taxable to shareholders as ordinary income.

Important Notice Regarding Taxpayer IRS Certification
     Pursuant to IRS Regulations, the Funds may be required to withhold 31% of all reportable payments including any taxable dividends, capital gains distributions or share redemption proceeds, for an account which does not have a taxpayer identification number or social security number and certain required certifications. The Funds reserve the right to refuse to open an account for any person failing to provide a taxpayer identification number along with the required certifications.


     The Funds will furnish shareholders, within 31 days after the end of the calendar year, with information which is required by the Internal Revenue Service for preparing income tax returns. Investors are urged to consult their attorney or tax adviser regarding specific questions as to federal, foreign, state or local taxes.


                         TAX SHELTERED RETIREMENT PLANS


     Shares of the Fund are offered in connection with the following retirement plans or programs: IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k), Profit-Sharing, Money Purchase Pension Plans, and 403(b) Retirement Programs. Write or call Equity Planning (800) 243-4361 for further information about the plans.



                                THE DISTRIBUTOR



     Pursuant to an Underwriting Agreement with the Funds, Phoenix Equity Planning Corporation (the "Distributor"), an indirect wholly-owned subsidiary of Phoenix Investment Partners, Ltd., serves as distributor for the Funds. As such, the Distributor conducts a continuous offering pursuant to a "best efforts" arrangement requiring the Distributor to take and pay for only such securities as may be sold to the public. The address of the Distributor is 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200.


     The Underwriting Agreement may be terminated at any time on not more than 60 days written notice, without payment of a penalty, by the Distributor, by vote of a majority of the outstanding voting securities of the Funds, or by vote of a majority of the Funds' Trustees who are not "interested persons" of the Funds and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any related agreements. The Underwriting Agreement will terminate automatically in the event of its assignment.


     Dealers with whom the Distributor has entered into sales agreements receive sales charges in accordance with the commission table set forth in the Prospectus. The Distributor may from time to time pay, from its own resources or pursuant to the Plans of Distribution described below, a bonus or other incentive to dealers (other than the Distributor) which employ a registered representative who sells a minimum dollar amount of the shares of the Funds during a specific period of time. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the United States or other bonuses such as gift certificates or the cash equivalent of such bonuses. The Distributor may, from time to time, reallow the entire portion of the sales charge which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.



     Equity Planning also acts as administrative agent of the Trust and as such performs administrative, bookkeeping and pricing functions for the Funds. As compensation for such services, Equity Planning is entitled to a fee, payable monthly and based upon the average of the aggregate daily net asset values of each Fund, at the following incremental annual rates:


        First $100 million                    .05% subject to a minimum fee
        $100 million to $300 million          .04%
        $300 million through $500 million     .03%
        Greater than $500 million             .015%

     A minimum charge of $50,000 is applicable for each Fund. In addition, Equity Planning is paid $12,000 for each class of shares beyond one.

                             PLANS OF DISTRIBUTION


     The Trust has adopted separate distribution plans under Rule 12b-1 of the 1940 Act for each class of shares of each series of the Trust (the "Class A Plan," the "Class B Plan," the "Class C Plan," the "Class M Plan," and collectively the "Plans"). The Plans permit the Funds to reimburse the Distributor for expenses incurred in connection with activities intended to promote the sale of shares of each class of shares of the Funds.

     Pursuant to the Plans, the Funds will pay the Distributor 0.25% of the average daily net assets of the Funds for providing services to shareholders, including assistance with inquiries related to shareholder accounts (the "Service Fee"). Pursuant to the Plans, the Funds may reimburse the Distributor monthly for actual expenses of the Distributor up to 0.75% of the average daily net assets of the Funds' Class B and of Class C Shares, and up to 0.25% of the average daily net assets of the Funds' Class M Shares. Expenditures under the Plans shall consist of: (i) commissions to sales personnel for selling shares of the Funds (including underwriting fees and financing expenses incurred in connection with the payment of commissions); (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions which have entered into agreements with the Distributor in the form of the Dealer Agreement for Phoenix Funds for services rendered in connection with the sale and distribution of shares of the Funds; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Funds' Prospectuses and Statements of Additional Information for distribution to potential investors; and (vii) such other similar services that the Trustees of the Funds determine are reasonably calculated to result in the sale of shares of the Funds.


     In order to receive payments under the Plans, participants must meet such qualifications to be established in the sole discretion of the Distributor, such as services to the Funds' shareholders; or services providing the Funds with more efficient methods of offering shares to coherent groups of clients, members or prospects of a participant; or services permitting bulking of purchases or sales, or transmission of such purchases or sales by computerized tape or other electronic equipment; or other processing.

     The fee received by the Distributor under the early years of the Plans is not likely to reimburse the Distributor for the total distribution expenses it will actually incur as a result of the Funds having fewer assets and the Distributor incurring greater promotional expenses during the start-up phase. If the Plans are terminated in accordance with their terms, the obligations of the Funds to make payments to the Distributor pursuant to the Plans will cease and the Funds will not be required to make any payments past the date on which each Plan terminates.

     On a quarterly basis, the Funds' Trustees review a report on expenditures under the Plans and the purposes for which expenditures were made. The Trustees conduct an additional, more extensive review annually in determining whether the Plans will be continued. By its terms, continuation of the Plans from year to year is contingent on annual approval by a majority of the Funds' Trustees and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the "Plan Trustees"). The Plans provide that they may not be amended to increase materially the costs which the Funds may bear pursuant to the Plans without approval of the shareholders of the Funds and that other material amendments to the Plans must be approved by a majority of the Plan Trustees by vote cast in person at a meeting called for the purpose of considering such amendments. The Plans further provide that while they are in effect, the selection and nomination of Trustees who are not "interested persons" shall be committed to the discretion of the Trustees who are not "interested persons." The Plans may be terminated at any time by vote of a majority of the Plan Trustees or a majority of the outstanding shares of the Funds.

     The National Association of Securities Dealers, Inc. (the "NASD") regards certain distribution fees as asset-based sales charges subject to NASD sales load limits. The NASD's maximum sales charge rule may require the Trustees to suspend distribution fees or amend the Plans.


                             TRUSTEES AND OFFICERS


     The Trustees and Officers of the Trust and their business affiliations for the past five years are set forth below and, unless otherwise noted, the address of each executive officer and Trustee is 56 Prospect Street, Hartford, Connecticut, 06115-0480.




                            Positions Held                       Principal Occupations
Name, Address and Age       With the Trust                      During the Past 5 Years
------------------------   ----------------   -----------------------------------------------------------
Robert Chesek (63)         Trustee            Trustee/Director (1981-present) and Chairman (1989-1994),
49 Old Post Road                              Phoenix Funds. Trustee, Phoenix-Aberdeen Series Fund and
Wethersfield, CT 06109                        Phoenix Duff & Phelps Institutional Mutual Funds (1996-
                                              present). Vice President, Common Stock, Phoenix Home Life
                                              Mutual Insurance Company (1980-1994). Director/Trustee,
                                              the National Affiliated Investment Companies (until 1993).

                               Positions Held                          Principal Occupations
Name, Address and Age         With the Trust                          During the Past 5 Years
---------------------------   ----------------   ----------------------------------------------------------------
E. Virgil Conway (68)         Trustee            Chairman, Metropolitan Transportation Authority (1992-
9 Rittenhouse Road                               present). Trustee/Director, Consolidated Edison Company
Bronxville, NY 10708                             of New York, Inc. (1970-present), Pace University (1978-
                                                 present), Atlantic Mutual Insurance Company (1974-present),
                                                 HRE Properties (1989-present), Greater New York Councils,
                                                 Boy Scouts of America (1985-present), Union Pacific Corp.
                                                 (1978-present), Blackrock Freddie Mac Mortgage Securities
                                                 Fund (Advisory Director) (1990-present), Centennial Insurance
                                                 Company (1974-present), Josiah Macy, Jr., Foundation
                                                 (1975-present), The Harlem Youth Development Foundation
                                                 (1987-present), Accuhealth (1994-present), Trism, Inc. (1994-
                                                 present), Realty Foundation of New York (1972-present), New
                                                 York Housing Partnership Development Corp. (Chairman)
                                                 (1981-present) and Fund Directions (Advisory Director)
                                                 (1993-present). Director/Trustee, Phoenix Funds (1993-
                                                 present). Trustee, Phoenix-Aberdeen Series Fund and Phoenix
                                                 Duff & Phelps Institutional Mutual Funds (1996-present).
                                                 Director, Duff & Phelps Utilities Tax-Free Income Inc. and
                                                 Duff & Phelps Utility and Corporate Bond Trust Inc. (1995-
                                                 present). Chairman, Audit Committee of the City of New York
                                                 (1981-1996). Advisory Director, Blackrock Fannie Mae
                                                 Mortgage Securities Fund (1989-1996). Chairman, Financial
                                                 Accounting Standards Advisory Council (1992-1995).
                                                 Director/Trustee, the National Affiliated Investment Companies
                                                 (until 1993).

Harry Dalzell-Payne (68)      Trustee            Director/Trustee, Phoenix Funds (1983-present). Trustee,
330 East 39th Street                             Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
Apartment 29G                                    Institutional Mutual Funds (1996-present). Director, Duff &
New York, NY 10016                               Phelps Utilities Tax-Free Income Inc. and Duff & Phelps
                                                 Utility and Corporate Bond Trust Inc. (1995-present). Director,
                                                 Farragut Mortgage Co., Inc. (1991-1994). Director/Trustee,
                                                 the National Affiliated Investment Companies (1983-1993).
                                                 Formerly a Major General of the British Army.

*Francis E. Jeffries (67)     Trustee            Director/Trustee, Phoenix Funds (1995-present). Trustee,
 6585 Nicholas Blvd.                             Phoenix-Aberdeen Series Inc. and Phoenix Duff & Phelps
 Apt. 1601                                       Institutional Mutual Funds (1996-present). Director, Duff &
 Naples, FL 33963                                Phelps Utilities Income Inc. (1987-present), Duff & Phelps
                                                 Utilities Tax-Free Income Inc. (1991-present) and Duff &
                                                 Phelps Utility and Corporate Bond Trust Inc. (1993-present).
                                                 Director, The Empire District Electric Company (1984-
                                                 present). Director (1989-1997), Chairman of the Board (1993-
                                                 1997), President (1989-1993), and Chief Executive Officer
                                                 (1989-1995), Phoenix Investment Partners, Ltd.

Leroy Keith, Jr. (59)         Trustee            Chairman and Chief Executive Officer, Carson Products
Chairman and Chief                               Company (1995-present). Director/Trustee, Phoenix Funds
Executive Officer                                (1980-present). Trustee, Phoenix-Aberdeen Series Fund and
Carson Product Company                           Phoenix Duff & Phelps Institutional Mutual Funds (1996-
64 Ross Road                                     present). Director, Equifax Corp. (1991-present) and
Savannah, GA 30750                               Evergreen International Fund, Inc. (1989-present). Trustee,
                                                 Evergreen Liquid Trust, Evergreen Tax Exempt Trust,
                                                 Evergreen Tax Free Fund, Master Reserves Tax Free Trust,
                                                 and Master Reserves Trust. President, Morehouse College
                                                 (1987-1994). Chairman and Chief Executive Officer, Keith
                                                 Ventures (1992-1994). Director/Trustee, the National Affiliated
                                                 Investment Companies (until 1993).

                                Positions Held                          Principal Occupations
Name, Address and Age          With the Trust                          During the Past 5 Years
----------------------------   ----------------   -----------------------------------------------------------------
*Philip R. McLoughlin (51)     Trustee and        Chairman (1997-present), Director (1995-present), Vice
                               President          Chairman (1995-1997) and Chief Executive Officer (1995-
                                                  present), Phoenix Investment Partners, Ltd. Director (1994-
                                                  present) and Executive Vice President, Investments (1988-
                                                  present), Phoenix Home Life Mutual Insurance Company.
                                                  Director/Trustee and President, Phoenix Funds (1989-present).
                                                  Trustee and President, Phoenix-Aberdeen Series Fund and
                                                  Phoenix Duff & Phelps Institutional Mutual Funds (1996-
                                                  present). Director, Duff & Phelps Utilities Tax-Free Income Inc.
                                                  (1995-present) and Duff & Phelps Utility and Corporate Bond
                                                  Trust Inc. (1995-present). Director (1983-present) and Chairman
                                                  (1995-present), Phoenix Investment Counsel, Inc. Director
                                                  (1984-present) and President (1990- present), Phoenix Equity
                                                  Planning Corporation. Director (1993-present), Chairman (1993-
                                                  present) and Chief Executive Officer (1993-1995), National
                                                  Securities & Research Corporation. Director, Phoenix Realty
                                                  Group, Inc. (1994-present), Phoenix Realty Advisors, Inc. (1987-
                                                  present), Phoenix Realty Investors, Inc. (1994-present), Phoenix
                                                  Realty Securities, Inc. (1994-present), PXRE Corporation
                                                  (Delaware) (1985-present), and World Trust Fund (1991-present).
                                                  Director and Executive Vice President, Phoenix Life and Annuity
                                                  Company (1996-present). Director and Executive Vice President,
                                                  PHL Variable Insurance Company (1995-present). Director,
                                                  Phoenix Charter Oak Trust Company (1996-present). Director and Vice President, PM Holdings, Inc. (1985-present). Director and President, Phoenix Securities Group, Inc. (1993-1995).
                                                  Director (1992-present) and President (1992-1994), W.S. Griffith
                                                  & Co., Inc. Director, PHL Associates, Inc. (1995-present).
                                                  Director/Trustee, the National Affiliated Investment Companies
                                                  (until 1993).

**Everett L. Morris (69)       Trustee            Vice President, W.H. Reaves and Company (1993-present).
  164 Laird Road                                  Director/Trustee, Phoenix Funds (1995-present). Trustee,
  Colts Neck, NJ 07722                            Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
                                                  Institutional Mutual Funds (1996-present). Director, Duff &
                                                  Phelps Utilities Tax-Free Income Inc. (1991-present) and
                                                  Duff & Phelps Utility and Corporate Bond Trust Inc.
                                                  (1993-present). Director, Public Service Enterprise Group,
                                                  Incorporated (1986-1993). President and Chief Operating
                                                  Officer, Enterprise Diversified Holdings, Incorporated
                                                  (1989-1993).

                                 Positions Held                         Principal Occupations
Name, Address and Age           With the Trust                         During the Past 5 Years
-----------------------------   ----------------   ---------------------------------------------------------------
*James M. Oates (51)            Trustee            Chairman, IBEX Capital Markets LLC (1997-present).
 Managing Director                                 Managing Director, Wydown Group (1994-present). Director,
 The Wydown Group                                  Phoenix Investment Partners, Ltd. (1995-present). Director/
 IBEX Capital Markets LLC                          Trustee, Phoenix Funds (1987-present). Trustee, Phoenix-
 60 State Street                                   Aberdeen Series Fund and Phoenix Duff & Phelps
 Suite 950                                         Institutional Mutual Funds (1996-present). Director, AIB
 Boston, MA 02109                                  Govett Funds (1991-present), Blue Cross and Blue Shield of
                                                   New Hampshire (1994-present), Investors Financial Service
                                                   Corporation (1995-present), Investors Bank & Trust
                                                   Corporation (1995-present), Plymouth Rubber Co. (1995-
                                                   present) Stifel Financial (1996-present) and Command
                                                   Systems, Inc. (1998-present). Vice Chairman, Massachusetts
                                                   Housing Partnership (1998-present). Member, Chief
                                                   Executives Organization (1996-present). Director (1984-1994),
                                                   President (1984-1994) and Chief Executive Officer (1986-
                                                   1994), Neworld Bank. Director/Trustee, the National Affiliated
                                                   Investment Companies (until 1993).

*Calvin J. Pedersen (56)        Trustee            Director (1986-present), President (1993-present) and
 Phoenix Duff & Phelps                             Executive Vice President (1992-1993), Phoenix Investment
 Corporation                                       Partners, Ltd. Director/Trustee, Phoenix Funds (1995-
 55 East Monroe Street                             present). Trustee, Phoenix-Aberdeen Series Fund and Phoenix
 Suite 3600                                        Duff & Phelps Institutional Mutual Funds (1996-present).
 Chicago, IL 60603                                 President and Chief Executive Officer, Duff & Phelps Utilities
                                                   Tax-Free Income Inc. (1995-present), Duff & Phelps Utilities
                                                   Income Inc. (1994-present) and Duff & Phelps Utility and
                                                   Corporate Bond Trust Inc. (1995-present).

**Herbert Roth, Jr. (69)        Trustee            Director/Trustee, Phoenix Funds (1980-present). Trustee,
  134 Lake Street                                  Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
  P.O. Box 909                                     Institutional Mutual Funds (1996-present). Director, Boston
  Sherborn, MA 01770                               Edison Company (1978-present), Phoenix Home Life Mutual
                                                   Insurance Company (1972-1998), Landauer, Inc. (medical
                                                   services) (1970-present),Tech Ops./Sevcon, Inc. (electronic controllers) (1987-present), and Mark IV Industries
                                                   (diversified manufacturer) (1985-present). Member, Directors
                                                   Advisory Council, Phoenix Home Life Mutual Insurance
                                                   Company (1998-present). Director, Key Energy Group (oil rig service) (1988-1994) and Director/Trustee, the National
                                                   Affiliated Investment Companies (until 1993).

Richard E. Segerson (52)                           Managing Director, Mullin Associates (1993-present).
102 Valley Road                                    Director/Trustee, Phoenix Funds (1993-present). Trustee,
New Canaan, CT 07840                               Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
                                                   Institutional Mutual Funds (1996-present). Director/Trustee, the National Affiliated Investment Companies (1984-1993).

Lowell P. Weicker, Jr. (66)                        Trustee/Director, Phoenix Funds (1995-present). Trustee,
731 Lake Avenue                                    Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
Greenwich, CT 06830                                Institutional Mutual Funds (1996-present). Director, UST Inc.
                                                   (1995-present), Burroughs Wellcome Fund (1996-present),
                                                   HPSC Inc. (1995-present), Duty Free International, Inc.
                                                   (1997-1998) and Compuware (1996-present). Visiting
                                                   Professor, University of Virginia (1997-present). Chairman,
                                                   Dresing, Lierman, Weicker (1995-1996). Governor of the State
                                                   of Connecticut (1991-1995).

                                 Positions Held                           Principal Occupations
Name, Address and Age           With the Trust                           During the Past 5 Years
-----------------------------   ----------------   ------------------------------------------------------------------
Michael E. Haylon (40)          Executive          Director and Executive Vice President--Investments, Phoenix
                                Vice               Investment Partners, Ltd. (1995-present). Executive Vice
                                President          President, Phoenix Funds (1993-present) and Phoenix-Aberdeen
                                                   Series Fund (1996-present). Executive Vice President (1997-
                                                   present), Vice President (1996-1997), Phoenix Duff & Phelps
                                                   Institutional Mutual Funds. Director (1994-present), President
                                                   (1995-present), Executive Vice President (1994-1995), Vice
                                                   President (1991-1994), Phoenix Investment Counsel, Inc.
                                                   Director (1994-present), President (1996-present), Executive Vice
                                                   President (1994-1996), Vice President (1993-1994), National
                                                   Securities & Research Corporation. Director, Phoenix Equity
                                                   Planning Corporation (1995-present). Senior Vice President,
                                                   Securities Investments, Phoenix Home Life Mutual Insurance
                                                   Company (1993-1995).

Christian C. Bertelsen (55)     Vice               Managing Director, Value Equities, Phoenix Investment
                                President          Counsel, Inc. (1997-present). Senior Vice President and Chief
                                                   Investment Officer, Zurich Kemper (1996-1997). Vice
                                                   President and Portfolio Manager, Zurich Kemper Small Cap
                                                   Fund and Zurich Kemper Contrarian Fund (1996-1997).
                                                   Senior Vice President, Eagle Asset Management (1993-1996).
                                                   Vice President and Portfolio Manager, Heritage Value Fund
                                                   and Golden Select Variable Annuity Value Trust (1995-1996).

William E. Keen, III (34)       Vice               Assistant Vice President, Phoenix Equity Planning
100 Bright Meadow Blvd.         President          Corporation (1996-present). Vice President, Phoenix Funds,
P.O. Box 2200                                      Phoenix Duff & Phelps Institutional Mutual Funds and
Enfield, CT 06083-2200                             Phoenix-Aberdeen Series Fund (1996-present). Assistant Vice
                                                   President, USAffinity Investments LP (1994-1995). Treasurer
                                                   and Secretary, USAffinity Funds (1994-1995). Manager, Fund
                                                   Administration, SEI Corporation (1991-1994).

William R. Moyer (53)           Vice               Senior Vice President and Chief Financial Officer, Phoenix
100 Bright Meadow Blvd.         President          Investment Partners, Ltd. (1995-present). Director (1998-
P.O. Box 2200                                      present), Senior Vice President, Finance (1990-present), Chief
Enfield, CT 06083-2200                             Financial Officer (1996-present), and Treasurer (1994-1996 and 1998-present), Phoenix Equity Planning Corporation.
                                                   Director (1998-present), Senior Vice President (1990-present),
                                                   Chief Financial Officer (1996-present) and Treasurer (1994-
                                                   present), Phoenix Investment Counsel, Inc. Director (1998-
                                                   present), Senior Vice President, Finance (1993-present), Chief
                                                   Financial Officer (1996-present), and Treasurer (1994-
                                                   present), National Securities & Research Corporation. Senior
                                                   Vice President and Chief Financial Officer, Duff & Phelps
                                                   Investment Management Co. (1996-present). Vice President,
                                                   Phoenix Funds (1990-present), Phoenix-Duff & Phelps
                                                   Institutional Mutual Funds (1996-present) and Phoenix-
                                                   Aberdeen Series Fund (1996-present). Senior Vice President and Chief Financial Officer, W. S. Griffith & Co., Inc. (1992-
                                                   1995) and Townsend Financial Advisers, Inc. (1993-1995).
                                                   Vice President, the National Affiliated Investment Companies
                                                   (until 1993). Vice President, Investment Products Finance,
                                                   Phoenix Home Life Mutual Insurance Company (1990-1995).

                             Positions Held                          Principal Occupations
Name, Address and Age       With the Trust                          During the Past 5 Years
-------------------------   ----------------   ----------------------------------------------------------------
Leonard J. Saltiel (44)     Vice               Managing Director, Operations and Service (1996-present),
                            President          Senior Vice President (1994-1996), Phoenix Equity Planning
                                               Corporation. Vice President, Phoenix Funds (1994-present),
                                               Phoenix Duff & Phelps Institutional Mutual Funds (1996-
                                               present) and Phoenix-Aberdeen Series Fund (1996-present).
                                               Vice President, Investment Operations, Phoenix Home Life
                                               Mutual Insurance Company (1994-1995). Various positions
                                               with Home Life Insurance Company and Phoenix Home Life
                                               Mutual Insurance Company (1987-1994).

Nancy G. Curtiss (45)       Treasurer          Vice President, Fund Accounting (1994-present) and Treasurer
                                               (1996-present), Phoenix Equity Planning Corporation. Treasurer,
                                               Phoenix Funds (1994-present), Phoenix Duff & Phelps
                                               Institutional Mutual Funds (1995-present) and Phoenix-Aberdeen
                                               Series Fund (1996-present). Second Vice President and
                                               Treasurer, Fund Accounting, Phoenix Home Life Mutual
                                               Insurance Company (1994-1995). Various positions with Phoenix
                                               Home Life Insurance Company (1987-1994).

G. Jeffrey Bohne (50)       Secretary          Vice President and General Manager, Phoenix Home Life
101 Munson Street                              Mutual Insurance Co. (1993-present). Vice President, Transfer
Greenfield, MA 01301                           Agent Operations (1993-1996), Vice President, Mutual Fund
                                               Customer Service (1996-present), Phoenix Equity Planning
                                               Corporation. Secretary/Clerk, Phoenix Funds (1993-present).
                                               Phoenix Duff & Phelps Institutional Mutual Funds (1996-
                                               present) and Phoenix-Aberdeen Series Fund (1996-present).
                                               Vice President, Home Life of New York Insurance Company
                                               (1984-1992).


-----------
 *Indicates that the Trustee is an "interested person" of the Trust within the meaning of the definition set forth in Section 2(a)(19) of the Investment Company Act of 1940.


**Pursuant to the retirement policy of the Phoenix Funds, Messrs. Morris and Roth will retire from the Board of Trustees effective January 1, 1999.

     For services on the Boards of Directors/Trustees of the Phoenix Funds, each Trustee who is not a full-time employee of the Adviser or any of its affiliates currently receives a retainer at the annual rate of $40,000 and a fee of $2,500 per joint meeting of the Boards. Each Trustee who serves on the Audit Committee receives a retainer at the annual rate of $2,000 and a fee of $2,000 per joint Audit Committee meeting attended. Each Trustee who serves on the Nominating Committee receives a retainer at the annual rate of $1,000 and a fee of $1,000 per joint Nominating Committee meeting attended. Each Trustee who serves on the Executive Committee and who is not an interested person of the Fund receives a retainer at the annual rate of $1,000 and $1,000 per joint Executive Committee meeting attended. The function of the Executive Committee is to serve as a contract review, compliance review and performance review delegate of the full Board of Trustees. Costs are allocated equally to each of the Series and Funds within the Fund complex. The foregoing fees do not include the reimbursement of expenses incurred in connection with meeting attendance. Officers and employees of the Adviser who are interested persons are compensated by the Adviser and receive no compensation from the Fund.

     For the Funds' current fiscal year, the Trustees will receive approximately the following compensation:





                                                                                              Total
                                                                                           Compensation
                                                  Pension or                              From Fund and
                              Aggregate      Retirement Benefits        Estimated          Fund Complex
                            Compensation       Accrued as Part       Annual Benefits        (13 Funds)
          Name                From Fund        of Fund Expenses      Upon Retirement     Paid to Trustees
------------------------   --------------   ---------------------   -----------------   -----------------
Robert Chesek                 $2,415                 None                  None              $40,250
E. Virgil Conway+             $3,065               for any               for any             $50,750
Harry Dalzell-Payne+          $2,705               Trustee               Trustee             $44,750
Francis E. Jeffries           $2,250*                                                        $37,500
Leroy Keith, Jr.              $2,415                                                         $40,250
Philip R. McLoughlin+         $    0                                                         $     0
Everett L. Morris+            $2,540*                                                        $42,000
James M. Oates+               $2,540                                                         $42,000
Calvin Pedersen               $    0                                                         $     0
Herbert Roth, Jr.+            $3,230*                                                        $53,500
Richard E. Segerson           $2,610                                                         $43,500
Lowell P. Weicker, Jr.        $2,700                                                         $45,000



Since the registrant has not yet completed its first full year since its organization, the table above covers an estimated future payment for the period from November 1, 1997 through the Funds' first fiscal year end August 31, 1998.



*This compensation (and the earnings thereon) paid to Messrs. Jeffries and Roth, will be deferred pursuant to the Directors' Deferred Compensation Plan. At April 30, 1998, the total amount of deferred compensation (including interest and other accumulation earned on the original amounts deferred) accrued for Messrs. Jeffries, Morris and Roth was $82,041, $137,256 and $140,068, respectively. At present, by agreement among the Trust, the Distributor and the electing director, director fees that are deferred are paid by the Trust to the Distributor. The liability for the deferred compensation obligation appears only as a liability of the Distributor.


+Messrs. Conway, Dalzell-Payne, McLoughlin, Morris, Oates and Roth are members of the Executive Committee.


At April 30, 1998, the trustees and officers as a group owned less than 1% of the outstanding shares of the Trust.

Principal Shareholders

     The following table sets forth information as of April 27, 1998 with respect to each person who owns of record or is known by the Registrant to own of record or beneficially own 5% or more of any class of the Registrant's equity securities.





     Name of Shareholder         Class      Number of Shares     Percent of Class
----------------------------   ---------   ------------------   -----------------
Phoenix Value Equity Fund

Phoenix Home Life              Class A          471,139.394            38.20%
56 Prospect St.
Hartford, CT 06103-2818

Smith Barney Inc.              Class A           87,210.679             7.07%
388 Greenwich St.
New York, NY 10013-2339

MLPF&S For The Sole            Class B           60,293.612            13.60%
Benefit of its Customers
ATTN: Fund Administration
4800 Deer Lake Dr. E 3rd Fl
Jacksonville, FL 32246-6484

Phoenix Home Life              Class C           10,016.162             6.30%
56 Prospect St.
Hartford, CT 06103-2818

       Name of Shareholder           Class     Number of Shares     Percent of Class
--------------------------------   ---------   ------------------   -----------------
Painewebber For The Benefit of     Class C          10,720.271             6.74%
Catherine J Smith Revocable
Trust of 1997
Catherine J Smith Trustee
150 Beacon St.
Milton, MA 02186-1005

Donaldson Lufkin Jenrette          Class C          11,727.842             7.37%
Securities Corporation Inc.
PO Box 2052
Jersey City, NJ 07303-2052

MLPF&S For the Sole                Class C          53,134.000            33.41%
Benefit of its Customers
ATTN: Fund Administration
4800 Deer Lake Dr. E 3rd Fl
Jacksonville, FL 32246-6484

Phoenix Home Life                  Class M          10,014.127            82.16%
56 Prospect St.
Hartford, CT 06103-2818

State Street Bank & Trust Co.      Class M           1,421.654            11.66%
Cust For The IRA Rollover Of
Lawrence E Agle
24 Sherman Ct.
Fairfax, CA 94930-1322

Small Cap Value Fund

Phoenix Home Life                  Class A         471,505.506            32.16%
56 Prospect St.
Hartford, CT 06103-2818

Sales Marketing Services Inc.      Class A          79,452.791             5.42%
PO Box 516
Metairie, LA 70004-0516

MLPF&S For The Sole                Class B          68,052.981            15.06%
Benefit of its Customers
ATTN: Fund Administration
4800 Deer Lake Dr. E 3rd Fl
Jacksonville, FL 32246-6484

MLPF&S For The Sole                Class C          72,585.678            34.20%
Benefit of its Customers
ATTN: Fund Administration
4800 Deer Lake Dr. E 3rd Fl
Jacksonville, FL 32246-6484

Phoenix Home Life                  Class M          10,025.000            74.65%
56 Prospect St.
Hartford, CT 06103-2818

Donaldson Lufkin Jenrette          Class M           1,748.424            13.02%
Securities Corporation Inc.
PO Box 2052
Jersey City, NJ 07303-2052

                               OTHER INFORMATION

     The Trust's Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the Securities and Exchange Commission which may be obtained from the Commission's principal office at 450 Fifth Street, N.W., Washington, D.C. 20549, upon payment of the fee prescribed by the rules and regulations promulgated by the Commission.


Independent Accountants

     Price Waterhouse LLP, 160 Federal Street, Boston, MA 02110, has been selected as the independent accountants for the Funds. Price Waterhouse LLP audits the Funds' annual financial statements and expresses an opinion thereon.


Custodian and Transfer Agent

     State Street Bank and Trust Company ("State Street"), P.O. Box 351, Boston, MA 02101, serves as custodian of the Funds' assets (the "Custodian"). Equity Planning, 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, CT 06083-2250, acts as Transfer Agent for the Funds (the "Transfer Agent"). As compensation, Equity Planning receives a fee equivalent to $19.25 for each designated daily dividend shareholder account and $14.95 for each designated non-daily dividend shareholder account plus out-of-pocket expenses. Transfer Agent fees are also utilized to offset costs and fees paid to subtransfer agents employed by Equity Planning. State Street Bank and Trust Company serves as a subtransfer agent pursuant to a Subtransfer Agency Agreement.


Report to Shareholders
     The fiscal year of the Funds ends on August 31. The Funds will send financial statements to shareholders at least semi-annually. An annual report, containing financial statements, audited by independent accountants, will be sent to shareholders each year, and is available without charge upon request.

Financial Statements

     Financial information relating to the Trust is contained in the Semiannual Reports to Shareholders for the period ended February 28, 1998 and is available by calling Equity Planning at (800) 243-4361, or by writing to Equity Planning at 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200. The Semiannual Report is incorporated into this Statement of Additional Information by reference. A copy of the Semiannual Report must precede or accompany this Statement of Additional Information.

Phoenix Value Equity Fund

--------------------------------------------------------------------------------

                        INVESTMENTS AT FEBRUARY 28, 1998
                                  (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
COMMON STOCKS--94.2%
  Aerospace/Defense--3.5%
  Boeing Co. ...................................     10,000       $   542,500
                                                                  -----------
Air Freight--1.4%
  FDX Corp. (b) ................................      3,400           216,538
                                                                  -----------
Banks (Major Regional)--7.4%
  AmSouth Bancorporation .......................      1,900           106,756
  Fleet Financial Group, Inc. ..................      2,300           181,269
  KeyCorp. .....................................      2,200           154,137
  NationsBank Corp. ............................      2,200           150,700
  PNC Bank Corp. ...............................      2,800           155,400
  Wells Fargo & Co. ............................      1,300           418,600
                                                                  -----------
                                                                    1,166,862
                                                                  -----------
Banks (Money Center)--9.9%
  BankAmerica Corp. ............................      1,700           131,750
  Bankers Trust New York Corp. .................      2,400           283,800
  Chase Manhattan Corp. ........................      2,600           322,563
  Citicorp .....................................      4,300           569,750
  Morgan (J.P.) & Co., Inc. ....................      2,000           239,000
                                                                  -----------
                                                                    1,546,863
                                                                  -----------
Beverages (Alcoholic)--1.4%
  Anheuser-Busch Companies, Inc. ...............      4,600           215,625
                                                                  -----------
Chemicals--0.8%
  Praxair, Inc. ................................      2,500           119,531
                                                                  -----------
Communications Equipment--1.8%
  Motorola, Inc. ...............................      5,100           284,325
                                                                  -----------
Computers (Hardware)--1.8%
  Hewlett Packard Co. ..........................      1,600           107,200
  Sun Microsystems, Inc. (b) ...................      3,600           171,450
                                                                  -----------
                                                                      278,650
                                                                  -----------
Computers (Software & Services)--1.5%
  Oracle Corp. (b) .............................      9,300           229,012
                                                                  -----------
Electrical Equipment--2.5%
  Honeywell, Inc. ..............................      5,000           396,250
                                                                  -----------
Electronics (Defense)--1.5%
  Raytheon Co. Class B .........................      4,100           241,131
                                                                  -----------
Electronics (Semiconductors)--2.3%
  Intel Corp. ..................................      4,000           358,750
                                                                  -----------
Financial (Diversified)--10.8%
  American Express Co. .........................      1,700           153,107
  FMAC .........................................     10,100           477,225
  FNMA .........................................      8,500           542,406
  SLM Holding Corp. ............................     12,500           516,406
                                                                  -----------
                                                                    1,689,144
                                                                  -----------
Footwear--2.3%
  Nike, Inc. Class B ...........................      8,300           364,163
                                                                  -----------
Health Care (Diversified)--8.2%
  American Home Products Corp. .................      2,500           234,375
  Bristol-Myers Squibb Co. .....................      3,700           370,694


                                                     SHARES            VALUE
                                                 --------------   --------------
  Foundation Health Systems, Inc.
    Class A (b) ................................     11,000       $   304,562
  Johnson & Johnson ............................      5,100           385,050
                                                                  -----------
                                                                    1,294,681
                                                                  -----------
Health Care (Drugs-Major Pharmaceuticals)--4.0%
  Pfizer, Inc. .................................      5,000           442,500
  Pharmacia & Upjohn, Inc. .....................      4,700           185,944
                                                                  -----------
                                                                      628,444
                                                                  -----------
Health Care (Medical Products & Supplies)--0.5%
  Baxter International, Inc. ...................      1,500            84,937
                                                                  -----------
Insurance (Life/Health)--1.7%
  Aetna, Inc. ..................................      3,100           270,863
                                                                  -----------
Insurance (Multi-Line)--2.5%
  American International Group, Inc. ...........      3,300           396,619
                                                                  -----------
Insurance (Property-Casualty)--3.4%
  Allstate Corp. ...............................      1,000            93,250
  Chubb Corp. ..................................      1,800           143,662
  Travelers Property Casualty Corp. Class A.....      7,200           295,200
                                                                  -----------
                                                                      532,112
                                                                  -----------
Investment Banking/Brokerage--2.1%
  Merrill Lynch & Co., Inc. ....................      4,500           322,031
                                                                  -----------
Machinery (Diversified)--1.5%
  Caterpillar, Inc. ............................      4,400           240,350
                                                                  -----------
Manufacturing (Diversified)--1.8%
  Illinois Tool Works, Inc. ....................      4,800           287,700
                                                                  -----------
Office Equipment & Supplies--1.5%
  Pitney Bowes, Inc. ...........................      5,000           234,375
                                                                  -----------
Photography/Imaging--1.1%
  Xerox Corp. ..................................      1,900           168,506
                                                                  -----------
Publishing--1.3%
  Knight-Ridder, Inc. ..........................      3,600           202,500
                                                                  -----------
Restaurants--3.2%
  McDonald's Corp. .............................      9,200           503,700
                                                                  -----------
Retail (General Merchandise)--2.8%
  Dayton Hudson Corp. ..........................      5,700           440,681
                                                                  -----------
Services (Data Processing)--1.5%
  First Data Corp. .............................      7,000           238,000
                                                                  -----------
Telephone--4.8%
  BellSouth Corp. ..............................      4,200           256,200
  GTE Corp. ....................................      6,300           340,988
  SBC Communications, Inc. .....................      2,000           151,250
                                                                  -----------
                                                                      748,438
                                                                  -----------
Tobacco--3.4%
  Fortune Brands, Inc. .........................      4,800           190,500
  Philip Morris Companies, Inc. ................      8,000           347,500
                                                                  -----------
                                                                      538,000
                                                                  -----------
TOTAL COMMON STOCKS
  (Identified cost $13,675,644)..................................  14,781,281
                                                                  -----------

                       See Notes to Financial Statements
2

Phoenix Value Equity Fund

--------------------------------------------------------------------------------

                                               SHARES       VALUE
                                              --------   -----------
FOREIGN COMMON STOCKS--4.4%
Foods--3.2%
  Nestle SA ADR (Switzerland) ...............  3,400     $   297,697
  Unilever NV (Netherlands) .................  3,100         199,369
                                                         -----------
                                                             497,066
                                                         -----------
Oil (International Integrated)--1.2%
  Royal Dutch Petroleum Co. ADR NY
    Registered Shares (Netherlands) .........  3,600         195,525
                                                         -----------

                                                            VALUE
                                                         -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $635,694) .........................   $   692,591
                                                         -----------
TOTAL LONG-TERM INVESTMENTS--98.6%
  (Identified cost $14,311,338) ......................    15,473,872
                                                         -----------
TOTAL INVESTMENTS--98.6%
  (Identified cost $14,311,338) ......................    15,473,872(a)
  Cash and receivables, less liabilities--1.4% .......       219,912
                                                         -----------

NET ASSETS--100% .....................................   $15,693,784
                                                         ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,269,497 and gross depreciation of $106,963 for federal income tax purposes. At February 28, 1998, the aggregate cost of securities for federal income tax purposes was $14,311,338.
(b) Non-income producing.

                       See Notes to Financial Statements

Phoenix Value Equity Fund

--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 1998
                                  (Unaudited)

Assets
Investment securities at value
  (Identified cost $14,311,338)                                      $15,473,872
Cash                                                                      52,359
Receivables
  Fund shares sold                                                       235,874
  Investment securities sold                                             138,651
  Receivable from adviser                                                 21,021
  Dividends and interest                                                  19,909
Prepaid expenses                                                         52,182
                                                                     -----------
    Total assets                                                      15,993,868
                                                                     -----------
Liabilities
Payables
  Investment securities purchased                                        232,460
  Trustees' fee                                                            6,854
  Transfer agent fee                                                       6,781
  Financial agent fee                                                      6,597
  Distribution fee                                                         5,577
  Fund shares repurchased                                                  1,856
Accrued expenses                                                         39,959
                                                                     -----------
    Total liabilities                                                    300,084
                                                                     -----------
Net Assets                                                           $15,693,784
                                                                     ===========
Net Assets Consist of:
Capital paid in on shares of beneficial interest                     $14,484,353
Undistributed net investment loss                                        (12,889)
Accumulated net realized gain                                             59,786
Net unrealized appreciation                                            1,162,534
                                                                     -----------
Net Assets                                                           $15,693,784
                                                                     ===========
Class A shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $10,085,721)                       927,464
Net asset value per share                                                 $10.87
Offering price per share $10.87/(1-4.75%)                                 $11.41
Class B shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $4,079,387)                        375,903
Net asset value and offering price per share                              $10.85
Class C shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $1,396,086)                        128,571
Net asset value and offering price per share                              $10.86
Class M shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $132,590)                           12,189
Net asset value per share                                                 $10.88
Offering price per share $10.88/(1-3.50%)                                 $11.27

                      STATEMENT OF OPERATIONS
                  FROM INCEPTION NOVEMBER 5, 1997
                        TO FEBRUARY 28, 1998
                            (Unaudited)

Investment Income
Dividends                                                $   56,613
Interest                                                      6,773
                                                         ----------
   Total investment income                                   63,386
                                                         ----------
Expenses
Financial agent fee                                          27,332
Investment advisory fee                                      26,053
Distribution fee--Class A                                     5,967
Distribution fee--Class B                                     7,227
Distribution fee--Class C                                     3,278
Distribution fee--Class M                                       183
Registration                                                 39,431
Transfer agent                                               25,127
Custodian                                                    11,464
Printing                                                      7,314
Professional                                                  7,226
Trustees                                                      6,854
Miscellaneous                                                 7,802
                                                         ----------
   Total expenses                                           175,258
   Less expenses borne by investment adviser               (123,866)
                                                         ----------
   Net expenses                                              51,392
                                                         ----------
Net investment income                                        11,994
                                                         ----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                              59,786
Net change in unrealized appreciation (depreciation)
  on investments                                          1,162,534
                                                         ----------
Net gain on investments                                   1,222,320
                                                         ----------
Net increase in net assets resulting from
  operations                                             $1,234,314
                                                         ==========

                       See Notes to Financial Statements
4

Phoenix Value Equity Fund

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                           From Inception
                                                                                         November 5, 1997 to
                                                                                          February 28, 1998
                                                                                             (Unaudited)
                                                                                        --------------------
From Operations
 Net investment income                                                                      $    11,994
 Net realized gain                                                                               59,786
 Net change in unrealized appreciation (depreciation)                                         1,162,534
                                                                                            -----------
 Increase in net assets resulting from operations                                             1,234,314
                                                                                            -----------
From Distributions to Shareholders
 Net investment income--Class A                                                                 (18,161)
 Net investment income--Class B                                                                  (4,549)
 Net investment income--Class C                                                                  (2,012)
 Net investment income--Class M                                                                    (161)
                                                                                            -----------
 Decrease in net assets from distributions to shareholders                                      (24,883)
                                                                                            -----------
From Share Transactions
Class A
 Proceeds from sales of shares (932,560 shares)                                               9,338,803
 Net asset value of shares issued from reinvestment of distributions (1,823 shares)              18,045
 Cost of shares repurchased (6,919 shares)                                                      (72,938)
                                                                                            -----------
 Total                                                                                        9,283,910
                                                                                            -----------
Class B
 Proceeds from sales of shares (379,965 shares)                                               3,840,051
 Net asset value of shares issued from reinvestment of distributions (370 shares)                 3,662
 Cost of shares repurchased (4,432 shares)                                                      (45,834)
                                                                                            -----------
 Total                                                                                        3,797,879
                                                                                            -----------
Class C
 Proceeds from sales of shares (147,939 shares)                                               1,474,850
 Net asset value of shares issued from reinvestment of distributions (108 shares)                 1,073
 Cost of shares repurchased (19,476 shares)                                                    (195,500)
                                                                                            -----------
 Total                                                                                        1,280,423
                                                                                            -----------
Class M
 Proceeds from sales of shares (12,173 shares)                                                  121,980
 Net asset value of shares issued from reinvestment of distributions (16 shares)                    161
 Cost of shares repurchased (0 shares)                                                               --
                                                                                            -----------
 Total                                                                                          122,141
                                                                                            -----------
 Increase in net assets from share transactions                                              14,484,353
                                                                                            -----------
 Net increase in net assets                                                                  15,693,784
Net Assets
 Beginning of period                                                                                  0
                                                                                            -----------
 End of period (including undistributed net investment loss of ($12,889))                   $15,693,784
                                                                                            ===========


                       See Notes to Financial Statements

Phoenix Value Equity Fund

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)

                                                Class A
                                            ---------------
                                            From Inception
                                              11/5/97 to
                                                2/28/98
                                              (Unaudited)
                                            ---------------
Net asset value, beginning of period           $10.00
Income from investment operations
 Net investment income (loss)                    0.02(4)(5)
 Net realized and unrealized gain                0.87
                                              -------
  Total from investment operations               0.89
                                              -------
Less distributions
 Dividends from net investment income          (0.02)
                                              -------
  Total distributions                          (0.02)
                                              -------
Change in net asset value                        0.87
                                              -------
Net asset value, end of period                 $10.87
                                              =======
Total return(1)                                  8.96%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)         $10,086
Ratio to average net assets of:
 Operating expenses                              1.25%(2)
 Net investment income (loss)                    0.61%(2)
Portfolio turnover                                 31%(3)
Average commission rate paid(6)               $0.0326

                                                Class B                Class C                Class M
                                            --------------         --------------         --------------
                                            From Inception         From Inception         From Inception
                                              11/5/97 to             11/5/97 to             11/5/97 to
                                                2/28/98                2/28/98                2/28/98
                                              (Unaudited)            (Unaudited)            (Unaudited)
                                            --------------         --------------         --------------
Net asset value, beginning of period           $10.00                 $10.00                  $10.00
Income from investment operations
 Net investment income (loss)                   (0.01)(4)(5)           (0.01)(4)(5)             0.01(4)(5)
 Net realized and unrealized gain                0.88                   0.89                    0.88
                                              -------               --------                 -------
  Total from investment operations               0.87                   0.88                    0.89
                                              -------               --------                 -------
Less distributions
 Dividends from net investment income          ( 0.02)                 (0.02)                  (0.01)
                                              -------               --------                 -------
  Total distributions                          ( 0.02)                 (0.02)                  (0.01)
                                              -------               --------                 -------
Change in net asset value                        0.85                   0.86                    0.88
                                              -------               --------                 -------
Net asset value, end of period                 $10.85                 $10.86                  $10.88
                                              =======               ========                 =======
Total return(1)                                  8.72%(3)               8.78%(3)                8.95%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)          $4,079                 $1,396                    $133
Ratio to average net assets of:
 Operating expenses                              2.00%(2)               2.00%(2)                1.50%(2)
 Net investment income (loss)                   (0.28%)(2)             (0.28%)(2)               0.44%(2)
Portfolio turnover                                 31%(3)                 31%(3)                  31%(3)
Average commission rate paid(6)               $0.0326                $0.0326                 $0.0326

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Annualized
(3) Not annualized
(4) Computed using average shares outstanding.
(5) Includes reimbursement of operating expenses by investment adviser of $0.11, $0.11, $0.11 and $0.11, respectively.
(6) A fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal bass.

                       See Notes to Financial Statements
6

Phoenix Small Cap Value Fund

--------------------------------------------------------------------------------

                        INVESTMENTS AT FEBRUARY 28, 1998
                                  (Unaudited)




                                                              SHARES       VALUE
                                                           -----------  ------------
COMMON STOCKS--89.5%
Aerospace/Defense--2.0%
  Gulfstream Aerospace Corp. (b) .........................     9,000    $  364,500
                                                                        ----------

Airlines--2.5%
  America West Holdings Corp. (b) ........................    18,200       451,588
                                                                        ----------

Auto Parts & Equipment--1.7%
  Breed Technologies, Inc. ...............................     6,000       130,500
  Superior Industries International, Inc. ................     6,000       186,375
                                                                        ----------
                                                                           316,875
                                                                        ----------

Banks (Major Regional)--16.2%
  Ambassador Bank of the Commonwealth (b).................     4,000       137,000
  Associated Banc-Corp ...................................       900        47,138
  BancorpSouth, Inc. .....................................     2,000        87,250
  Bank Plus Corp. (b) ....................................    20,000       295,000
  Charter One Financial, Inc. ............................     3,000       181,781
  Dime Bancorp, Inc. .....................................     5,300       161,650
  First American Corp. ...................................     1,900        90,962
  First Midwest Bancorp, Inc. ............................     4,800       211,800
  FirstMerit Corp. .......................................     4,400       129,525
  Old National Bancorp ...................................     3,200       149,600
  ONBANCorp, Inc. ........................................     3,000       217,875
  People's Bank ..........................................     5,000       187,812
  St. Paul Bancorp, Inc. .................................     5,500       145,750
  Sterling Bancorp .......................................     6,000       144,750
  Trustmark Corp. ........................................     7,500       329,063
  United Bankshares, Inc. ................................     2,900       147,356
  Washington Federal, Inc. ...............................     4,400       121,550
  Whitney Holding Corp. ..................................     2,700       170,438
                                                                        ----------
                                                                         2,956,300
                                                                        ----------

Biotechnology--1.7%
  ICOS Corp. (b) .........................................    21,800       306,563
                                                                        ----------

Broadcasting (Television, Radio, & Cable)--1.8%
  Jones Intercable, Inc. (b) .............................    20,000       327,500
                                                                        ----------

Building Materials--8.1%
  Lennar Corp. ...........................................    22,000       614,625
  Toll Brothers, Inc. (b) ................................    19,200       576,000
  Webb (Del E.) Corp. ....................................     9,000       288,000
                                                                        ----------
                                                                         1,478,625
                                                                        ----------
Chemicals (Specialty)--1.6%
  Fuller (H.B.) Co. ......................................     5,000       284,375
                                                                        ----------

Commercial Finance--4.4%
  First Indiana Corp. ....................................     4,000       117,000
  Fremont General Corp. ..................................     9,500       557,531
  National Commerce Bancorporation .......................     3,400       127,925
                                                                        ----------
                                                                           802,456
                                                                        ----------

                                                              SHARES       VALUE
                                                           -----------  ------------

Communications Equipment--0.7%
  Scientific-Atlanta, Inc. ...............................     7,000    $  122,500
                                                                        ----------

Computers (Peripherals)--0.7%
  At Home Corp. Series A (b) .............................     4,000       136,500
                                                                        ----------

Computers (Software &
              Services)--1.0%
  Walker Interactive Systems (b) .........................    11,000       186,313
                                                                        ----------

Containers & Packaging (Paper)--1.1%
  Shorewood Packaging Corp. (b) ..........................     8,200       200,900
                                                                        ----------

Electronics (Component
    Distributors)--1.8%
  CHS Electronics, Inc. (b) ..............................    16,000       330,000
                                                                        ----------

Electronics (Instrumentation)--0.7%
  Iomega Corp. (b) .......................................     6,000        54,750
  VLSI Technology, Inc. (b) ..............................     3,500        67,594
                                                                        ----------
                                                                           122,344
                                                                        ----------

Financial (Diversified)--1.8%
  Advest Group, Inc. .....................................     3,600        89,775
  Astoria Financial Corp. ................................     2,400       134,100
  Finet Holdings Corp. (b) ...............................    25,000        93,750
                                                                        ----------
                                                                           317,625
                                                                        ----------

Foods--0.1%
  Cal-Maine Foods, Inc. ..................................     4,000        25,500
                                                                        ----------

Footwear--0.4%
  Brown Group, Inc. ......................................     5,200        77,350
                                                                        ----------

Hardware & Tools--0.5%
  Starrett (L.S.) Co. Class A ............................     2,200        88,275
                                                                        ----------

Health Care (Medical Products &
    Supplies)--1.8%
  Alaris Medical, Inc. (b) ...............................    45,000       244,687
  Technical Chemicals & Products, Inc. (b) ...............     8,000        77,000
                                                                        ----------
                                                                           321,687
                                                                        ----------

Insurance (Multi-Line)--6.9%
  Horace Mann Educators Corp. ............................    17,000       603,500
  Lawyers Title Corp. ....................................    12,500       545,312
  Penncorp Financial Group, Inc. .........................     3,200       111,200
                                                                        ----------
                                                                         1,260,012
                                                                        ----------

                       See Notes to Financial Statements
8

Phoenix Small Cap Value Fund

--------------------------------------------------------------------------------




                                                   SHARES         VALUE
                                                -----------   --------------

Insurance (Property-Casualty)--3.9%
  Commerce Group, Inc. ........................    13,500     $   472,500
  Selective Insurance Group, Inc. .............     8,500         233,219
                                                              -----------
                                                                  705,719
                                                              -----------

Investment Banking/Brokerage--2.6%
  EVEREN Capital Corp. ........................     5,000         213,125
  McDonald & Company Investments ..............    10,200         255,000
                                                              -----------
                                                                  468,125
                                                              -----------

Iron & Steel--1.5%
  Quanex Corp. ................................     8,500         281,562
                                                              -----------

Machinery (Diversified)--2.5%
  Blount International, Inc. Class A ..........     9,200         255,875
  Stewart & Stevenson Services, Inc. ..........     8,000         195,500
                                                              -----------
                                                                  451,375
                                                              -----------

Manufacturing (Diversified)--2.0%
  Furon Co. ...................................    17,500         368,594
                                                              -----------

Manufacturing (Specialized)--0.9%
  Sturm, Ruger & Co., Inc. ....................     8,000         161,500
                                                              -----------

Metals Mining--1.5%
  AK Steel Holding Corp. ......................     6,700         125,206
  Titanium Metals Corp. (b) ...................     4,800         144,600
                                                              -----------
                                                                  269,806
                                                              -----------

Professional Services--4.0%
  Valassis Communications, Inc. (b) ...........    10,500         400,312
  Wackenhut Corp. Class A .....................    14,200         332,812
                                                              -----------
                                                                  733,124
                                                              -----------

Publishing--2.7%
  Houghton Mifflin Co. ........................     5,000         158,750
  Young Broadcasting Corp. Class A (b) ........     7,600         336,300
                                                              -----------
                                                                  495,050
                                                              -----------

Railroads--0.8%
  Railtex, Inc. (b) ...........................     9,000         146,250
                                                              -----------

REITS--2.3%
  First Union Real Estate Investments .........     8,000          94,500
  Hospitality Properties Trust ................     5,000         175,000
  Winston Hotels, Inc. ........................    12,000         158,250
                                                              -----------
                                                                  427,750
                                                              -----------

Retail (Building Supplies)--1.9%
  Sherwin-Williams Co. ........................    10,500         351,094
                                                              -----------


                                                   SHARES         VALUE
                                                -----------   --------------

Retail (General Merchandise)--1.3%
  Heilig-Meyers Co. ...........................    15,000     $   232,500
                                                              -----------
Retail (Specialty)--2.2%
  Claire's Stores, Inc. .......................    22,000         396,000
                                                              -----------
Savings & Loan Companies--1.5%
  Downey Financial Corp. ......................     2,800          81,900
  FirstFed Financial Corp. (b) ................     3,000         121,125
  Glacier Bancorp, Inc. .......................     2,200          63,250
                                                              -----------
                                                                  266,275
                                                              -----------
Services (Advertising/Marketing)--0.4%
  ACNielsen Corp. (b) .........................     3,000          75,000
                                                              -----------
TOTAL COMMON STOCKS
  (Identified cost $14,992,954)..............................  16,307,512
                                                              -----------
FOREIGN COMMON STOCKS--0.2%
Financial (Diversified)--0.2%
  London Pacific Group Ltd. Sponsored ADR
    (United Kingdom) ..........................     2,000          25,000
                                                              -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $24,830)..................................      25,000
                                                              -----------
UNIT INVESTMENT TRUSTS--5.1%
  DIAMONDS Trust Series I (b) .................     3,000         257,015
  S&P 500 Depositary Receipts .................     5,000         525,313
  S&P 400 Mid-Cap Depositary Receipts .........     2,200         149,497
                                                              -----------
                                                                  931,825
                                                              -----------
TOTAL UNIT INVESTMENT TRUSTS
  (Identified cost $874,453).................................     931,825
                                                              -----------

TOTAL LONG-TERM INVESTMENTS--94.8%
  (Identified cost $15,892,237)..............................  17,264,337
                                                              -----------


                                   STANDARD          PAR
                                   & POOR'S         VALUE
                                    RATING          (000)
                                  ----------      ---------
SHORT-TERM OBLIGATIONS--3.6%
Commercial Paper--3.6%
  Koch Industries, Inc. 5.67%,
    3/2/98 ...................       A-1+           $660         659,896
                                                              -----------

TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $659,896).............................         659,896
                                                              -----------

TOTAL INVESTMENTS--98.4%
  (Identified cost $16,552,133)..........................      17,924,233(a)
  Cash and receivables, less liabilities--1.6% ..........         292,504
                                                              -----------
NET ASSETS--100.0% ......................................     $18,216,737
                                                              ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,713,785 and gross depreciation of $341,685 for federal income tax purposes. At February 28, 1998, the aggregate cost of securities for federal income tax purposes was $16,552,133.
(b) Non-income producing.

                       See Notes to Financial Statements

Phoenix Small Cap Value Fund

--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 1998
                                  (Unaudited)


Assets
Investment securities at value
 (Identified cost $16,552,133)                                $17,924,233
Cash                                                               23,563
Receivables
 Fund shares sold                                                 347,284
 Investment securities sold                                        315.118
 Receivable from adviser                                           17,669
 Dividends and interest                                            10,679
Prepaid expenses                                                   55,527
                                                              ------------
  Total assets                                                 18,694,073
                                                              ------------
Liabilities
Payables
 Investment securities purchased                                  377,258
 Fund shares repurchased                                           44,673
 Financial agent fee                                                6,597
 Transfer agent fee                                                 6,371
 Trustees' fee                                                      5,884
 Distribution fee                                                   5,660
Accrued expenses                                                   30,893
                                                              ------------
  Total liabilities                                               477,336
                                                              ------------
Net Assets                                                    $18,216,737
                                                              ============
Net Assets Consist of:
Capital paid in on shares of beneficial interest              $16,987,672
Undistributed net investment loss                                 (24,843)
Accumulated net realized loss                                    (118,192)
Net unrealized appreciation                                     1,372,100
                                                              ------------
Net Assets                                                    $18,216,737
                                                              ============
Class A shares of beneficial interest outstanding, $1 par
  value, unlimited authorization (Net Assets $12,868,535)       1,188,159
Net asset value per share                                          $10.83
Offering price per share $10.83/(1-4.75%)                          $11.37
Class B shares of beneficial interest outstanding, $1 par
  value, unlimited authorization (Net Assets $3,460,050)          319,978
Net asset value and offering price per share                       $10.81
Class C shares of beneficial interest outstanding, $1 par
  value, unlimited authorization (Net Assets $1,740,310)          160,927
Net asset value and offering price per share                       $10.81
Class M shares of beneficial interest outstanding, $1 par
  value, unlimited authorization (Net Assets $147,842)             13,647
Net asset value per share                                          $10.83
Offering price per share $10.83/(1-3.50%)                          $11.22

                       STATEMENT OF OPERATIONS
                   FROM INCEPTION NOVEMBER 20, 1997
                         TO FEBRUARY 28, 1998
                             (Unaudited)


Investment income
Dividends                                                $   42,496
Interest                                                     16,478
                                                         ----------
   Total investment income                                   58,974
                                                         ----------
Expenses
Investment advisory fee                                      29,544
Financial agent fee                                          23,562
Distribution fee--Class A                                     6,352
Distribution fee--Class B                                     4,544
Distribution fee--Class C                                     2,547
Distribution fee--Class M                                       165
Registration                                                 30,797
Transfer agent                                               24,714
Custodian                                                     9,843
Printing                                                      6,279
Professional                                                  6,204
Trustees                                                      5,884
Miscellaneous                                                 6,985
                                                         ----------
   Total expenses                                           157,420
   Less expenses borne by investment adviser               (106,061)
                                                         ----------
   Net expenses                                              51,359
                                                         ----------
Net investment income                                         7,615
                                                         ----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on securities                            (118,192)
Net change in unrealized appreciation (depreciation)
  on investments                                          1,372,100
                                                         ----------
Net gain on investments                                   1,253,908
                                                         ----------
Net increase in net assets resulting from
  operations                                             $1,261,523
                                                         ==========


                        See Notes to Financial Statements
10

Phoenix Small Cap Value Fund

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS



                                                                                            From Inception
                                                                                         November 20, 1997 to
                                                                                          February 28, 1998
                                                                                             (Unaudited)
                                                                                        ---------------------
From Operations
 Net investment income                                                                       $     7,615
 Net realized loss                                                                              (118,192)
 Net change in unrealized appreciation (depreciation)                                          1,372,100
                                                                                             -----------
 Increase in net assets resulting from operations                                              1,261,523
                                                                                             -----------
From Distributions to Shareholders
 Net investment income--Class A                                                                  (27,475)
 Net investment income--Class B                                                                   (2,932)
 Net investment income--Class C                                                                   (1,800)
 Net investment income--Class M                                                                     (251)
                                                                                             -----------
 Decrease in net assets from distributions to shareholders                                       (32,458)
                                                                                             -----------
From Share Transactions
Class A
 Proceeds from sales of shares (1,208,555 shares)                                             12,191,923
 Net asset value of shares issued from reinvestment of distributions (2,693 shares)               26,901
 Cost of shares repurchased (23,089 shares)                                                     (241,166)
                                                                                             -----------
 Total                                                                                        11,977,658
                                                                                             -----------
Class B
 Proceeds from sales of shares (322,600 shares)                                                3,272,177
 Net asset value of shares issued from reinvestment of distributions (224 shares)                  2,235
 Cost of shares repurchased (2,846 shares)                                                       (29,504)
                                                                                             -----------
 Total                                                                                         3,244,908
                                                                                             -----------
Class C
 Proceeds from sales of shares (160,825 shares)                                                1,627,092
 Net asset value of shares issued from reinvestment of distributions (102 shares)                  1,015
 Cost of shares repurchased (0 shares)                                                                --
                                                                                             -----------
 Total                                                                                         1,628,107
                                                                                             -----------
Class M
 Proceeds from sales of shares (13,622 shares)                                                   136,750
 Net asset value of shares issued from reinvestment of distributions (25 shares)                     249
 Cost of shares repurchased (0 shares)                                                                --
                                                                                             -----------
 Total                                                                                           136,999
                                                                                             -----------
 Increase in net assets from share transactions                                               16,987,672
                                                                                             -----------
 Net increase in net assets                                                                   18,216,737
Net Assets
 Beginning of period                                                                                   0
                                                                                             -----------
 End of period (including undistributed net investment loss of ($24,843))                    $18,216,737
                                                                                             ===========


                       See Notes to Financial Statements
                                                                             11

Phoenix Small Cap Value Fund

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)



                                                 Class A
                                             --------------
                                             From Inception
                                               11/20/97 to
                                                 2/28/98
                                               (Unaudited)
                                             --------------
Net asset value, beginning of period             $10.00
Income from investment operations
 Net investment income (loss)                      0.01(4)(5)
 Net realized and unrealized gain                  0.85
                                                -------
  Total from investment operations                 0.86
                                                -------
Less distributions
 Dividends from net investment income             (0.03)
                                                -------
  Total distributions                             (0.03)
                                                -------
Change in net asset value                          0.83
                                                -------
Net asset value, end of period                   $10.83
                                                =======
Total return(1)                                    8.45%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)           $12,869
Ratio to average net assets of:
 Operating expenses                                1.40%(2)
 Net investment income                             0.44%(2)
Portfolio turnover                                   38%(3)
Average commission rate paid(6)                 $0.0377



                                                 Class B                  Class C                  Class M
                                             --------------           --------------           --------------
                                             From Inception           From Inception           From Inception
                                               11/20/97 to              11/20/97 to              11/20/97 to
                                                 2/28/98                  2/28/98                  2/28/98
                                               (Unaudited)              (Unaudited)              (Unaudited)
                                             --------------           --------------           --------------
Net asset value, beginning of period            $10.00                    $10.00                   $10.00
Income from investment operations
 Net investment income (loss)                    (0.01)(4)(5)              (0.01)(4)(5)              0.01(4)(5)
 Net realized and unrealized gain                 0.85                      0.85                     0.85
                                               -------                   -------                  -------
  Total from investment operations                0.84                      0.84                     0.86
                                               -------                   -------                  -------
Less distributions
 Dividends from net investment income            (0.03)                    (0.03)                   (0.03)
                                               -------                   -------                  -------
  Total distributions                            (0.03)                    (0.03)                   (0.03)
                                               -------                   -------                  -------
Change in net asset value                         0.81                      0.81                     0.83
                                               -------                   -------                  -------
Net asset value, end of period                  $10.81                    $10.81                   $10.83
                                               =======                   =======                  =======
Total return(1)                                   8.21%(3)                 8.18%(3)                  8.37%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)           $3,460                   $1,740                      $148
Ratio to average net assets of:
 Operating expenses                               2.15%(2)                 2.15%(2)                  1.65%(2)
 Net investment income                           (0.53%)(2)               (0.50%)(2)                 0.25%(2)
Portfolio turnover                                  38%(3)                   38%(3)                    38%(3)
Average commission rate paid(6)                $0.0377                  $0.0377                   $0.0377

 (1) Maximum sales charges are not reflected in the total return calculation.
 (2) Annualized
 (3) Not annualized
 (4) Computed using average shares outstanding.
 (5) Includes reimbursement of operating expenses by investment adviser of $0.09, $0.09, $0.09 and $0.09, respectively.
 (6) A fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.


                        See Notes to Financial Statements
12

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
February 28, 1998 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES
     The Phoenix Investment Trust 97 (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose shares are offered in two separate Series, each a "Fund". Each Fund has distinct investment objectives.
     Phoenix Value Equity Fund's primary investment objective is to seek long-term capital appreciation and its secondary objective is to seek current income by investing in a diversified portfolio of common stocks.
     Phoenix Small Cap Value Fund seeks long-term capital appreciation.
     Each Fund offers Class A, Class B, Class C and Class M shares. Class A shares are sold with the front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class M shares are sold with a front-end sales charge of up to 3.50%. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.
     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:
     Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. Security transactions and related income:
     Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:
     Each of the Funds is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:
     Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:
     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. Forward currency contracts:
     Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
February 28, 1998 (Unaudited) (Continued)

exchange rates or if the counterparty does not perform under the contract.

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. Expenses:

     Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

H. Repurchase agreements:

     A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

     As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Fund:


                           1st $1       $1-2         $2+
Fund                      Billion     Billion      Billion
----------------------   ---------   ---------   ----------
Value Equity Fund          0.75%       0.70%        0.65%
Small Cap Value Fund       0.90        0.85         0.80

     The Adviser has voluntarily agreed to assume total operating expenses of each Fund excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until August 31, 1998, to the extent that such expenses exceed the following percentages of the average annual net asset values for each Fund:


                          Class A     Class B     Class C      Class M
                           Shares      Shares      Shares      Shares
                         ---------   ---------   ---------   ----------
Value Equity Fund          1.25%       2.00%       2.00%        1.50%
Small Cap Value Fund       1.40        2.15        2.15         1.65

     As Distributor of the Trust's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Trust that it retained net selling commissions of $15,702 for Class A shares and $298 for Class M shares, and deferred sales charges of $447 for Class B shares and $1,916 for Class C shares for the period ended February 28, 1998. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares, 1.00% for Class C shares and 0.50% for Class M shares applied to the average daily net assets of the Fund. The Distributor has advised the Trust that of the total amount expensed for the period ended February 28, 1998, $27,788 was earned by the Distributor, $2,459 was paid to unaffiliated participants, and $16 was paid to W.S. Griffith, an indirect subsidiary of PHL.

     As Financial Agent of the Trust, PEPCO receives a fee for bookkeeping, administration, and pricing services at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee may apply. PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the period ended February 28, 1998, transfer agent fees were $49,841 of which PEPCO retained $52 which is net of the fees paid to State Street.

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
February 28, 1998 (Unaudited) (Continued)

     At February 28, 1998, PHL and its affiliates held shares of the Trust which aggregated the following:


                                                   Aggregate
                                       Shares   Net Asset Value
                                     --------- ----------------
Value Equity Fund--Class A .........  471,139     $5,121,285
Value Equity Fund--Class B .........   10,020        108,719
Value Equity Fund--Class C .........   10,016        108,776
Value Equity Fund--Class M .........   10,014        108,954
Small Cap Value Fund--
   Class A .........................  471,506      5,106,405
Small Cap Value Fund--
   Class B .........................   10,029        108,415
Small Cap Value Fund--
   Class C .........................   10,026        108,381
Small Cap Value Fund--
   Class M .........................   10,025        108,570

3. PURCHASE AND SALE OF SECURITIES

     Purchases and sales of securities during the period ended February 28, 1998 (excluding U.S. Government and agency securities, short-term securities, and forward currency contracts) aggregated the following:


                           Purchases       Sales
                        -------------- -------------
Value Equity Fund .....  $18,017,417    $3,765,865
Small Cap Value Fund ..   20,529,525     4,519,096

     There were no purchases or sales of long-term U.S. Government and agency securities during the period ended February 28, 1998.

4. CREDIT RISK
     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

5. SUBSEQUENT EVENT
     Class M Shares are currently closed to new investors and subsequent investments by existing shareholders. Existing shareholders in Class M Shares may exchange their shares for Class M Shares of any other affiliated Phoenix Fund without paying any fees or sales charges provided the fund into which the exchange is made has existing Class M Share investors at the time of the exchange.















     This report is not authorized for distribution to prospective investors in the Phoenix Investment Trust 97 unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                          PHOENIX INVESTMENT TRUST 97


                           PART C--OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) Financial Statements:

     Included in Part A of the Registration Statement:

         Financial Highlights

     Included in Part B of the Registration Statement:

         Financial Statement and Notes thereto
         Report of Independent Accountants


 (b) Exhibits:




   1.1     Declaration of Trust of the Registrant previously filed via EDGAR with Pre-Effective Amendment No. 1 on
           November 3, 1997 and incorporated by reference.
   2.      None.
   3.      None.
   4.1     Reference is hereby made to Article IV of Registrant's Declaration of Trust.
   5.1     Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. previously filed via EDGAR with Pre-Effective Amendment No. 1 on November 3, 1997 and incorporated by reference.
   6.1     Underwriting Agreement between Registrant and Phoenix Equity Planning Corporation ("Equity Planning")
           dated November 19, 1997 filed via EDGAR herewith.
   6.2     Form of Sales Agreement between Phoenix Equity Planning Corporation and dealers filed via EDGAR herewith.
   6.3     Form of Supplement to Phoenix Family of Funds Sales Agreement filed via EDGAR herewith.
   6.4     Form of Financial Institution Sales Contract for the Phoenix Family of Funds filed via EDGAR herewith.
   7.      None.
   8.1     Master Custodian Contract between Registrant and State Street Bank and Trust Company previously filed via EDGAR with Pre-Effective Amendment No. 1 on November 3, 1997 and incorporated by reference.
   9.1     Transfer Agency and Service Agreement between Registrant and Equity Planning previously filed via
           EDGAR with Pre-Effective Amendment No. 1 on November 3, 1997 and incorporated by reference.
   9.2     Sub-Transfer Agency Agreement between Registrant and Phoenix Equity Planning Corporation dated June
           1, 1994. Filed via EDGAR herewith.
   9.3     Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning
           Corporation dated November 19, 1997 filed via EDGAR herewith.
   9.4     First Amendment to the Amended and Restated Financial Agreement between Registrant and Phoenix
           Equity Planning Corporation effective as of February 27, 1998 filed via EDGAR herewith.
  10.      Opinion of Counsel as to legality of the shares previously filed via EDGAR with Pre-Effective Amendment
           No. 1 on November 3, 1997 and incorporated by reference.
  11.      Consent of Independent Accountant filed via EDGAR herewith.
  12.      Not applicable.
  13.      Initial Capital Agreement previously filed via EDGAR with Pre-Effective Amendment No. 1 on
           November 3, 1997 and incorporated by reference.
  14.      None.
  15.1     Distribution Plan for Class A Shares filed via EDGAR with Pre-Effective Amendment No. 1 on
           November 3, 1997.
  15.2     Distribution Plan for Class B Shares filed via EDGAR with Pre-Effective Amendment No. 1 on
           November 3, 1997.
  15.3     Distribution Plan for Class C Shares filed via EDGAR with Pre-Effective Amendment No. 1 on
           November 3, 1997.
  15.4     Distribution Plan for Class M Shares filed via EDGAR with Pre-Effective Amendment No. 1 on
           November 3, 1997.

  16.   Schedule for computation of performance information filed via EDGAR herewith.
  17.   Financial Data Schedules reflected on EDGAR as exhibit 27 filed herewith.
  18.   Amended and Restated Plan pursuant to Rule 18f-3 adopted November 19, 1997 filed via EDGAR herewith.
  19.   Powers of Attorney filed via EDGAR herewith and Powers of Attorney filed via EDGAR with Pre-Effective
        Amendment No. 1 on November 3, 1997 and incorporated by reference.


Item 25. Persons Controlled by or Under Common Control With Registrant

     No person is controlled by, or under common control, with the Registrant.

Item 26. Number of Holders of Securities


     As of April 30, 1998, the number of record holders of each class of securities of the Registrant was as follows:




                                     Number of        Number of        Number of       Number of
                                      Class A          Class B          Class C         Class M
Title of Fund                     Record-holders   Record-holders   Record-holders   Record-holders
-------------------------------- ---------------- ---------------- ---------------- ---------------
  Phoenix Value Equity Fund            501              378                60               7
  Phoenix Small Cap Value Fund         884              455               152              11


Item 27. Indemnification


     Please see Article V of the Registrant's Declaration of Trust (incorporated herein by reference). Registrant's trustees and officers are covered by an Errors and Omissions Policy. The Investment Advisory Agreement between the Registrant and its Adviser provide in relevant part that, in the absence of willful malfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties under the Investment Advisory Agreement on the part of the Adviser, the Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding or sale of any security.


     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant and the investment adviser and distributor pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense or any action, suit or proceeding) is asserted against the Registrant by such trustee, director, officer or controlling person or the Distributor in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28. Business and Other Connections of Investment Adviser

     See "Management of the Funds" in the Prospectus and "The Investment Adviser" in the Statement of Additional Information which is included in this Registration Statement. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Adviser, reference is made to the Adviser's current Form ADV (SEC File No. 801-5995) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

Item 29. Principal Distributor

 (a) Equity Planning also serves as the principal underwriter for the following other registrants:

     Phoenix Strategic Allocation Fund, Inc., Phoenix Series Fund, Phoenix Multi-Sector Fixed Income Fund, Inc., Phoenix Multi-Sector Short Term Bond Fund, Phoenix Multi-Portfolio Fund, Phoenix California Tax Exempt Bonds, Inc., Phoenix Income and Growth Fund, Phoenix Worldwide Opportunities Fund, Phoenix Strategic Equity Series Fund, Phoenix Equity Series Fund, Phoenix-Aberdeen Series Fund, Phoenix-Engemann Funds, Phoenix-Seneca Funds, Phoenix Duff & Phelps Institutional Mutual Funds, Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account, PHL Variable Accumulation Account, Phoenix Life and Annuity Variable Universal Life Account and PHL Variable Separate Account MVAI.

     (b) Directors and executive officers of Phoenix Equity Planning Corporation are as follows:



Name and Principal           Positions and Offices             Positions and Offices
Business Address             with Distributor                  with Registrant
--------------------------   -------------------------------   -------------------------
Michael E. Haylon            Director                          Executive Vice President
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480

Philip R. McLoughlin         Director, Chairman and            Trustee and President
56 Prospect Street           President
P.O. Box 150480
Hartford, CT 06115-0480

William R. Moyer             Director, Senior Vice             Vice President
100 Bright Meadow Blvd.      President, Chief Financial
P.O. Box 2200                Officer and Treasurer
Enfield, CT 06083-2200

John F. Sharry               Executive Vice President,         None
56 Prospect Street           Retail Distribution
P.O. Box 150480
Hartford, CT 06115-0480

Leonard J. Saltiel           Managing Director,                Vice President
56 Prospect Street           Operations and Service
P.O. Box 150480
Hartford, CT 06115-0480

G. Jeffrey Bohne             Vice President,                   Clerk and
101 Munson Street            Mutual Fund                       Secretary
P.O. Box 810                 Customer Service and Clerk
Greenfield, MA 01302-0810

Nancy G. Curtiss             Vice President and Treasurer,     Treasurer
56 Prospect Street           Fund Accounting
P.O. Box 150480
Hartford, CT 06115-0480

Thomas N. Steenburg          Vice President,                   Assistant Clerk and
56 Prospect Street           Counsel and Secretary             Assistant Secretary
P.O. Box 150480
Hartford, CT 06115-0480

William E. Keen, III         Assistant Vice President,         Vice President
100 Bright Meadow Blvd.      Mutual Fund Regulation
P.O. Box 2200
Enfield, CT 06083-2200

Jacqueline M. Porter         Assistant Vice President,         Assistant Treasurer
56 Prospect Street           Financial Reporting
P.O. Box 150480
Hartford, CT 06115-0480



 (c) To the best of the Registrant's knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.


Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of the Registrant located at 101 Munson Street, P.O. Box 810, Greenfield, Massachusetts 01302, or its investment adviser, Phoenix Investment Counsel, Inc., 56 Prospect Street, Hartford, Connecticut 06115, or the custodian, State Street Bank and Trust Company, 1 Heritage Drive, P2N, North Quincy, MA 02171. All such accounts, books and other documents required to be maintained by the principal underwriter will be maintained at Phoenix Equity Planning Corporation, 100 Bright Meadow Boulevard, Enfield, Connecticut 06083.


Item 31. Management Services
     Not applicable.

Item 32. Undertakings
 (a) Not applicable.


 (b) Filed herewith.


 (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, and State of Connecticut on the 15th day of May, 1998.



                                         PHOENIX INVESTMENT TRUST 97


ATTEST: /s/ Thomas N. Steenburg          By: /s/ Philip R. McLoughlin
      -------------------------------       -----------------------------------
            Thomas N. Steenburg                  Philip R. McLoughlin
            Assistant Secretary                  President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity indicated, on this 15th day of May, 1998.




Signature                        Title
------------------------------   -------------------------
/s/ E. Virgil Conway             Trustee
----------------------------
    E. Virgil Conway*

/s/ Nancy G. Curtiss             Treasurer (Principal
----------------------------     Financial and Accounting
    Nancy G. Curtiss             Officer

/s/ Harry Dalzell-Payne          Trustee
----------------------------
    Harry Dalzell-Payne*

/s/ Philip R. McLoughlin         President and Trustee
----------------------------     (Principal Executive
    Philip R. McLoughlin*        Officer)

/s/ Everett L. Morris            Trustee
----------------------------
    Everett L. Morris*

/s/ James M. Oates               Trustee
----------------------------
    James M. Oates*

/s/ Herbert Roth, Jr.            Trustee
----------------------------
    Herbert Roth, Jr.*

/s/ Robert Chesek                Trustee
  --------------------------
    Robert Chesek**

/s/ Francis E. Jeffries          Trustee
  --------------------------
    Francis E. Jeffries**

/s/ Leroy Keith, Jr.             Trustee
  --------------------------
    Leroy Keith, Jr.**

/s/ Calvin J. Pedersen           Trustee
  --------------------------
    Calvin J. Pedersen**

/s/ Richard E. Segerson          Trustee
  --------------------------
    Richard E. Segerson**

Signature                                        Title
----------------------------------------------   --------
/s/ Lowell P. Weicker, Jr.                       Trustee
  --------------------------
    Lowell P. Weicker, Jr.**

*Philip R. McLoughlin pursuant to powers of attorney previously filed with Pre-Effective
 Amendment No. 1.

 By /s/ Philip R. McLoughlin
 ---------------------------
      **Philip R. McLoughlin pursuant to
        powers of attorney filed herewith.


                                      S-2